                                                              File No. 333-52114
                                                              File No. 811-10011
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [_]
          Pre-Effective Amendment No.                                        [_]
                                       ------
          Post-Effective Amendment No.   5                                   [X]
                                       ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [_]
                         Amendment No.   10                                  [X]
                                       ------

                        (Check appropriate box or boxes)

                        SBL VARIABLE ANNUITY ACCOUNT XIV

                                (AdvisorDesigns)
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

                    Name of Agent for Service for Process:

                    Amy J. Lee, Associate General Counsel
                    Security Benefit Life Insurance Company
                    One Security Benefit Place
                    Topeka, KS 66636-0001

Approximate Date of Proposed Public Offering:  April 19, 2004

It is proposed that this filing will become effective:

[_]  immediately upon filing pursuant to paragraph (b) of Rule 485
[_]  on May 1, 2004, pursuant to paragraph (b) of Rule 485
[X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_]  on May 1, 2004, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_]  this  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

Title of  securities  being  registered:  Interests in a separate  account under individual flexible premium deferred variable annuity contracts.

                        ADVISORDESIGNS® VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

               ISSUED BY:                          MAILING ADDRESS:
        SECURITY BENEFIT LIFE                  SECURITY BENEFIT LIFE
          INSURANCE COMPANY                      INSURANCE COMPANY
        ONE SECURITY BENEFIT PLACE             P.O. BOX 750497
        TOPEKA, KANSAS 66636-0001              TOPEKA, KANSAS 66675-0497
        1-800-888-2461
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   This Prospectus  describes the AdvisorDesigns  Variable  Annuity--a  flexible purchase payment deferred variable annuity contract (the "Contract")  offered by
Security  Benefit  Life  Insurance  Company  (the  "Company").  The  Contract is
available for individuals as a non-tax  qualified  retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is
designed to give you  flexibility in planning for retirement and other financial goals.

   You may allocate  your  purchase  payments to one or more of the  Subaccounts that  comprise a separate  account of the Company  called the  Variable  Annuity
Account XIV -  AdvisorDesigns  Variable  Annuity.  Each Subaccount  invests in a corresponding  mutual fund (the "Underlying  Fund").  The Subaccounts  currently available under the Contract are:

o  AIM V.I. Capital                      o  Rydex Ursa
     Appreciation Series I               o  Rydex Large Cap Europe
o  Federated High Income                 o  Rydex Large Cap Japan
     Bond II - Service Shares            o  Rydex Banking
o  Federated Fund for U.S.               o  Rydex Basic Materials
     Government Securities II            o  Rydex Biotechnology
o  Fidelity VIP II Contrafund            o  Rydex Consumer Products
o  Fidelity VIP II Index 500             o  Rydex Electronics
o  Fidelity VIP II                       o  Rydex Energy
     Investment-Grade Bond               o  Rydex Energy Services
o  Fidelity VIP III                      o  Rydex Financial Services
     Growth Opportunities                o  Rydex Health Care
o  Franklin Small Cap Class 2            o  Rydex Internet
o  Neuberger Berman AMT                  o  Rydex Leisure
     Guardian Portfolio                  o  Rydex Precious Metals
o  Neuberger Berman AMT                  o  Rydex Real Estate
     Partners Portfolio                  o  Rydex Retailing
o  OppenheimerFunds Global               o  Rydex Sector Rotation
o  PIMCO Real Return                     o  Rydex Technology
o  PIMCO Total Return                    o  Rydex Telecommunications
o  RVT CLS AdvisorOne Amerigo            o  Rydex Titan 500
o  RVT CLS AdvisorOne Clermont           o  Rydex Transportation
o  Rydex Money Market                    o  Rydex U.S. Government Bond
o  Rydex Arktos                          o  Rydex Utilities
o  Rydex Juno                            o  Rydex Velocity 100
o  Rydex Medius                          o  Strong Opportunity
o  Rydex Mekros                          o  Strong Small Cap Value
o  Rydex Nova                            o  Templeton Developing Markets Class 2
o  Rydex OTC                             o  Templeton Foreign Securities Class 2

   Amounts that you allocate to the Subaccounts under a Contract will vary based on investment  performance  of the  Subaccounts.  No minimum  amount of Contract
Value is guaranteed.

   When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

   This Prospectus  concisely sets forth  information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated May 1, 2003, which has been filed with the Securities and Exchange  Commission ("SEC") contains certain additional information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available at no charge. You may obtain a Statement of Additional  Information or a prospectus for any of the Underlying  Funds by writing Security Benefit at One
Security Benefit Place, Topeka, Kansas 66636 or by calling  1-800-888-2461.  The contents  of the  Statement  of  Additional  Information  are set  forth in this
Prospectus.

   The SEC maintains a web site (http://www.sec.gov) that contains the Statement
of  Additional  Information,   material  incorporated  by  reference  and  other
information regarding companies that file electronically with the SEC.

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   THE SECURITIES AND EXCHANGE  COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES  OR  DETERMINED  IF THE  PROSPECTUS  IS  TRUTHFUL  OR  COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   YOU SHOULD READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

   EXPENSES FOR THIS CONTRACT,  IF PURCHASED WITH AN EXTRA CREDIT RIDER,  MAY BE
HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF
CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

   THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR  GUARANTEED  BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2004

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       The variable annuity covered by this Prospectus is the subject of a pending patent in the United States Patent and Trademark Office.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

   Combined Enhanced, Annual Stepped Up,

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
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--------------------------------------------------------------------------------
DEFINITIONS

   Various terms commonly used in this Prospectus are defined as follows:

   ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

   ADMINISTRATIVE  OFFICE -- The Annuity  Administration  Department of Security
Benefit, P.O. Box 750497, Topeka, Kansas 66675-0497.

   ANNUITANT -- The person that you designate on whose life annuity payments may be  determined.  If you  designate  Joint  Annuitants,  "Annuitant"  means  both
Annuitants unless otherwise stated.

   ANNUITY -- A series of  periodic  income  payments  made by the Company to an
Annuitant,  Joint Annuitant,  or Beneficiary  during the period specified in the
Annuity Option.

   ANNUITY  OPTIONS -- Options under the Contract that  prescribe the provisions under which a series of annuity payments are made.

   ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

   ANNUITY START DATE -- The date when annuity  payments begin as elected by the
Owner.

   ANNUITY UNIT -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

   AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which purchase payments are  automatically  paid from your bank account on a specified day of each month or a salary reduction agreement.

   CONTRACT  DATE -- The date the  Contract  begins  as shown in your  Contract.
Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

   CONTRACT VALUE -- The total value of your Contract as of any Valuation Date.

   CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

   CREDIT  ENHANCEMENT  -- An amount  added to  Contract  Value  under the Extra
Credit Rider.

   DESIGNATED  BENEFICIARY  -- The person having the right to the death benefit, if any,  payable  upon the death of the Owner or the  Joint  Owner  prior to the
Annuity  Start  Date.  The  Designated  Beneficiary  is the first  person on the following  list who, if a natural  person,  is alive on the date of death of the
Owner or the Joint Owner: the Owner;  the Joint Owner; the Primary  Beneficiary;
the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the
Owner's Estate.

   OWNER -- The person  entitled to the ownership  rights under the Contract and in whose name the Contract is issued.

   PARTICIPANT-- A Participant under a Qualified Plan.

   PURCHASE  PAYMENT -- An amount paid to the Company as  consideration  for the
Contract.

   SEPARATE  ACCOUNT -- The Variable  Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

   SUBACCOUNT-- A division of the Separate  Account of the Company which invests in a corresponding Underlying Fund.

   UNDERLYING  FUND -- A  mutual  fund  or  series  thereof  that  serves  as an investment vehicle for its corresponding Subaccount.

   VALUATION  DATE -- Each date on which the Separate  Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday,  Memorial Day,  Independence Day, Labor Day, Thanksgiving Day,
and Christmas Day.

   VALUATION  PERIOD -- A period used in measuring the investment  experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

   WITHDRAWAL  VALUE -- The amount you will receive upon full  withdrawal of the
Contract.  It is equal to Contract Value less any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If an Extra Credit Rider is in effect,  Contract  Value will also be reduced by any
Credit Enhancements that have not yet vested.

SUMMARY

   This summary provides a brief overview of the more significant aspects of the
Contract.  Further  detail is  provided in this  Prospectus,  the  Statement  of
Additional Information, and the Contract.

PURPOSE OF THE  CONTRACT -- The  flexible  purchase  payment  deferred  variable annuity contract  ("Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

   You may purchase the Contract as a non-tax  qualified  retirement plan for an individual  ("Non-Qualified  Plan").  You may also purchase the Contract,  on an individual  basis,  in connection with a retirement plan qualified under Section
403(b),  408,  or  408A  of the  Internal  Revenue  Code  of  1986,  as  amended
("Qualified Plan").

THE SEPARATE ACCOUNT AND THE FUNDS -- The Separate Account is currently  divided into accounts,  each referred to as a Subaccount.  See "Separate  Account." Each
Subaccount  invests  exclusively in shares of an Underlying  Fund, each of which has a different  investment  objective or  objectives.  The  Subaccounts  are as follows:

o  AIM V.I. Capital                      o  Rydex Ursa
     Appreciation Series I               o  Rydex Large Cap Europe
o  Federated High Income                 o  Rydex Large Cap Japan
     Bond II - Service Shares            o  Rydex Banking
o  Federated Fund for U.S.               o  Rydex Basic Materials
     Government Securities II            o  Rydex Biotechnology
o  Fidelity VIP II Contrafund            o  Rydex Consumer Products
o  Fidelity VIP II Index 500             o  Rydex Electronics
o  Fidelity VIP II                       o  Rydex Energy
     Investment-Grade Bond               o  Rydex Energy Services
o  Fidelity VIP III                      o  Rydex Financial Services
     Growth Opportunities                o  Rydex Health Care
o  Franklin Small Cap Class 2            o  Rydex Internet
o  Neuberger Berman AMT                  o  Rydex Leisure
     Guardian Portfolio                  o  Rydex Precious Metals
o  Neuberger Berman AMT                  o  Rydex Real Estate
     Partners Portfolio                  o  Rydex Retailing
o  OppenheimerFunds Global               o  Rydex Sector Rotation
o  PIMCO Real Return                     o  Rydex Technology
o  PIMCO Total Return                    o  Rydex Telecommunications
o  RVT CLS AdvisorOne Amerigo            o  Rydex Titan 500
o  RVT CLS AdvisorOne Clermont           o  Rydex Transportation
o  Rydex Money Market                    o  Rydex U.S. Government Bond
o  Rydex Arktos                          o  Rydex Utilities
o  Rydex Juno                            o  Rydex Velocity 100
o  Rydex Medius                          o  Strong Opportunity
o  Rydex Mekros                          o  Strong Small Cap Value
o  Rydex Nova                            o  Templeton Developing Markets Class 2
o  Rydex OTC                             o  Templeton Foreign Securities Class 2

   You may allocate your purchase  payments among the Subaccounts.  Amounts that you  allocate to the  Subaccounts  will  increase  or  decrease in dollar  value depending on the investment  performance  of the  Underlying  Fund in which such
Subaccount  invests.  You bear the  investment  risk for amounts  allocated to a
Subaccount.

PURCHASE  PAYMENTS -- Your initial  purchase  payment must be at least  $10,000.
Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum  subsequent  purchase  payment is $500 ($50 under an  Automatic
Investment Program). See "Purchase Payments."

CONTRACT  BENEFITS -- You may  transfer  Contract  Value among the  Subaccounts, subject to certain restrictions as described in "The Contract."

   At any time before the Annuity  Start Date,  you may surrender a Contract for its Withdrawal  Value, and may make partial  withdrawals,  including  systematic withdrawals,  from  Contract  Value.  See "Full  and  Partial  Withdrawals"  and
"Federal Tax Matters" for more information about withdrawals,  including the 10%
penalty  tax that may be imposed  upon full and partial  withdrawals  (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

   The Contract  provides for a death  benefit upon the death of the Owner prior to the  Annuity  Start  Date.  See "Death  Benefit"  for more  information.  The
Contract  provides for several  Annuity  Options on either a variable  basis,  a fixed basis, or both. The Company  guarantees  annuity  payments under the fixed
Annuity Options. See "Annuity Period."

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event,  the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract  Value,  plus any charges  deducted from such
Contract Value, less the Contract Value attributable to any Credit Enhancements.

   Some states' laws require us to refund your purchase payments instead of your
Contract  Value.  If your  Contract is  delivered in one of those states and you return your  Contract  during the  Free-Look  Period,  the  Company  will refund purchase payments allocated to the Subaccounts rather than Contract Value.

CHARGES AND  DEDUCTIONS  -- The Company does not deduct sales load from purchase payments before allocating them to your Contract Value.  Certain charges will be deducted in connection with the Contract as described below.

   CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent  deferred sales charge (which may also be referred to as a withdrawal charge). The withdrawal charge will be waived on withdrawals to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals, do not exceed the Free Withdrawal amount defined as follows.

   The Free  Withdrawal  amount is equal in the first  Contract  Year, to 10% of purchase payments, excluding any Credit Enhancements,  made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first day of that  Contract  Year.  The  withdrawal  charge  applies  to the  portion  of any withdrawal  consisting  of purchase  payments  that exceeds the Free  Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings.

   The amount of the charge will depend on how long your purchase  payments have been held under the Contract.  Each  purchase  payment you make is considered to have a certain "age," depending on the length of time since the purchase payment was effective. A purchase payment is "age one" in the year beginning on the date the purchase  payment is received by the Company and  increases in age each year thereafter.  The  withdrawal  charge is  calculated  according to the  following schedule:

                      ===================================
                      PURCHASE PAYMENT AGE     WITHDRAWAL
                           (IN YEARS)            CHARGE
                      -----------------------------------
                                1                  7%
                                2                  7%
                                3                  6%
                                4                  5%
                                5                  4%
                                6                  3%
                                7                  2%
                           8 and over              0%
                      ===================================

   The amount of the withdrawal charge assessed against your Contract will never exceed  7% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be assessed upon: (1) payment of death benefit proceeds,
(2) annuity  payments  under  options that  provide for payments for life,  or a period of at least seven years, or (3) withdrawals  made to pay the fees of your registered  investment  adviser,  provided  that your adviser has entered into a variable annuity adviser  agreement with the Company.  See "Contingent  Deferred
Sales Charge."

   MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.85%, on an annual basis, of each  Subaccount's average  daily net assets.  If you are  subject to  mortality  and expense  risk charge above the minimum charge, the Company deducts it from your Contract Value on a monthly  basis.  The mortality and expense risk charge amount is determined each month by reference to the amount of your  Contract  Value,  as set forth in the table below.

            =======================================================
                                                          ANNUAL
                                                         MORTALITY
                                                        AND EXPENSE
            CONTRACT VALUE                              RISK CHARGE
            -------------------------------------------------------
            Less than $25,000...........................   1.10%
            At least $25,000 but less than $100,000.....   0.95%
            $100,000 or more............................   0.85%
            =======================================================

See "Mortality and Expense Risk Charge."

   OPTIONAL  RIDER CHARGES.  The Company  deducts a monthly charge from Contract
Value for  certain  Riders that may be elected by the Owner.  The Company  makes each Rider  available only at issue,  except the Guaranteed  Minimum  Withdrawal
Benefit and Total Protection Riders,  which are also available for purchase on a
Contract  Anniversary.  You  may  not  terminate  a Rider  after  issue,  unless otherwise  stated.  The  amount of the  charge is equal to a  percentage,  on an annual  basis,  of your  Contract  Value.  Each  Rider and its charge are listed below.  A RIDER MAY NOT BE  AVAILABLE IN ALL STATES.  You may not select  Riders with a total charge that exceeds 2.00% of Contract Value.

   GUARANTEED  MINIMUM  INCOME  BENEFIT.  This Rider  makes  available a minimum amount for the  purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The
Minimum  Income Benefit is equal to Purchase  Payments,  net of any Premium tax, less an adjustment  for  Withdrawals,  increased at an annual  effective rate of interest of 3% or 5%, as elected in the application.  The Minimum Income Benefit may be applied to purchase a fixed  Annuity  under  Option 2, life income with a
10-year  period  certain,  or Option 4, joint and last  survivor  with a 10-year period certain,  within 30 days of any Contract  Anniversary  following the 10th
Contract  Anniversary.  This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider is as follows:

                         ==============================
                         INTEREST RATE     RIDER CHARGE
                         ------------------------------
                              3%              0.25%
                              5%              0.40%
                         ==============================

See "Guaranteed Minimum Income Benefit."

   ANNUAL STEPPED UP DEATH BENEFIT. This Rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date.  The death  benefit  under this Rider will be the  greatest  of: (1)
purchase  payments,  less any withdrawals and withdrawal  charges;  (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are received by the Company;  or (3) the Stepped Up Death  Benefit.  The
Stepped Up Death Benefit is the largest result for the following  calculation as of the date of receipt of instructions regarding payment of the death benefit:

o  The largest of Contract Value on any Contract  Anniversary  that occurs prior to the oldest Owner attaining age 81, plus

o  Any purchase payments  received by the Company since the applicable  Contract
   Anniversary; less

o  An  adjustment  for any  withdrawals  and  withdrawal  charges made since the applicable anniversary.

This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The charge for this Rider is 0.25%.  See  "Annual
Stepped Up Death Benefit."

   GUARANTEED GROWTH DEATH BENEFIT. This Rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date.  The death  benefit  under this Rider will be the  greatest  of: (1)
purchase  payments,  less any withdrawals and withdrawal  charges;  (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are received by the Company; or (3) the Guaranteed Growth Death Benefit.
The Guaranteed Growth Death Benefit is an amount equal to purchase payments, net of any premium tax,  less an  adjustment  for any  withdrawals,  increased at an annual effective rate of 3%, 5%, 6% or 7%, as elected in the  application.  This
Rider is  available  only if the age of the  Owner at the time the  Contract  is issued is age 79 or younger. The charge for this Rider is as follows:

                         ==============================
                         INTEREST RATE     RIDER CHARGE
                         ------------------------------
                              3%              0.15%
                              5%              0.25%
                              6%              0.30%
                              7%              0.35%
                         ==============================

See "Guaranteed Growth Death Benefit."

   COMBINED  ANNUAL STEPPED UP AND GUARANTEED  GROWTH DEATH BENEFIT.  This rider makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the  greatest  of:  (1)  purchase  payments,  less any  withdrawals  and withdrawal  charges;  (2)  Contract  Value on the date due proof of the  Owner's death and instructions  regarding  payment are received by the Company;  (3) the
Annual  Stepped Up Death Benefit (as  described  above);  or (4) the  Guaranteed
Growth Death Benefit at 5% (as described above). This Rider is available only if the age of the Owner at the time the  Contract  is issued is age 79 or  younger.
The  charge  for this  Rider is  0.30%.  See  "Combined  Annual  Stepped  Up and
Guaranteed Growth Death Benefit."

   ENHANCED DEATH BENEFIT.  This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit under  this Rider  will be the  greater  of:  (1)  purchase  payments,  less any withdrawals and withdrawal  charges; or (2) Contract Value on the date due proof of the Owner's  death and  instructions  regarding  payment are  received by the
Company,  plus the Enhanced  Death  Benefit.  The Enhanced  Death  Benefit for a
Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of
Contract gain; or (2) 50% of adjusted purchase  payments.  For a Contract issued after the Owner has attained age 70 or older,  the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted  purchase  payments.
Contract  gain is equal to Contract  Value as of the date due proof of death and instructions  with  regard  to  payment  are  received  less  adjusted  purchase payments.  Adjusted purchase payments are equal to all purchase payments made to the Contract adjusted for withdrawals and any applicable premium tax. This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The  charge for this Rider is 0.25%.  See  "Enhanced  Death
Benefit."

   COMBINED  ENHANCED  AND ANNUAL  STEPPED UP DEATH  BENEFIT.  This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment  are  received  by the  Company,  plus the  Enhanced  Death  Benefit (as described  above);  or (3) the Annual  Stepped Up Death  Benefit  (as  described above), plus the Enhanced Death Benefit. This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. The charge for this Rider is 0.40%.  See  "Combined  Enhanced  and Annual  Stepped Up Death
Benefit."

   COMBINED  ENHANCED  AND  GUARANTEED  GROWTH DEATH  BENEFIT.  This Rider makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment  are  received  by the  Company,  plus the  Enhanced  Death  Benefit (as described above); or (3) the Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit. This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. The charge for this Rider is 0.40%.  See  "Combined  Enhanced and  Guaranteed  Growth Death
Benefit."

   COMBINED  ENHANCED,  ANNUAL STEPPED UP, AND GUARANTEED  GROWTH DEATH BENEFIT.
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the greatest of: (1) purchase payments, less any withdrawals and withdrawal charges;
(2) Contract  Value on the date due proof of the Owner's death and  instructions regarding  payment are received by the Company,  plus the Enhanced Death Benefit
(as  described  above);  (3) the Annual  Stepped Up Death  Benefit (as described above),  plus the Enhanced  Death Benefit;  or (4) the  Guaranteed  Growth Death
Benefit at 5% (as described above), plus the Enhanced Death Benefit.  This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider is 0.45%. See "Combined  Enhanced,
Annual Stepped Up, and Guaranteed Growth Death Benefit."

   DEATH BENEFIT - RETURN OF PREMIUM  BEYOND ISSUE AGE 80 (FLORIDA  ONLY).  This
Rider is available only to Florida residents from ages 81 to 90. The Rider makes available an enhanced  death  benefit for older issue ages upon the death of the
Owner or any Joint  Owner prior to the Annuity  Start  Date.  The death  benefit under  this Rider  will be the  greater  of:  (1)  purchase  payments,  less any withdrawals and withdrawal  charges; or (2) Contract Value on the date due proof of the Owner's  death and  instructions  regarding  payment are  received by the
Company.  If the Rider were not  purchased,  the death benefit would be Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are  received by the  Company.  The charge for this Rider is 0.30%.  See
"Death Benefit - Return of Premium Beyond Issue Age 80 (Florida only)."

   ANNUAL  STEPPED UP DEATH  BENEFIT  BEYOND AGE 80 (FLORIDA  ONLY).  This Rider
makes  available to Florida  residents  only an enhanced  death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit  under this Rider will be the greatest of: (1) purchase  payments,  less any withdrawals and withdrawal charges; (2) Contract Value on the date due proof of the Owner's  death and  instructions  regarding  payment are  received by the
Company;  or (3) the Stepped Up Death  Benefit.  The Stepped Up Death Benefit is
the largest  result for the following  calculation  as of the date of receipt of instructions regarding payment of the death benefit:

o  The largest  Contract Value on any Contract  Anniversary that occurs prior to the date of the Owner's death; plus

o  Any purchase payments  received by the Company since the applicable  Contract
   Anniversary; less

o  An  adjustment  for any  withdrawals  and  withdrawal  charges made since the applicable anniversary.

This Rider  differs from the Annual  Stepped Up Death  Benefit  Rider  discussed above in that the death benefit may step up on Contract Anniversaries  occurring after the Owner has  attained  age 80.  The  charge  for this Rider is 0.45% for issue ages 80 and  younger  and 1.25% for issue ages 81 and older.  See  "Annual
Stepped Up Death Benefit (Florida only)."

   GUARANTEED MINIMUM WITHDRAWAL  BENEFIT.  You may purchase this Rider when you purchase the Contract or on any  Contract  Anniversary.  If you elect this Rider when you purchase the Contract,  your "Benefit  Amount" is equal to a percentage of the  initial  purchase  payment  including  any  Credit  Enhancement.  If you purchase the Rider on a Contract Anniversary,  your Benefit Amount is equal to a percentage  of your  Contract  Value  on the  date  we add  this  Rider  to your
Contract.  The Benefit Amount is reduced as you take Annual Withdrawal  Amounts, and the Benefit  Amount as so reduced is referred to as the  "Remaining  Benefit
Amount."

   You may  withdraw up to a specified  amount each  Contract  Year (the "Annual
Withdrawal  Amount"),  regardless  of market  performance,  until the  Remaining
Benefit  Amount is reduced to $0. The Annual  Withdrawal  Amount  initially is a percentage of the initial purchase payment including any Credit  Enhancement (or
Contract  Value on the purchase date of the Rider if the Rider is purchased on a
Contract  Anniversary).  You may select  one of the  following  combinations  of
Annual Withdrawal Amount and Benefit Amount:

                ===============================================
                ANNUAL WITHDRAWAL AMOUNT*       BENEFIT AMOUNT*
                -----------------------------------------------
                           5%                        130%
                           6%                        110%
                           7%                        100%
                -----------------------------------------------
                *A percentage of the initial  purchase  payment
                 including any Credit  Enhancement (or Contract
                 Value on the purchase date of the Rider if the
                 Rider is purchased on a Contract Anniversary)
                ===============================================

The Annual  Withdrawal  Amount and Remaining  Benefit Amount are recalculated in the event of  withdrawals  in a Contract Year that exceed the Annual  Withdrawal
Amount.  This Rider is available  only if the age of each Owner and Annuitant at the time the Rider is purchased is age 85 or younger.  The charge for this Rider is 0.55%. See "Guaranteed Minimum Withdrawal Benefit."

   TOTAL PROTECTION.  You may purchase this Rider when you purchase the Contract or on any  Contract  Anniversary.  This Rider makes  available a (1)  Guaranteed
Growth Death Benefit at 5%; (2) Guaranteed  Minimum  Withdrawal  Benefit with an
Annual  Withdrawal  Amount of 5% and a Remaining Benefit Amount of 100%; and (3)
Guaranteed Minimum  Accumulation  Benefit.  The Guaranteed Minimum  Accumulation
Benefit  provides that on the tenth  anniversary  of your purchase of the Rider, the Company  will apply an  additional  amount to your  Contract if the Contract
Value on that  date is less than the  Guaranteed  Minimum  Accumulation  Benefit amount.  This Rider is available  only if the age of each Owner and Annuitant at the time the Rider is purchased is age 79 or younger.  The charge for this Rider is 0.95%. See "Total Protection."

   EXTRA CREDIT.  This Rider makes available a Credit  Enhancement,  which is an amount added to your Contract Value by the Company.  You may purchase this Rider only at issue. The Company will add a Credit  Enhancement  equal to 3%, 4% or 5%
of purchase payments,  as elected in the application,  for each purchase payment made in the first Contract Year.

   In the event of a full or partial withdrawal,  the Company will recapture all or part of any Credit  Enhancement  that has not yet  vested to the extent  that total withdrawals in a Contract Year, including systematic  withdrawals,  exceed the Free Withdrawal  amount.  The Free  Withdrawal  amount is equal in the first
Contract Year, to 10% of purchase payments,  excluding any Credit  Enhancements, made during the year and for any  subsequent  Contract  Year, to 10% of Contract
Value as of the first day of that Contract  Year. In addition,  the Company does not recapture  Credit  Enhancements on withdrawals  made to pay the fees of your registered  investment  adviser,  provided  that your adviser has entered into a variable annuity adviser agreement with the Company.

   The  Company  will  deduct the charge  for this Rider  during the  seven-year period  beginning  on the  Contract  Date and you may not  terminate  this Rider during that period.  This Rider is available only if the age of the Owner at the time the  Contract  is issued is age 80 or  younger.  The  charge for this Rider varies based upon the Credit Enhancement rate selected as set forth below:

                    ========================================
                    CREDIT ENHANCEMENT RATE     RIDER CHARGE
                    ----------------------------------------
                              3%                   0.40%
                              4%                   0.55%
                              5%                   0.70%
                    ========================================

See "Extra Credit."

   WAIVER  OF  WITHDRAWAL  CHARGE.  This  Rider  makes  available  a  waiver  of withdrawal  charge in the event of your confinement to a nursing home,  terminal illness,  or total and  permanent  disability  prior to age 65. If you have also purchased  an Extra  Credit  Rider you will  forfeit  all or part of any  Credit
Enhancements  applied during the 12 months preceding any withdrawal  pursuant to this Rider. This Rider is available only if the age of the Owner at the time the
Contract is issued is age 90 or younger. The charge for this Rider is 0.05%. See
"Waiver of Withdrawal Charge."

   ALTERNATE  WITHDRAWAL  CHARGE.  This Rider  makes  available  an  alternative withdrawal charge schedule. You may select one of the following schedules.

             ======================================================
                 0-YEAR SCHEDULE              4-YEAR SCHEDULE
             ------------------------     ------------------------
              PURCHASE                     PURCHASE
             PAYMENT AGE   WITHDRAWAL     PAYMENT AGE   WITHDRAWAL
             (IN YEARS)      CHARGE       (IN YEARS)      CHARGE
             -----------------------------------------------------
             0 and over        0%              1            7%
                                               2            7%
                                               3            6%
                                               4            5%
                                          5 and over        0%
             =====================================================

The charge for this Rider is 0.60% if you select the 0-year  schedule  and 0.45%
if you select the 4-year  schedule.  If you have also  purchased an Extra Credit
Rider,  you may forfeit all or part of any Credit  Enhancement in the event of a full or partial withdrawal. See "Alternate Withdrawal Charge."

   ADMINISTRATION  CHARGE.  The Company  deducts a daily  administration  charge equal to an annual  rate of each  Subaccount's  average  daily net  assets.  The amount of this charge differs by Subaccount and ranges from 0.25% to 0.60%.  See
"Administration Charge."

   ACCOUNT  ADMINISTRATION  CHARGE.  The  Company  deducts an account  charge of
$30.00 at each Contract  Anniversary.  The Company will waive the charge if your
Contract Value is $50,000 or more on the date the charge is to be deducted.  See
"Account Administration Charge."

   PREMIUM TAX CHARGE.  The Company  assesses a premium tax charge to  reimburse itself for any premium taxes that it incurs with respect to this Contract.  This charge will  usually be  deducted  on the  Annuity  Start Date or upon a full or partial  withdrawal  if a premium  tax was  incurred  by the  Company and is not refundable. In Maine, the Company deducts the premium tax from purchase payments applied to a Non-Qualified  Plan. The Company  reserves the right to deduct such taxes when due or anytime thereafter.  Premium tax rates currently range from 0%
to 3.5%. See "Premium Tax Charge."

   OTHER  EXPENSES.  The Company  pays the  operating  expenses of the  Separate
Account. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying  Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses.
See the prospectus for each Underlying Fund for more information.

CONTACTING THE COMPANY -- You should direct all written requests,  notices,  and forms  required by the  Contract,  and any  questions  or  inquiries to Security
Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by
phone by calling (785) 438-3000 or 1-800-888-2461.

EXPENSE TABLES

The  following  tables  describe  the fees and  expenses  that you will pay when buying, owning, and surrendering the Contract.

================================================================================
CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract.
--------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                      None
--------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount
   withdrawn attributable to Purchase Payments)                         7%(1)
--------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                          None
--------------------------------------------------------------------------------
PERIODIC  EXPENSES are fees and expenses that you will pay
periodically during the time that you own the  Contract,
not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
   Annual Contract Fee                                                  $30(2)
--------------------------------------------------------------------------------
   Separate Account Annual Expenses
   (as a percentage of average Contract Value)
--------------------------------------------------------------------------------
     Annual Mortality and Expense Risk Charge                           1.10%(3)
--------------------------------------------------------------------------------
     Annual Administration Charge                                       0.60%(4)
--------------------------------------------------------------------------------
     Maximum Annual Charge for Optional Riders                          2.00%(5)
--------------------------------------------------------------------------------
     Total Separate Account Annual Expenses                             3.70%
--------------------------------------------------------------------------------
1  The amount of the contingent deferred sales charge is determined by reference to how long your purchase payments have been held under the Contract.  A free withdrawal  is available in each  Contract  Year equal to (1) 10% of purchase payments, excluding any Credit Enhancements,  in the first Contract Year, and
   (2) 10% of Contract  Value as of the  beginning of the Contract  Year in each subsequent Contract Year. See "Full and Partial  Withdrawals" and "Contingent
   Deferred Sales Charge" for more information.

2  An  account  administration  charge  of  $30 is  deducted  at  each  Contract anniversary,  and a pro rata account  administration charge is deducted:  (1)
   upon full  withdrawal of Contract  Value;  (2) upon the Annuity Start Date if one of Annuity  Options 1 through 4, 7 or 8 is elected;  and (3) upon payment of a death benefit. The account  administration charge will be waived if your
   Contract Value is $50,000 or more upon the date it is to be deducted.

3  The  mortality  and expense  risk charge is reduced for larger  Contracts  as follows: Less than $25,000 - 1.10%; At least $25,000 but less than $100,000 -
   0.95%; $100,000 or more - 0.85%. The mortality and expense risk charge during the Annuity Period is 1.25% for Annuity Options 1 through 4, 7 and 8.

4  The  administration  charge  differs by  Subaccount  and ranges from 0.25% to
   0.60% on an annual basis. See "Administration Charge" for more information.

5  You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value.  (See the applicable  rider charges in the table  below.) You may not select  Riders with a total  charge that exceeds 2.00% of Contract Value.
================================================================================

================================================================================
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
--------------------------------------------------------------------------------
                                                                          ANNUAL
                                                             INTEREST     RIDER
                                                              RATE*       CHARGE
--------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                         3%        0.25%
                                                                5%        0.40%
--------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                          ---        0.25%
--------------------------------------------------------------------------------
                                                                3%        0.15%
Guaranteed Growth Death Benefit Rider                           5%        0.25%
                                                                6%        0.30%
                                                                7%        0.35%
--------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider
 and Guaranteed Growth Death Benefit Rider                      5%        0.30%
--------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                   ---        0.25%
--------------------------------------------------------------------------------
Combined Enhanced and Annual
Stepped Up Death Benefit Rider                                 ---        0.40%
--------------------------------------------------------------------------------
Combined Enhanced and Guaranteed
Growth Death Benefit Rider                                      5%        0.40%
--------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up, and
Guaranteed Growth Death Benefit Rider                           5%        0.45%
--------------------------------------------------------------------------------
Death Benefit - Return of Premium Beyond
Issue Age 80 (Florida only) Rider                              ---        0.30%
--------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Beyond
Age 80 (Florida only) Rider
 Issue ages 80 and below                                       ---        0.45%
 Issue ages 81 and above                                       ---        1.25%
--------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit Rider                    ---        0.55%
--------------------------------------------------------------------------------
Total Protection Rider                                         ---        0.95%
--------------------------------------------------------------------------------
                                                                3%        0.40%
Extra Credit Rider                                              4%        0.55%
                                                                5%        0.70%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                              ---        0.05%
--------------------------------------------------------------------------------
Alternate Withdrawal Charge Rider                            0-Year       0.60%
                                                             4-Year       0.45%
--------------------------------------------------------------------------------
*Interest  rate, or for the Alternate  Withdrawal  Charge Rider,  the withdrawal charge schedule.
================================================================================

The table below shows the minimum and maximum total operating  expenses  charged by the  Underlying  Funds.  You will pay the  expenses of the  Underlying  Funds corresponding  to the  Subaccounts  in which you invest during the time that you own the  Contract.  More  detail  concerning  each  Underlying  Fund's  fees and expenses is contained in its prospectus.

================================================================================
                                                             MINIMUM     MAXIMUM
--------------------------------------------------------------------------------
Total Annual Underlying Fund Operating Expenses(1)........    0.60%       1.90%
--------------------------------------------------------------------------------
1  Expenses  deducted  from  Underlying  Fund assets  include  management  fees, distribution  fees,  service fees and other  expenses.  The maximum  expenses above represent the total annual  operating  expenses of that Underlying Fund with the highest total operating expenses, and the minimum expenses represent the total annual  operating  expenses of that Underlying Fund with the lowest total operating expenses.
================================================================================

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract  with the cost of investing in other  variable  annuity  contracts.
These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

   The Example  assumes  that you invest  $10,000 in the  Contract  for the time periods indicated. The Example also assumes that your investment has a 5% return each year and  assumes the  maximum  fees and  expense of any of the  Underlying
Funds.  Although  your  actual  costs may be  higher  or  lower,  based on these assumptions, your costs would be:

================================================================================
                                                  1       3        5        10
                                                YEAR    YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
If you surrender your Contract at the
end of the applicable time period...........   $1,186   $2,197   $3,109   $5,436
--------------------------------------------------------------------------------
If you do not surrender or
you annuitize your Contract.................      558    1,665    2,759    5,436
================================================================================

CONDENSED FINANCIAL INFORMATION

   The following  condensed  financial  information  presents  accumulation unit values for the period  April 2, 2001 (date of  inception)  through  December 31,
2002, as well as ending accumulation units outstanding under each Subaccount.

================================================================================
                                                                2002        2001
--------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION SERIES I
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $9.49      $10.00
   End of period.......................................        $6.87      $ 9.49
Accumulation units outstanding at the end of period....      586,918     259,530
--------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND II - SERVICE SHARES
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $9.63      $10.00
   End of period.......................................        $9.34      $ 9.63
Accumulation units outstanding at the end of period....    2,806,293      97,378
--------------------------------------------------------------------------------
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................       $10.10      $10.00
   End of period.......................................       $10.53      $10.10
Accumulation units outstanding at the end of period....    1,077,180     146,321
--------------------------------------------------------------------------------
FIDELITY VIP II CONTRAFUND
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $9.80      $10.00
   End of period.......................................        $8.48      $ 9.80
Accumulation units outstanding at the end of period....      153,755      13,890
--------------------------------------------------------------------------------
FIDELITY VIP II INDEX 500
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $9.71      $10.00
   End of period.......................................        $7.21      $ 9.71
Accumulation units outstanding at the end of period....      323,201      48,004
--------------------------------------------------------------------------------
FIDELITY VIP II INVESTMENT-GRADE BOND
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................       $10.20      $10.00
   End of period.......................................       $10.75      $10.20
Accumulation units outstanding at the end of period....      823,421     159,149
--------------------------------------------------------------------------------
FIDELITY VIP III GROWTH OPPORTUNITIES
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $9.84      $10.00
   End of period.......................................        $7.34      $ 9.84
Accumulation units outstanding at the end of period....       22,176          60
--------------------------------------------------------------------------------
FRANKLIN SMALL CAP CLASS 2
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................       $10.58      $10.00
   End of period.......................................        $7.22      $10.58
Accumulation units outstanding at the end of period....      469,106      32,971
--------------------------------------------------------------------------------
NEUBERGER BERMAN AMT GUARDIAN PORTFOLIO
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $9.99      $10.00
   End of period.......................................        $7.03      $ 9.99
Accumulation units outstanding at the end of period....      662,053     275,934
--------------------------------------------------------------------------------
NEUBERGER BERMAN AMT PARTNERS PORTFOLIO
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................       $10.08      $10.00
   End of period.......................................        $7.31      $10.08
Accumulation units outstanding at the end of period....      107,019      30,839
--------------------------------------------------------------------------------
OPPENHEIMERFUNDS GLOBAL
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................       $10.13      $10.00
   End of period.......................................        $7.52      $10.13
Accumulation units outstanding at the end of period....       62,615       8,618
--------------------------------------------------------------------------------
RYDEX MONEY MARKET
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $9.84      $10.00
   End of period.......................................        $9.47      $ 9.84
Accumulation units outstanding at the end of period....   15,037,054   2,766,898
--------------------------------------------------------------------------------
RYDEX ARKTOS
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................       $11.47      $10.00
   End of period.......................................       $14.70      $11.47
Accumulation units outstanding at the end of period....    1,125,850     209,105
--------------------------------------------------------------------------------
RYDEX MEDIUS
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................       $10.61      $  ---
   End of period.......................................        $7.68      $  ---
Accumulation units outstanding at the end of period....      558,459         ---
--------------------------------------------------------------------------------
RYDEX MEKROS
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................       $10.64      $  ---
   End of period.......................................        $6.58      $  ---
Accumulation units outstanding at the end of period....      278,131         ---
--------------------------------------------------------------------------------
RYDEX NOVA
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $9.26      $10.00
   End of period.......................................        $5.70      $ 9.26
Accumulation units outstanding at the end of period....    1,575,488     103,132
--------------------------------------------------------------------------------
RYDEX OTC
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $9.84      $10.00
   End of period.......................................        $5.77      $ 9.84
Accumulation units outstanding at the end of period....      636,910     388,885
--------------------------------------------------------------------------------
RYDEX URSA
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $9.71      $10.00
   End of period.......................................       $11.32      $ 9.71
Accumulation units outstanding at the end of period....    1,631,745     287,090
--------------------------------------------------------------------------------
RYDEX LARGE CAP EUROPE
--------------------------------------------------------------------------------
   Beginning of period.................................       $10.23      $10.00
   End of period.......................................        $7.02      $10.23
Accumulation units outstanding at the end of period....       35,795      34,265
--------------------------------------------------------------------------------
RYDEX LARGE CAP JAPAN
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $8.60      $10.00
   End of period.......................................        $6.90      $  ---
Accumulation units outstanding at the end of period....       92,027         ---
--------------------------------------------------------------------------------
RYDEX BANKING
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $9.80      $10.00
   End of period.......................................        $9.31      $ 9.80
Accumulation units outstanding at the end of period....      414,074      25,890
--------------------------------------------------------------------------------
RYDEX BASIC MATERIALS
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $9.41      $10.00
   End of period.......................................        $7.86      $ 9.41
Accumulation units outstanding at the end of period....       54,050      58,258
--------------------------------------------------------------------------------
RYDEX BIOTECHNOLOGY
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $9.59      $10.00
   End of period.......................................        $5.02      $ 9.59
Accumulation units outstanding at the end of period....      583,099      91,220
--------------------------------------------------------------------------------
RYDEX CONSUMER PRODUCTS
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $9.85      $10.00
   End of period.......................................        $9.09      $ 9.85
Accumulation units outstanding at the end of period....      250,664      83,498
--------------------------------------------------------------------------------
RYDEX ELECTRONICS
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $8.11      $10.00
   End of period.......................................        $4.02      $ 8.11
Accumulation units outstanding at the end of period....      995,883      84,003
--------------------------------------------------------------------------------
RYDEX ENERGY
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $8.21      $10.00
   End of period.......................................        $6.80      $ 8.21
Accumulation units outstanding at the end of period....      393,288     226,716
--------------------------------------------------------------------------------
RYDEX ENERGY SERVICES
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $6.89      $10.00
   End of period.......................................        $5.81      $ 6.89
Accumulation units outstanding at the end of period....      596,114      85,820
--------------------------------------------------------------------------------
RYDEX FINANCIAL SERVICES
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $9.36      $10.00
   End of period.......................................        $7.61      $ 9.36
Accumulation units outstanding at the end of period....      153,702     243,491
--------------------------------------------------------------------------------
RYDEX HEALTH CARE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $9.30      $10.00
   End of period.......................................        $7.01      $ 9.30
Accumulation units outstanding at the end of period....      205,091      48,367
--------------------------------------------------------------------------------
RYDEX INTERNET
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $6.13      $10.00
   End of period.......................................        $3.33      $ 6.13
Accumulation units outstanding at the end of period....      993,714      57,798
--------------------------------------------------------------------------------
RYDEX LEISURE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $7.03      $10.00
   End of period.......................................        $5.74      $ 7.03
Accumulation units outstanding at the end of period....      235,691      63,564
--------------------------------------------------------------------------------
RYDEX PRECIOUS METALS
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................       $10.79      $10.00
   End of period.......................................       $15.05      $10.79
Accumulation units outstanding at the end of period....    1,816,577      15,808
--------------------------------------------------------------------------------
RYDEX REAL ESTATE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................       $10.19      $  ---
   End of period.......................................        $9.65      $  ---
Accumulation units outstanding at the end of period....       74,907         ---
--------------------------------------------------------------------------------
RYDEX RETAILING
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................       $10.05      $10.00
   End of period.......................................        $7.51      $10.05
Accumulation units outstanding at the end of period....      166,404      97,543
--------------------------------------------------------------------------------
RYDEX SECTOR ROTATION
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $9.97      $  ---
   End of period.......................................        $7.52      $  ---
Accumulation units outstanding at the end of period....      463,440         ---
--------------------------------------------------------------------------------
RYDEX TECHNOLOGY
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $7.23      $10.00
   End of period.......................................        $4.22      $ 7.23
Accumulation units outstanding at the end of period....      777,972     107,433
--------------------------------------------------------------------------------
RYDEX TELECOMMUNICATIONS
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $8.86      $10.00
   End of period.......................................        $5.13      $ 8.86
Accumulation units outstanding at the end of period....      950,713      30,609
--------------------------------------------------------------------------------
RYDEX TITAN 500
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................       $10.09      $  ---
   End of period.......................................        $5.22      $  ---
Accumulation units outstanding at the end of period....       87,267         ---
--------------------------------------------------------------------------------
RYDEX TRANSPORTATION
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $9.52      $10.00
   End of period.......................................        $8.06      $ 9.52
Accumulation units outstanding at the end of period....      516,183      35,370
--------------------------------------------------------------------------------
RYDEX U.S. GOVERNMENT BOND
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $9.69      $  ---
   End of period.......................................       $11.01      $  ---
Accumulation units outstanding at the end of period....      941,618         ---
--------------------------------------------------------------------------------
RYDEX UTILITIES
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $7.08      $10.00
   End of period.......................................        $4.56      $ 7.08
Accumulation units outstanding at the end of period....    4,549,866      19,090
--------------------------------------------------------------------------------
RYDEX VELOCITY 100
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $9.08      $  ---
   End of period.......................................        $2.66      $  ---
Accumulation units outstanding at the end of period....      539,558         ---
--------------------------------------------------------------------------------
STRONG OPPORTUNITY
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $9.91      $10.00
   End of period.......................................        $6.94      $ 9.91
Accumulation units outstanding at the end of period....       64,855     265,116
--------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS - CLASS 2
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $9.84      $10.00
   End of period.......................................        $9.41      $ 9.84
Accumulation units outstanding at the end of period....       45,322      21,180
--------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES - CLASS 2
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................        $9.04      $10.00
   End of period.......................................        $7.04      $ 9.04
Accumulation units outstanding at the end of period....      270,057      63,480
================================================================================

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY  BENEFIT  LIFE  INSURANCE  COMPANY -- The  Company is a life  insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

   On July 31, 1998,  Security  Benefit  converted  from a mutual life insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of persons  who were  Owners as of July 31,  1998  became  membership interests  in  Security  Benefit  Mutual  Holding  Company as of that date,  and persons who acquire  policies  from the  Company  after that date  automatically become members in the mutual holding company.

   The Company offers life insurance policies and annuity contracts,  as well as financial and retirement services. It is admitted to do business in the District of  Columbia,  and in all  states  except New York.  As of the end of 2002,  the
Company  had total  assets of  approximately  $7.8  billion.  Together  with its subsidiaries,  the Company has total funds  under  management  of  approximately
$10.7 billion.

   The Principal  Underwriter for the Contracts is Security  Distributors,  Inc.
("SDI"),  One  Security  Benefit  Place,  Topeka,  Kansas  66636-0001.   SDI  is
registered as a broker/dealer  with the SEC and is a wholly-owned  subsidiary of
Security Benefit Group,  Inc., a financial services holding company wholly owned by the Company.

PUBLISHED   RATINGS  --  The   Company   may  from  time  to  time   publish  in
advertisements,  sales  literature and reports to Owners,  the ratings and other information  assigned to it by one or more independent rating organizations such as A. M. Best  Company and  Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or  claims-paying  ability of the Company and should not be considered as bearing on the investment performance of assets held in the  Separate  Account.  Each year A. M. Best Company  reviews the  financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/health  insurance  industry.  In addition,  the  claims-paying ability of the  Company as  measured  by  Standard  & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- The Company  established the Separate  Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the  Separate  Account,  whether or not  realized,  are  credited  to or charged against  the assets of the  Separate  Account  without  regard to other  income, gains,  or losses of the Company.  Kansas law provides that assets in a separate account  attributable to the reserves and other liabilities under a contract may not be  charged  with  liabilities  arising  from any  other  business  that the insurance  company conducts if, and to the extent the contract so provides.  The
Contract contains such a provision.  The Company owns the assets in the Separate
Account and is required to maintain sufficient assets in the Separate Account to meet all  Separate  Account  obligations  under the  Contract.  The  Company may transfer to its General  Account assets that exceed  anticipated  obligations of the Separate  Account.  All  obligations  arising under the Contract are general corporate  obligations of the Company.  The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts,  and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

   The  Contract  provides  that the income,  gains and  losses,  whether or not realized,  are credited to, or charged  against,  the assets of each  Subaccount without  regard to the income,  gains or losses in the other  Subaccounts.  Each
Subaccount invests exclusively in shares of a corresponding Underlying Fund. The
Company  may in the future  establish  additional  Subaccounts  of the  Separate
Account,  which may invest in other  Underlying  Funds or in other securities or investment vehicles.

   The Separate  Account is registered with the SEC as a unit  investment  trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING  FUNDS -- Each Underlying Fund is an open-end  management  investment company of the series  type and is  registered  with the SEC under the 1940 Act.
Such registration does not involve  supervision by the SEC of the investments or investment policy of the Underlying Fund. Each Underlying Fund pursues different investment objectives and policies.

   Shares of the  Underlying  Funds  currently  are not publicly  traded  mutual funds.  They are  available  only as investment  options in variable  annuity or variable life insurance  policies issued by life insurance  companies or in some cases, through participation in certain qualified pension or retirement plans.

   Because  the  Underlying  Funds may  serve as  investment  vehicles  for both
variable  life  insurance   policies  and  variable  annuity  contracts  ("mixed
funding")  and  shares  of the  Underlying  Funds  also may be sold to  separate accounts of other insurance  companies  ("shared  funding"),  material conflicts could occur. The Company  currently does not foresee any disadvantages to Owners arising from either mixed or shared funding;  however, due to differences in tax treatment or other  considerations,  it is possible that the interests of Owners of various  contracts for which the Underlying  Funds serve as investment  media might at some time be in conflict.  However, the Company, each Underlying Fund's
Board of Directors,  and any other insurance  companies that  participate in the
Underlying  Funds  are  required  to  monitor  events in order to  identify  any material  conflicts  that arise  from mixed  and/or  shared  funding.  If such a conflict were to occur, the Company would take steps necessary to protect Owners
including   withdrawal  of  the  Separate  Account  from  participation  in  the
Underlying  Fund(s)  involved in the conflict.  This might force the  Underlying
Fund to sell securities at disadvantageous prices.

   A summary of the investment  objective of each of the Underlying Funds is set forth at the end of this  Prospectus.  We cannot assure that any Underlying Fund will  achieve its  objective.  More  detailed  information  is  contained in the
prospectus  of  each  Underlying  Fund,  including   information  on  the  risks
associated with its investments and investment techniques.

   Prospectuses for the Underlying Funds should be read in conjunction with this
Prospectus.

   The Company has entered  into  agreements  with the  Underlying  Funds and/or certain service providers to the Underlying Funds, such as an underwriter and/or
investment   adviser.   Under   these   agreements,   the  Company  or  Security
Distributors,  Inc. ("SDI") the underwriter of the Contract,  is compensated for providing  various  services to Owners of the Contract  and/or to the Underlying
Funds.  The  compensation  received  by the  Company  or SDI may  come  from the
Underlying Fund,  including  amounts paid under a Rule 12b-1 Plan adopted by the
Underlying Fund, or from one of the Underlying Fund's service providers.

   The services provided by the Company and/or SDI include,  but are not limited to, the following:  (i)  Administrative/Sub-Transfer  Agency  services,  such as maintaining  separate  records  of  each  Contract  Owner's  investment  in  the
Underlying  Funds,  disbursing  or crediting to Contract  Owners the proceeds of redemptions  of Underlying  Funds and providing  account  statements to Contract
Owners  showing  their  beneficial  investment  in the  Underlying  Funds;  (ii)
Shareholder  Services,  such as providing information regarding Underlying Funds to Contract Owners,  maintaining a call center to facilitate  answering Contract
Owner questions regarding the Underlying Funds and effecting transactions in the shares of Underlying Funds on behalf of Contract Owners;  and (iii) Distribution
Services,  such  as  distributing  prospectuses  for  the  Underlying  Funds  to prospective  Contract  Owners,  training  of  sales  personnel  and  such  other distribution  related services as an Underlying Fund may reasonably request. For
providing   Administrative/Sub-Transfer   Agency  services  and/or   Shareholder
Services,  the  compensation  which the  Company  receives  varies  based on the services being provided,  but is generally between 0.15% to 0.50% of the average net assets of the  Contract  invested  in the  Underlying  Fund.  For  providing
Distribution  Services,  the  compensation  which SDI receives is generally  not expected to exceed 0.25% of the average net assets of the  Contract  invested in the Underlying Fund.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this  Prospectus.  It is a
flexible   purchase  payment  deferred   variable   annuity.   The  Contract  is
significantly  different  from a fixed annuity  contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the
Company.  When you are ready to begin receiving annuity  payments,  the Contract provides  several  Annuity  Options  under which the Company  will pay  periodic annuity  payments on a variable  basis, a fixed basis or both,  beginning on the
Annuity Start Date. The amount that will be available for annuity  payments will depend  on the  investment  performance  of the  Subaccounts  to which  you have allocated purchase payments.

   The  Contract  is  available  for  purchase  by an  individual  as a  non-tax qualified retirement plan ("Non-Qualified  Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the  requirements of Section 403(b),  408, or 408A of the Internal  Revenue Code
("Qualified  Plan").  Certain federal tax advantages are currently  available to retirement  plans that qualify as (1) annuity  purchase  plans of public  school systems  and certain  tax-exempt  organizations  under  Section  403(b),  or (2)
traditional  and Roth  individual  retirement  accounts or annuities,  including traditional IRAs established by an employer under a simplified  employee pension plan, or a SIMPLE IRA plan,  under Section 408.  Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the contract as an investment  vehicle for a Section  403(b),  408 or 408A Qualified
Plan, you should  consider that the Contract does not provide any additional tax advantages beyond those already  available through the Qualified Plan.  However, the Contract  does offer  features  and  benefits in addition to  providing  tax
deferral  that  other  investments  may  not  offer,   including  death  benefit
protection for your beneficiaries and annuity options which guarantee income for life.  You should  consult with your  financial  professional  as to whether the overall  benefits  and costs of the Contract are  appropriate  considering  your circumstances.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial  purchase  payment to the Company,  as well as any other form or information that the Company may require. The Company reserves the right to reject an  application or purchase  payment for any reason,  subject to the Company's  underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

   The maximum age of an Owner or Annuitant  for which a Contract will be issued is age 90. If there are Joint Owners or  Annuitants,  the maximum issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE  PAYMENTS -- The minimum initial purchase payment for the purchase of a
Contract  is $10,000.  Thereafter,  you may choose the amount and  frequency  of purchase payments,  except that the minimum subsequent purchase payment is $500.
The minimum  subsequent  purchase  payment if you elect an Automatic  Investment
Program is $50. The Company may reduce the minimum purchase payment  requirement under certain circumstances.  Purchase payments exceeding $1 million will not be accepted without prior approval of the Company.

   The Company will apply the initial purchase payment not later than the end of the  second  Valuation  Date  after the  Valuation  Date it is  received  by the
Company;  provided that the purchase  payment is preceded or  accompanied  by an application  that contains  sufficient  information  to establish an account and properly credit such purchase payment.  The application form will be provided by the Company. If the Company does not receive a complete application, the Company will  notify  you that it does not have  the  necessary  information  to issue a
Contract.  If you do not provide the necessary information to the Company within five  Valuation  Dates  after  the  Valuation  Date on which the  Company  first receives the initial  purchase  payment or if the Company  determines  it cannot otherwise  issue the  Contract,  the Company  will  return the initial  purchase payment to you unless you consent to the Company  retaining the purchase payment until the application is made complete.

   The Company generally will credit subsequent  purchase payments as of the end of the  Valuation  Period  in which  they are  received  by the  Company  at its
Administrative Office; however,  subsequent purchase payments received after the cut-off time of 2:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following  Valuation Date. See "Cut-Off Times." Purchase payments after the initial purchase payment may be made at any time prior to the
Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal  Revenue Code.  Subsequent  purchase  payments may be paid under an
Automatic  Investment Program.  The initial purchase payment must be paid before the Automatic Investment Program will be accepted by the Company.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the Subaccounts to which purchase payments will be allocated.  Purchase payments will be allocated according to your instructions contained in the application or more recent  instructions  received,  if any,  except  that no purchase  payment allocation is permitted  that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

   You may change the purchase payment  allocation  instructions by submitting a proper written request to the Company's  Administrative  Office. A proper change in allocation  instructions will be effective upon receipt by the Company at its
Administrative  Office and will  continue in effect until you submit a change in instructions  to the  Company.  You may make  changes in your  purchase  payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone  provided the  Electronic  Transfer  Privilege section of the application or the proper form is completed, signed, and filed at the  Company's  Administrative  Office.  Changes  in the  allocation  of  future purchase  payments have no effect on existing  Contract Value. You may, however, transfer  Contract  Value  among the  Subaccounts  in the  manner  described  in
"Transfers of Contract Value."

DOLLAR COST AVERAGING  OPTION -- Prior to the Annuity Start Date, you may dollar cost average your  Contract  Value by  authorizing  the Company to make periodic transfers of Contract  Value from any one Subaccount to one or more of the other
Subaccounts.  Dollar cost averaging is a systematic method of investing in which securities  are purchased at regular  intervals in fixed dollar  amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one
Subaccount to one or more of the other  Subaccounts.  Amounts  transferred under this option will be credited at the price of the Subaccount as of the end of the
Valuation  Dates on which  the  transfers  are  effected.  Since  the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

   An Asset  Reallocation/Dollar  Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  a fixed period or earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total amount to be transferred over time.

   After the Company has received a Dollar Cost Averaging Request in proper form at its  Administrative  Office,  the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the  Subaccount  or  Subaccounts  you have chosen.  The Company will effect each transfer on the date you specify or if no date is  specified,  on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the  Administrative  Office of a Dollar Cost Averaging  Request in
proper  form.  Transfers  will be made until the total  amount  elected has been transferred,  or until Contract Value in the Subaccount from which transfers are made has been depleted.  Amounts periodically  transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

   You may instruct  the Company at any time to terminate  the option by written request to the  Company's  Administrative  Office.  In that event,  the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  or the  Subaccount  has been  depleted,  or after the Dollar  Cost
Averaging Option has been canceled,  a new Dollar Cost Averaging Request must be completed and sent to the  Administrative  Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis)
before  reinstating  Dollar Cost Averaging  after it has been terminated for any reason.  The  Company  may  discontinue,  modify,  or suspend  the  Dollar  Cost
Averaging  Option at any time.  The Company does not currently  charge a fee for this option.

ASSET REALLOCATION  OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly,  semiannual or  annual  basis to  maintain  a  particular  percentage  allocation  among the
Subaccounts.  The  Contract  Value  allocated  to each  Subaccount  will grow or decline in value at  different  rates  during  the  selected  period,  and Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

   To elect this  option an Asset  Reallocation  Request in proper  form must be
received   by   the   Company   at   its   Administrative   Office.   An   Asset
Reallocation/Dollar  Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

   Upon  receipt of the Asset  Reallocation  Request,  the Company will effect a transfer or, in the case of a new Contract,  will allocate the initial  purchase payment,  among the Subaccounts  based upon the  percentages  that you selected.
Thereafter, the Company will transfer Contract Value to maintain that allocation on each quarterly,  semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset  Reallocation  Request in proper form. The amounts  transferred  will be credited at the price of the  Subaccount as of the
end  of  the  Valuation  Date  on  which  the  transfer  is  effected.   Amounts
periodically  transferred under this option are not included in the 14 transfers per Contract Year that  generally are allowed as discussed  under  "Transfers of
Contract Value."

   You may instruct the Company at any time to terminate  this option by written request to the  Company's  Administrative  Office.  In that event,  the Contract
Value in the  Subaccounts  that has not been  transferred  will  remain in those
Subaccounts  regardless  of the  percentage  allocation  unless you  instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset  Reallocation/Dollar Cost Averaging form must be completed and sent to the Company's  Administrative  Office.  The Company may discontinue, modify,  or  suspend,  and  reserves  the  right to  charge a fee for the  Asset
Reallocation Option at any time. The Company does not currently charge a fee for this option.

TRANSFERS  OF  CONTRACT  VALUE -- You may  transfer  Contract  Value  among  the
Subaccounts upon proper written request to the Company's  Administrative Office.
You may make  transfers  (other  than  transfers  pursuant  to the  Dollar  Cost
Averaging  and  Asset  Reallocation  Options)  by  telephone  if the  Electronic
Transfer  Privilege  section  of the  application  or the  proper  form has been completed,  signed and filed at the Company's Administrative Office. The minimum transfer  amount is $500,  or the amount  remaining in a given  Subaccount.  The minimum  transfer  amount  does not apply to  transfers  under the  Dollar  Cost
Averaging or Asset Reallocation Options.

   The  Company  generally  effects  transfers  between   Subaccounts  at  their
respective  Accumulation  Unit  values as of the close of the  Valuation  Period during  which the  transfer  request is  received;  however,  transfer  requests received after the cut-off time of 2:00 p.m.  Central time on any Valuation Date will be effected at the  Accumulation  Unit value  determined  on the  following
Valuation Date. See "Cut-Off Times."

   The Company  reserves the right to limit  transfers to 14 in a Contract Year, although the Company  generally  does not limit the frequency of transfers  with
regard  to  the  Rydex   Subaccounts   (excluding  the  Rydex  Sector   Rotation
Subaccount),  which are designed for frequent transfers.  The other Subaccounts,
including  the  Rydex  Sector   Rotation   Subaccount,   are  not  designed  for
professional   "market  timing"   organizations,   or  other   organizations  or
individuals  engaging  in  a  market  timing  strategy,   or  making  programmed
transfers,  frequent  transfers or  transfers  that are large in relation to the total assets of the  Underlying  Fund.  These kinds of  strategies  and transfer activities  are  disruptive  to the  Underlying  Funds in which the  Subaccounts invest.  If the  Company  determines  that  your  transfer  patterns  among  the
Subaccounts are disruptive to the Underlying  Funds, the Company may among other things,  restrict the  availability of telephone  transfers or other  electronic transfers  and may  require  that you submit  transfer  requests  in writing via regular  U.S.  mail.  We may also refuse to act on transfer  instructions  of an agent  acting  under a power of attorney  who is acting on behalf of one or more owners. Also, certain of the Underlying Funds have in place limits on the number of transfers  permitted,  which limits are more restrictive than 14 per Contract
Year.  The  Company  reserves  the  right to limit  the  size and  frequency  of transfers and to discontinue telephone and other electronic transfers.

CONTRACT  VALUE  -- The  Contract  Value  is the sum of the  amounts  under  the
Contract held in each Subaccount as of any Valuation Date.

   On each  Valuation  Date,  the  amount of  Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that  Subaccount.  See  "Determination  of Contract Value." No minimum amount of
Contract Value is guaranteed.  You bear the entire  investment  risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION  OF CONTRACT  VALUE -- Your  Contract  Value will vary to a degree that depends upon several factors, including

o  Investment  performance  of the  Subaccounts  to  which  you  have  allocated
   Contract Value,

o  Payment of purchase payments,

o  Full and partial withdrawals, and

o  Charges assessed in connection with the Contract,  including  charges for any optional Riders selected.

The  amounts  allocated  to a  Subaccount  will be  invested  in  shares  of the corresponding  Underlying  Fund. The investment  performance of each  Subaccount will  reflect  increases  or  decreases  in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the
Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically  reinvested  in shares of the same  Underlying  Fund,  unless  the
Company, on behalf of the Separate Account, elects otherwise.

   Assets in the  Subaccounts  are divided into  Accumulation  Units,  which are accounting  units of measure used to calculate the value of an Owner's  interest in a  Subaccount.  When you allocate  purchase  payments to a  Subaccount,  your
Contract is credited with Accumulation  Units. The number of Accumulation  Units to be credited is determined by dividing the dollar amount, including any Credit
Enhancements,  allocated  to the  particular  Subaccount  by the  price  for the
Subaccount's  Accumulation  Units as of the end of the Valuation Period in which the purchase payment is credited.

   In  addition to  purchase  payments,  other  transactions  including  full or partial  withdrawals,  transfers,  and assessment of certain charges against the
Contract  affect the number of  Accumulation  Units credited to a Contract.  The number of units credited or debited in connection  with any such  transaction is determined by dividing the dollar amount of such transaction by the price of the
Accumulation  Unit of the affected  Subaccount next determined  after receipt of the  transaction.  The price of each  Subaccount is determined on each Valuation
Date as of the close of the New York Stock Exchange,  normally 3:00 p.m. Central time.  Transactions received after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following  Valuation Date. See "Cut-Off Times." The price of each Subaccount may be  determined  earlier  if  trading  on the  New  York  Stock  Exchange  is restricted or as permitted by the SEC.

   The number of Accumulation  Units credited to a Contract shall not be changed by any subsequent  change in the value of an  Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from  Valuation  Date to Valuation Date depending upon the investment  experience of the Subaccount and charges  against the Subaccount.

   The  price of each  Subaccount's  units  initially  was $10.  The  price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment
performance  of  the  corresponding   Underlying  Fund,  (2)  any  dividends  or
distributions  paid by the  corresponding  Underlying Fund, (3) the charges,  if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount,  (4) the minimum  mortality and expense risk charge under the
Contract of 0.85%, and (5) the administration charge under the Contract.

   The minimum mortality and expense risk charge of 0.85% and the administration charge,  which ranges from 0.25% to 0.60%,  are factored  into the  Accumulation
Unit value or "price" of each  Subaccount on each  Valuation  Date.  The Company deducts any mortality  and expense risk charge above the minimum  charge and the charge for any optional  Riders (the "Excess  Charge") on a monthly basis.  Each
Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its  reinvestment in the Subaccount.  The Excess
Charge is a percentage of your Contract Value  allocated to the Subaccount as of the  reinvestment  date.  The  monthly  dividend is paid only for the purpose of collecting the Excess  Charge.  Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration  charge,  your Contract
Value will be reduced in the amount of your Excess Charge upon  reinvestment  of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each  Subaccount on each  Valuation  Date. See the
Statement of Additional  Information  for a more detailed  discussion of how the
Excess Charge is deducted.

CUT-OFF  TIMES -- Any  financial  transactions  involving  your Contract must be received by us no later than one hour prior to any announced  closing of the New
York Stock Exchange to be processed on the current  Valuation Date. The New York
Stock  Exchange   normally  closes  at  3:00  p.m.  Central  time  so  financial transactions  must be received by 2:00 p.m.  Central time (the "cut-off  time").
Financial  transactions received after the cut-off time will be processed on the following Valuation Date.  Financial  transactions  include transfers,  full and partial  withdrawals and purchase  payments.  The Company may extend the cut-off time to 25 minutes prior to any announced  closing  (generally 2:35 p.m. Central time) for transfers submitted  electronically through the Company's Internet web site. However,  the Internet  functionality is available only to Owners who have authorized  their financial  representatives  to make financial  transactions on their behalf.

FULL AND  PARTIAL  WITHDRAWALS  -- An Owner  may make a  partial  withdrawal  of
Contract  Value,  or surrender the Contract for its Withdrawal  Value. A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Start Date, subject to limitations under the applicable plan for Qualified Plans and  applicable  law. A full or partial  withdrawal  request  generally  will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received  by the Company at its  Administrative  Office;  however,  if a
Withdrawal  Request form is received on a Valuation  Date after the cut-off time of 2:00 p.m.  Central time, the withdrawal will be effected at the  Accumulation
Unit value  determined on the following  Valuation Date. See "Cut-Off  Times." A proper  written  request  must  include  the  written  consent of any  effective assignee or irrevocable Beneficiary, if applicable.

   The  proceeds  received  upon  a  full  withdrawal  will  be  the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the  Valuation  Period during which a proper  Withdrawal  Request form is received  by the  Company  at its  Administrative  Office,  less any  applicable withdrawal  charges,  any pro rata account  charge and any  uncollected  premium taxes.  If an Extra  Credit  Rider is in  effect,  Contract  Value  will also be reduced by any Credit  Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit."

   The  Company  requires  the  signature  of  all  Owners  on any  request  for withdrawal,  and a guarantee  of all such  signatures  to effect the transfer or exchange of all or part of the Contract for another  investment.  The  signature guarantee  must be provided by an eligible  guarantor,  such as a bank,  broker, credit union,  national securities exchange or savings association.  The Company further  requires  that any request to  transfer or exchange  all or part of the
Contract for another  investment  be made upon a transfer  form  provided by the
Company which is available upon request.

   A partial  withdrawal  may be requested for a specified  percentage or dollar amount of Contract Value.  Each partial  withdrawal must be at least $500 except systematic  withdrawals discussed below. A request for a partial withdrawal will result in a payment  by the  Company  of the  amount  specified  in the  partial withdrawal  request  provided  there is  sufficient  Contract  Value to meet the request.  Any withdrawal charge will be deducted from remaining  Contract Value, provided there is sufficient  Contract Value available.  Alternatively,  you may request that any withdrawal charge be deducted from your payment.  Upon payment, your Contract Value will be reduced by an amount equal to the payment,  plus any applicable  withdrawal charge, or if you requested that any withdrawal charge be deducted  from your  payment,  your payment will be reduced by the amount of any such charge.  Contract  Value will also be reduced by a percentage of any Credit
Enhancements  that  have  not yet  vested.  See  "Extra  Credit."  If a  partial withdrawal  is  requested  after the first  Contract  Year that would  leave the
Withdrawal  Value in the  Contract  less than $2,000,  the Company  reserves the right to treat the partial withdrawal as a request for a full withdrawal.

   The Company will deduct the amount of a partial  withdrawal from the Contract
Value in the Subaccounts,  according to the Owner's instructions to the Company.
If you do not specify the allocation,  the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

   A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be subject to a withdrawal  charge if a withdrawal is made from  purchase  payments that have been held in the Contract for less than seven years and may be subject to a premium  tax charge to  reimburse  the Company for any tax on premiums on a
Contract  that  may  be  imposed  by  various  states  and  municipalities.  See
"Contingent Deferred Sales Charge" and "Premium Tax Charge."

   A full or partial withdrawal,  including a systematic withdrawal,  may result in  receipt  of  taxable  income to the Owner  and,  if made  prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code,  reference should be made
to  the  terms  of  the  particular   Qualified  Plan  for  any  limitations  or
restrictions  on  withdrawals.   For  more  information,  see  "Restrictions  on
Withdrawals  from Qualified  Plans." The tax  consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select  systematic  withdrawals.  Under this feature,  an Owner may elect to receive systematic  withdrawals while the Owner is living and before the Annuity
Start Date by sending a properly  completed  Request  for  Scheduled  Systematic
Payments form to the Company at its  Administrative  Office.  This option may be elected at any time. An Owner may designate the systematic  withdrawal amount as a percentage of Contract Value allocated to the Subaccounts,  as a fixed period, as  level  payments,  as a  specified  dollar  amount,  as all  earnings  in the
Contract,  or based  upon the life  expectancy  of the  Owner or the Owner and a
Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals,  which may be monthly,  quarterly,  semiannually  or annually.  The
Owner may stop or modify  systematic  withdrawals  upon proper  written  request received by the Company at its Administrative Office at least 30 days in advance of the requested  date of  termination  or  modification.  A proper request must
include  the  written   consent  of  any  effective   assignee  or   irrevocable
Beneficiary, if applicable.

   Each systematic withdrawal must be at least $100. Upon payment, your Contract
Value  will be  reduced  by an amount  equal to the  payment  proceeds  plus any applicable  withdrawal  charge  and  premium  tax.  Contract  Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See
"Extra Credit." Any systematic  withdrawal that equals or exceeds the Withdrawal
Value  will be  treated  as a full  withdrawal.  In no event  will  payment of a
systematic   withdrawal   exceed  the  Withdrawal   Value.   The  Contract  will
automatically  terminate  if  a  systematic  withdrawal  causes  the  Contract's
Withdrawal Value to equal zero.

   The  Company  will  effect each  systematic  withdrawal  as of the end of the
Valuation Period during which the withdrawal is scheduled.  The deduction caused by the systematic  withdrawal,  including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not  specify the  allocation,  the  Company  will  deduct the  systematic withdrawal in the same  proportion  that Contract  Value is allocated  among the
Subaccounts.

   The Company may, at any time,  discontinue,  modify,  suspend or charge a fee for systematic  withdrawals.  You should consider carefully the tax consequences of a systematic  withdrawal,  including the 10% penalty tax which may be imposed on  withdrawals  made prior to the Owner  attaining age 59 1/2. See "Federal Tax
Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is generally a ten-day period  beginning when you receive the Contract.  In this event, the Company will then deem void the returned  Contract and will refund to you as of the  Valuation  Date on which we receive  your  Contract  any Contract
Value allocated to the Subaccounts, plus any charges deducted from such Contract
Value, less the Contract Value attributable to any Credit Enhancements.

   Some states' laws require us to refund your purchase payments instead of your
Contract  Value.  If your  Contract is  delivered in one of those states and you return your  Contract  during the  Free-Look  Period,  the  Company  will refund purchase payments allocated to the Subaccounts rather than Contract Value.

DEATH  BENEFIT -- If the Owner dies prior to the  Annuity  Start Date while this
Contract is in force,  the Company  will pay the death  benefit  proceeds to the
Designated  Beneficiary  upon  receipt  of due  proof of the  Owner's  death and instructions regarding payment to the Designated Beneficiary. If there are Joint
Owners,  the death benefit proceeds will be payable upon receipt of due proof of death of either Owner and instructions regarding payment.

   If the  surviving  spouse  of the  deceased  Owner  is  the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain  limitations.  See  "Distribution  Requirements."  If the Owner is not a
natural person,  the death benefit  proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding  payment.  If the  death of the Owner  occurs on or after the  Annuity
Start Date,  any death benefit will be determined  according to the terms of the
Annuity Option. See "Annuity Options."

   The death benefit  proceeds will be the death benefit reduced by any pro rata account charge and any uncollected  premium tax. If the age of each Owner was 80 or younger on the  Contract  Date and an Owner dies prior to the  Annuity  Start
Date while this  Contract is in force,  the amount of the death  benefit will be the greater of:

1.  The sum of all purchase  payments (not including any Credit  Enhancements if an Extra Credit Rider was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2.  The Contract Value on the date due proof of death and instructions regarding payment are received by the Company  (less any Credit  Enhancements  applied during the 12 months prior to the date of the Owner's death).

   If any Owner  was age 81 or older on the  Contract  Date,  or if due proof of death and instructions  regarding payment are not received by the Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

   If you purchased one or more of the optional  Riders that provide an enhanced death  benefit,  your death benefit will be  determined  in accordance  with the terms of the Rider.  See the  discussion of the Annual  Stepped Up Death Benefit
Rider,  Guaranteed  Growth Death Benefit Rider,  Combined  Annual Stepped Up and
Guaranteed  Growth Death Benefit Rider,  Enhanced Death Benefit Rider,  Combined
Enhanced  and Annual  Stepped Up Death  Benefit  Rider,  Combined  Enhanced  and
Guaranteed Growth Death Benefit Rider, Combined Enhanced, Annual Stepped Up, and
Guaranteed Growth Death Benefit Rider,  Death Benefit - Return of Premium Beyond
Issue Age 80 Rider  (Florida  only),  and Annual  Stepped Up Death Benefit Rider
Beyond Age 80 (Florida only).  Your death benefit  proceeds under the Rider will be the death benefit  reduced by any pro rata account charge and any uncollected premium tax.

   The death benefit  proceeds will be paid to the  Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and duration  of  payments  that  the  Beneficiary  may  receive,  and  requirements respecting timing of payments.  A tax adviser should be consulted in considering
Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a
discussion of the tax consequences in the event of death.

DISTRIBUTION   REQUIREMENTS  --  For  Contracts  issued  in  connection  with  a
Non-Qualified  Plan, if the surviving  spouse of the deceased  Owner is the sole
Designated Beneficiary, such spouse may elect to continue this Contract in force until the  earliest of the spouse's  death or the Annuity  Start Date or receive the death benefit proceeds.

   For any  Designated  Beneficiary  other than a surviving  spouse,  only those options may be chosen that  provide for  complete  distribution  of such Owner's interest in the  Contract  within  five years of the death of the Owner.  If the
Designated  Beneficiary is a natural person, that person alternatively can elect to begin receiving  annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy.  If the Owner of the Contract is not a natural person,  these  distribution  rules are applicable upon the death of or a change in the primary Annuitant.

   For Contracts  issued in connection  with a Qualified  Plan, the terms of the particular  Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on  distributions  following the death of the Owner or  Annuitant.  Because the rules  applicable  to Qualified  Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural  person and is not the  Annuitant,  no death  benefit proceeds will be payable under the Contract.  The Owner may name a new Annuitant within 30 days of the Annuitant's  death.  If a new Annuitant is not named,  the
Company will  designate  the Owner as  Annuitant.  On the death of the Annuitant after the Annuity Start Date,  any  guaranteed  payments  remaining  unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES CHARGE -- The Company does not deduct sales  charges from purchase payments before allocating them to Contract Value. However, except as set forth below,  the Company may assess a contingent  deferred  sales charge
(which  may also be  referred  to as a  withdrawal  charge) on a full or partial withdrawal,  including  systematic  withdrawals,  depending  on  how  long  your purchase payments have been held under the Contract.

   The Company will waive the  withdrawal  charge on  withdrawals  to the extent that total withdrawals in a Contract Year, including systematic withdrawals,  do not exceed the Free Withdrawal  amount.  The Free Withdrawal  amount is equal in the first  Contract  Year,  to 10% of purchase  payments,  excluding  any Credit
Enhancements,  made during the year and for any subsequent Contract Year, to 10%
of Contract  Value as of the first day of that Contract  Year. In addition,  the
Company will waive the withdrawal  charge on withdrawals made to pay the fees of your registered investment adviser,  provided that your adviser has entered into a variable annuity adviser agreement with the Company.  Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.

   The withdrawal charge applies to the portion of any withdrawal, consisting of purchase  payments,  that exceeds the Free  Withdrawal  amount.  For purposes of determining the withdrawal charge, withdrawals are considered to come first from purchase  payments in the order they were received and then from  earnings.  The withdrawal  charge does not apply to  withdrawals of earnings.  Free  withdrawal amounts and free advisory fee  withdrawals do not reduce  purchase  payments for the purpose of determining future withdrawal charges.

   The amount of the charge will depend on how long your purchase  payments have been held under the Contract.  Each  purchase  payment you make is considered to have a certain "age," depending on the length of time since the purchase payment was effective. A purchase payment is "age one" in the year beginning on the date the purchase  payment is received by the Company and  increases in age each year thereafter.  The  withdrawal  charge is  calculated  according to the  following schedule:

                      ===================================
                      PURCHASE PAYMENT AGE     WITHDRAWAL
                           (IN YEARS)            CHARGE
                      -----------------------------------
                                1                  7%
                                2                  7%
                                3                  6%
                                4                  5%
                                5                  4%
                                6                  3%
                                7                  2%
                           8 and over              0%
                      ===================================

   In no event  will the  amount of any  withdrawal  charge,  when added to such charge  previously  assessed  against any amount  withdrawn  from the  Contract, exceed  7% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be imposed upon: (1) payment of death benefit  proceeds;
or (2) annuity  payments  under options that provide for payments for life, or a period of at least seven years.  The Company will assess the  withdrawal  charge against the  Subaccounts in the same  proportion as the withdrawal  proceeds are allocated.

   The Company  pays sales  commissions  to  broker-dealers  and other  expenses associated with the promotion and sales of the Contracts.  The withdrawal charge is designed to reimburse  the Company for these  costs,  although it is expected that  actual  expenses  will be greater  than the amount of the  charge.  To the extent that all sales expenses are not recovered from the charge,  such expenses may be recovered from other charges,  including amounts derived  indirectly from the charge for mortality and expense risk.  Broker-dealers may receive aggregate commissions of up to 6.5% of aggregate purchase  payments.  The Company also may pay override payments, expense allowances, bonuses, wholesaler fees and training allowances.  Registered representatives earn commissions from the broker-dealers with which they are  affiliated  and such  arrangements  will vary. In addition, registered representatives may be eligible under programs adopted by the Company to receive  non-cash  compensation  such as expense-paid due diligence trips and educational  seminars.  No  compensation  will be  offered  to the  extent it is prohibited by the laws of any state or self-regulatory agency, such as the NASD.

MORTALITY AND EXPENSE RISK CHARGE -- The Company  deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.85%, on an annual basis, of each  Subaccount's average  daily net assets.  If you are  subject to  mortality  and expense  risk charge above the minimum charge, the Company deducts it from your Contract Value on a monthly  basis.  The mortality and expense risk charge amount is determined each month by reference to the amount of your  Contract  Value,  as set forth in the table below.

            =======================================================
                                                          ANNUAL
                                                         MORTALITY
                                                        AND EXPENSE
            CONTRACT VALUE                              RISK CHARGE
            -------------------------------------------------------
            Less than $25,000...........................   1.10%
            At least $25,000 but less than $100,000.....   0.95%
            $100,000 or more............................   0.85%
            =======================================================

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  The mortality  and expense  risk charge is  intended to  compensate  the Company for certain  mortality  and  expense  risks the  Company  assumes  in  offering  and administering the Contract and in operating the Subaccounts.

   The expense risk is the risk that the  Company's  actual  expenses in issuing and  administering  the Contract and operating the Subaccounts will be more than the charges assessed for such expenses.  The mortality risk borne by the Company is the risk that  Annuitants,  as a group,  will live longer than the  Company's actuarial  tables predict.  In this event,  the Company  guarantees that annuity payments will not be affected by a change in mortality  experience  that results in the payment of greater  annuity income than assumed under the Annuity Options in the Contract.  The Company also assumes a mortality  risk in connection  with the death benefit under the Contract.

   The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and  administrative  expenses,  but the Company may realize a loss to the extent the charge is not  sufficient.  The Company may use any  profit  derived  from this  charge for any  lawful  purpose,  including
distribution   expenses.   See   "Determination  of  Contract  Value"  for  more
information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual percentage rate of each Subaccount's  average daily net assets. The administration charge varies by Subaccount and is 0.25% for the OppenheimerFunds
Global and Strong Small Cap Value Subaccounts; 0.45% for the Rydex Money Market,
Rydex Arktos,  Rydex Juno,  Rydex Medius,  Rydex Mekros,  Rydex Nova, Rydex OTC,
Rydex Ursa, Rydex Large Cap Europe, Rydex Large Cap Japan, Rydex Banking,  Rydex
Basic  Materials,   Rydex   Biotechnology,   Rydex  Consumer   Products,   Rydex
Electronics,  Rydex Energy,  Rydex Energy  Services,  Rydex Financial  Services,
Rydex Health Care, Rydex Internet,  Rydex Leisure,  Rydex Precious Metals, Rydex
Real Estate,  Rydex Retailing,  Rydex Sector Rotation,  Rydex Technology,  Rydex
Telecommunications, Rydex Titan 500, Rydex Transportation, Rydex U.S. Government
Bond,  Rydex  Utilities  and  Rydex  Velocity  100  Subaccounts;  0.50%  for the
Federated  High Income Bond II - Service  Shares,  Fidelity  VIP II  Contrafund,
Fidelity VIP II Investment-Grade  Bond,  Fidelity VIP III Growth  Opportunities,
RVT CLS AdvisorOne Amerigo, and RVT CLS AdvisorOne Clermont  Subaccounts;  0.55%
for the  Fidelity VIP II Index 500,  PIMCO Real  Return,  PIMCO Total Return and
Strong Opportunity Subaccounts;  and 0.60% for the AIM V.I. Capital Appreciation
Series I, Federated Fund for U.S.  Government  Securities II, Franklin Small Cap
Class 2, Neuberger Berman AMT Guardian Portfolio,  Neuberger Berman AMT Partners
Portfolio,   Templeton   Developing  Markets  Class  2,  and  Templeton  Foreign
Securities Class 2 Subaccounts.  The purpose of this charge is to compensate the
Company for the  expenses  associated  with  administration  of the Contract and operation of the Subaccounts.

ACCOUNT  ADMINISTRATION CHARGE -- The Company deducts an account  administration charge of $30.00 from Contract Value at each Contract  Anniversary.  The Company will waive the charge if your Contract  Value is $50,000 or more on the date the charge  is  to  be  deducted.  The  Company  will  deduct  a  pro  rata  account administration  charge (1) upon a full  withdrawal;  (2) upon the Annuity  Start
Date if one of the Annuity  Options 1 through 4, 7 or 8 is chosen;  and (3) upon payment of a death  benefit.  This  charge is not  deducted  during the  Annuity
Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen.  The purpose of the charge is to  compensate  the Company for the  expenses  associated  with administration of the Contract.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance  companies.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and the Company's  status in a particular  state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a
Contract.  The Company deducts this charge when due,  typically upon the Annuity
Start Date or payment of a purchase payment.  The Company may deduct premium tax upon a full or partial  withdrawal if a premium tax has been incurred and is not refundable. In Maine, the Company deducts the premium tax from purchase payments applied  to a  Non-Qualified  Plan.  The  Company  reserves  the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER CHARGES -- The Company may charge the Separate  Account or the Subaccounts for the  federal,  state,  or  local  taxes  incurred  by the  Company  that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or  acquisition  costs under the Contract.  No such charge is currently assessed.  See "Tax Status of the Company and the Separate  Account" and "Charge
for the Company's Taxes."

VARIATIONS  IN  CHARGES  -- The  Company  may  reduce or waive the amount of the contingent  deferred sales charge and certain other charges for a Contract where the expenses  associated with the sale of the Contract or the administrative and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the
Contract is sold in connection with a group or sponsored arrangement.

GUARANTEE OF CERTAIN CHARGES -- The Company  guarantees that: (1) the charge for mortality  and  expense  risks  will not exceed an annual  rate of 1.10%  (1.25%
during the Annuity Period) of each  Subaccount's  average daily net assets;  (2)
the  administration  charge  will not  exceed  an  annual  rate of 0.60% of each
Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.  The Company also  guarantees  that the charge for any Rider will not exceed the annual rate in effect when the Rider is issued.

UNDERLYING  FUND EXPENSES -- Each Subaccount of the Separate  Account  purchases shares  at the net  asset  value  of the  corresponding  Underlying  Fund.  Each
Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the  Underlying  Fund.  These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding  Underlying Fund. As a result, the Owner indirectly bears a pro rata  portion  of such  fees  and  expenses.  The  advisory  fees and  other expenses,  if any,  which are more fully  described  in each  Underlying  Fund's prospectus, are not specified or fixed under the terms of the Contract.

OPTIONAL RIDER CHARGES

In addition to the charges and  deductions  discussed  above,  you may  purchase certain  optional  Riders  under the  Contract.  The  Company  makes  each Rider available only at issue,  except the Guaranteed  Minimum  Withdrawal Benefit and
Total  Protection  Riders,  which are also  available for purchase on a Contract
Anniversary. You may not terminate a Rider after issue, unless otherwise stated.
The Company  deducts a monthly charge from Contract Value for any Riders elected by the Owner.  The amount of the charge is equal to a  percentage,  on an annual basis,  of your Contract  Value.  Each Rider and its charge are listed below.  A
RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not select Riders with a total charge that exceeds 2.00% of Contract Value.

GUARANTEED MINIMUM INCOME BENEFIT -- This Rider makes available a minimum amount for the purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The Minimum
Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of
any premium tax,  less an  adjustment  for  Withdrawals,  increased at an annual effective  rate of  interest  of 3% or 5%, as elected in the  application.  (The
Company  will  credit a maximum  rate of 4% for amounts  allocated  to the Rydex
Money Market Subaccount.)

   In crediting interest, the Company takes into account the timing of when each purchase  payment and  withdrawal  occurred and accrues such interest  until the earlier  of:  (1)  the  Annuity  Start  Date,  or (2) the  Contract  Anniversary
following the oldest  Annuitant's  80th birthday.  In the event of a withdrawal, the  Minimum  Income  Benefit is reduced as of the date of the  withdrawal  by a percentage  found by dividing the  withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

   You may apply the Minimum Income Benefit, less any applicable Premium tax and pro rata account  administration  charge,  to purchase a fixed Annuity within 30 days of any Contract Anniversary  following the 10th Contract  Anniversary.  You may apply the Minimum  Income  Benefit to purchase  only a fixed  Annuity  under
Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year  period  certain.  See the discussion of Options 2 and 4 under  "Annuity  Options."  The Annuity  rates for this Rider are based upon the
1983(a) mortality table with mortality  improvement under projection scale G and an interest rate of 2 1/2%. This Rider is available only if the age of the Owner at the time the  Contract  is issued is age 79 or  younger.  The charge for this
Rider varies based upon the interest rate selected as set forth below:

                         ==============================
                         INTEREST RATE     RIDER CHARGE
                         ------------------------------
                              3%              0.25%
                              5%              0.40%
                         ==============================

ANNUAL STEPPED UP DEATH BENEFIT -- This Rider makes  available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any pro rata account  administration  charge and any uncollected  premium tax. If an
Extra Credit Rider was in effect,  the death benefit also will be reduced by any
Credit  Enhancements  applied during the 12 months preceding the Owner's date of death;  provided  that  the  death  benefit  defined  in 1 below  will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death benefit under this Rider will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.  The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the  date of  receipt  of  instructions  regarding  payment  of the  death benefit:

o  The largest  Contract Value on any Contract  Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o  Any purchase payments  received by the Company since the applicable  Contract
   Anniversary; less

o  An  adjustment  for any  withdrawals  and  withdrawal  charges made since the applicable  anniversary.  In the event of a withdrawal,  the Stepped Up Death
   Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal amount, including any withdrawal charges, by Contract
   Value immediately prior to the withdrawal.

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The charge  for this  Rider is 0.25%.  See the discussion under "Death Benefit."

GUARANTEED  GROWTH DEATH BENEFIT -- This Rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any pro rata account  administration  charge and any uncollected  premium tax. If an
Extra Credit Rider was in effect,  the death benefit also will be reduced by any
Credit  Enhancements  applied during the 12 months preceding the Owner's date of death;  provided  that  the  death  benefit  defined  in 1 below  will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death benefit under this Rider will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.  The Guaranteed Growth Death Benefit.

The Guaranteed  Growth Death Benefit is an amount equal to purchase payments and any  Credit  Enhancements,  net of any  Premium  tax,  less  an  adjustment  for withdrawals,  increased at an annual effective rate of interest of 3%, 5%, 6% or
7%, as elected in the application. (the Company will credit a maximum rate of 4%
for  amounts  allocated  to the Rydex Money  Market  Subaccount.)  In  crediting interest,  the  Company  takes into  account  the  timing of when each  purchase payment and  withdrawal  occurred.  The Company  accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract Anniversary  following the oldest  Owner's 80th  birthday;  (3) the date due proof of the Owner's death
and  instructions   regarding  payment  are  received;   or  (4)  the  six-month
anniversary  of the Owner's  date of death.  In the event of a  withdrawal,  the
Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the  withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

   The amount of the Guaranteed  Growth Death Benefit shall not exceed an amount equal to 200% of purchase payments (not including any Credit Enhancements),  net of premium tax and any withdrawals, including withdrawal charges.

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be Contract Value, as set forth in item 2 above.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider varies based upon the interest rate selected as set forth below:

                         ==============================
                         INTEREST RATE     RIDER CHARGE
                         ------------------------------
                              3%              0.15%
                              5%              0.25%
                              6%              0.30%
                              7%              0.35%
                         ==============================

See the discussion under "Death Benefit."

COMBINED  ANNUAL  STEPPED UP AND  GUARANTEED  GROWTH DEATH BENEFIT -- This Rider
makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint Owner prior to the Annuity Start Date. The death benefit  proceeds will be the death benefit reduced by any pro rata account  administration charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

3.  The Annual Stepped Up Death Benefit (as described above); or

4.  The Guaranteed Growth Death Benefit at 5% (as described above).

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The charge  for this  Rider is 0.30%.  See the discussion under "Death Benefit."

ENHANCED  DEATH BENEFIT -- This Rider makes  available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit
proceeds   will  be  the  death   benefit   reduced  by  any  pro  rata  account
administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greater of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges; or

2.  The  Contract  Value  on the  date  due  proof  of  the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit.

The Enhanced  Death Benefit for a Contract  issued prior to the Owner  attaining age 70 is the  lesser  of:  (1) 50% of  Contract  gain;  or (2) 50% of  adjusted purchase payments.  For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted purchase payments.

o  "Contract  gain" is equal to Contract Value as of the date due proof of death and instructions  with regard to payment are received less adjusted  purchase payments.

o  "Adjusted  purchase  payments" are equal to all purchase payments made to the
   Contract  adjusted for  withdrawals  and any  applicable  premium tax. In the event of a  withdrawal,  purchase  payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including
   any  withdrawal   charges,   by  Contract  Value  immediately  prior  to  the
   withdrawal.

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death  benefit will be the  Contract  Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The charge  for this  Rider is 0.25%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED  AND  ANNUAL  STEPPED UP DEATH  BENEFIT  -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account  administration  charge and any uncollected premium tax.
If an Extra Credit Rider was in effect,  the death  benefit also will be reduced by any Credit  Enhancements  applied during the 12 months  preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death benefit under this Rider will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The  Contract  Value  on the  date  due  proof  of  the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit (as described above); or

3.  The Annual Stepped Up Death Benefit (as described above),  plus the Enhanced
    Death Benefit (as described above).

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death  benefit will be the  Contract  Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

   This Rider is available only if the age of the Owner at the time the Rider is issued  is age 79 or  younger.  The  charge  for this  Rider is  0.40%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED  AND  GUARANTEED  GROWTH  DEATH  BENEFIT -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account  administration  charge and any uncollected premium tax.
If an Extra Credit Rider was in effect,  the death  benefit also will be reduced by any Credit  Enhancements  applied during the 12 months  preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death benefit under this Rider will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The  Contract  Value  on the  date  due  proof  of  the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit (as described above); or

3.  The  Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
    Enhanced Death Benefit (as described above).

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will the Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

   This Rider is available only if the age of the Owner at the time the Rider is issued  is age 79 or  younger.  The  charge  for this  Rider is  0.40%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED,  ANNUAL STEPPED UP, AND  GUARANTEED  GROWTH DEATH BENEFIT --
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity Start Date.  The death  benefit  proceeds will be the death
benefit  reduced  by  any  pro  rata  account   administration  charge  and  any
uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The  Contract  Value  on the  date  due  proof  of  the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit (as described above); or

3.  The Annual Stepped Up Death Benefit (as described above),  plus the Enhanced
    Death Benefit (as described above); or

4.  The  Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
    Enhanced Death Benefit (as described above).

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will the Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

   This Rider is available only if the age of the Owner at the time the Rider is issued  is age 79 or  younger.  The  charge  for this  Rider is  0.45%.  See the discussion under "Death Benefit."

DEATH  BENEFIT - RETURN OF PREMIUM  BEYOND  ISSUE AGE 80 (FLORIDA  ONLY) -- This
Rider is available only to Florida residents from ages 81 to 90. The Rider makes available an enhanced  death  benefit for older issue ages upon the death of the
Owner or any Joint  Owner prior to the Annuity  Start  Date.  The death  benefit
proceeds   will  be  the  death   benefit   reduced  by  any  pro  rata  account
administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death benefit  defined in 1 below will not be so reduced.  The death benefit under  this Rider  will be the  greater  of:  (1)  purchase  payments,  less any withdrawals and withdrawal  charges; or (2) Contract Value on the date due proof of the Owner's  death and  instructions  regarding  payment are  received by the
Company.  If the Rider were not  purchased,  the death benefit would be Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are received by the Company.

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

   The charge for this Rider is 0.30%. See the discussion under "Death Benefit."

ANNUAL STEPPED UP DEATH BENEFIT BEYOND AGE 80 (FLORIDA ONLY) -- This Rider makes available to Florida  residents only an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date.  The death benefit
proceeds   will  be  the  death   benefit   reduced  by  any  pro  rata  account
administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The  Contract  Value  on the  date  due  proof  of  the  Owner's  death  and instructions regarding payment are received by the Company; or

3.  The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the  date of  receipt  of  instructions  regarding  payment  of the  death benefit:

o  The largest  Contract Value on any Contract  Anniversary that occurs prior to the date of the Owner's death; plus

o  Any purchase payments  received by the Company since the applicable  Contract
   Anniversary; less

o  An  adjustment  for any  withdrawals  and  withdrawal  charges made since the applicable  anniversary.  In the event of a withdrawal,  the Stepped Up Death
   Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal amount, including any withdrawal charges, by Contract
   Value immediately prior to withdrawal.

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

   This Rider differs from the Annual  Stepped Up Death Benefit Rider  discussed above in that the death benefit may step up on Contract Anniversaries  occurring after the Owner has  attained  age 80.  The  charge  for this Rider is 0.45% for issue  ages 80 and  younger  and  1.25%  for issue  ages 81 and  older.  See the discussion under "Death Benefit."

GUARANTEED  MINIMUM  WITHDRAWAL  BENEFIT -- You may purchase this Rider when you purchase the Contract or on any  Contract  Anniversary.  If you elect this Rider when you purchase the Contract,  your "Benefit  Amount" is equal to a percentage of the  initial  purchase  payment  including  any  Credit  Enhancement.  If you purchase the Rider on a Contract Anniversary,  your Benefit Amount is equal to a percentage  of your  Contract  Value  on the  date  we add  this  Rider  to your
Contract.  The Benefit Amount is reduced as you take Annual Withdrawal  Amounts, and the Benefit  Amount as so reduced is referred to as the  "Remaining  Benefit
Amount."

   Under this Rider,  you may  withdraw up to a specified  amount each  Contract
Year (the "Annual Withdrawal Amount"),  regardless of market performance,  until the  Remaining  Benefit  Amount is reduced to $0. The Annual  Withdrawal  Amount initially is a percentage of the initial purchase  payment  including any Credit
Enhancement (or Contract Value on the purchase date of the Rider if the Rider is purchased  on a  Contract  Anniversary).  You may  select  one of the  following combinations of Annual Withdrawal Amount and Benefit Amount:

                ===============================================
                ANNUAL WITHDRAWAL AMOUNT*       BENEFIT AMOUNT*
                -----------------------------------------------
                           5%                        130%
                           6%                        110%
                           7%                        100%
                -----------------------------------------------
                *A percentage of the initial  purchase  payment
                 including any Credit  Enhancement (or Contract
                 Value on the purchase date of the Rider if the
                 Rider is purchased on a Contract Anniversary)
                ===============================================

   If you do not take the Annual  Withdrawal  Amount during a Contract Year, you may not take more than the Annual  Withdrawal  Amount in the next Contract Year.
The  Annual  Withdrawal  Amount  can be  taken  in one  withdrawal  or  multiple withdrawals  during the Contract Year. You can continue to take up to the Annual
Withdrawal  Amount each  Contract  Year until the  Remaining  Benefit  Amount is depleted.

   If you take more than the Annual  Withdrawal  Amount in a Contract  Year,  we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future.  Withdrawals  under this Rider reduce Contract Value by the amount of the withdrawal,  including any applicable withdrawal charges or premium taxes and any forfeited Credit  Enhancements;  provided that withdrawals of the Annual  Withdrawal  Amount are not subject to a  withdrawal  charge.  Any withdrawal  up to the Annual  Withdrawal  Amount in a Contract  Year reduces the
Free  Withdrawal   amount  otherwise   available  in  that  Contract  Year,  and
withdrawals,  including  withdrawals of the Annual Withdrawal Amount, may result in  forfeiture  of  Credit  Enhancements  if you have an Extra  Credit  Rider in effect.  Please see the discussion under "Contingent  Deferred Sales Charge" and
"Extra  Credit."  Withdrawals,  including  withdrawals of the Annual  Withdrawal
Amount,  may result in receipt of taxable income to the Owner and, if made prior to the Owner  attaining age 59 1/2, may be subject to a 10% penalty tax.  Please see "Federal Tax Matters."

   The Annual  Withdrawal  Amount will remain the same each Contract Year unless you make  additional  purchase  payments  after the purchase  date of the rider, withdraw more than the Annual  Withdrawal Amount in a Contract Year, or elect to reset the Remaining  Benefit Amount as discussed  below. If additional  purchase payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the purchase payment  including any Credit  Enhancement,  and the Remaining  Benefit Amount will increase by an amount equal to 130%,  110% or
100% of the purchase  payment  including  any Credit  Enhancement,  depending on which  combination  of Annual  Withdrawal  Amount  and  Benefit  Amount you have selected.  The  Annual  Withdrawal  Amount  and  Remaining  Benefit  Amount  are
recalculated  in the event of a withdrawal  in a Contract  Year that exceeds the
Annual Withdrawal Amount as follows.  The Annual Withdrawal Amount and Remaining
Benefit  Amount  respectively  are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess  withdrawal  amount by Contract  Value after  deduction of any Annual
Withdrawal Amount included in the withdrawal.

   After the fifth  anniversary of the purchase of this Rider,  you may elect to reset the Remaining  Benefit  Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal  Amount to 5%, 6% or 7%, as applicable,  of
Contract  Value on that date;  provided,  however,  that the  Annual  Withdrawal
Amount will remain the same if the current Annual  Withdrawal  Amount is greater than the reset amount.  Once a reset  election has been made,  you may not elect another  reset until after the fifth  anniversary  of the prior reset date.  The
Company  reserves  the right to require  that  resets be  effected on a Contract
Anniversary  and the Rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

   While this Rider is in effect,  we reserve the right to  restrict  subsequent purchase  payments.  This  Rider  will  terminate  upon  the  earliest  of:  (1)
termination of the Contract,  (2) the Annuity Start Date, (3) any Valuation Date
on which Contract Value and the Remaining  Benefit Amount are equal to $0, (4) a full  withdrawal  of Contract  Value  pursuant to a withdrawal  that exceeds the
Annual  Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint  Owner that is a natural  person.  This Rider may not be  reinstated  by purchase payments or reset after such termination.  This Rider is available only if the age of each Owner and Annuitant at the time the Rider is purchased is age
85 or younger. The charge for this Rider is 0.55%.

TOTAL  PROTECTION  -- You may purchase this Rider when you purchase the Contract or on any  Contract  Anniversary.  This Rider makes  available a (1)  Guaranteed
Growth Death Benefit at 5%; (2) Guaranteed  Minimum  Withdrawal  Benefit with an
Annual  Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed
Minimum Accumulation Benefit as described below.

   Upon the death of the Owner or any Joint  Owner  prior to the  Annuity  Start
Date,  a Guaranteed  Growth  Death  Benefit at 5% will be available as described under "Guaranteed Growth Death Benefit," with the following  differences.  Under this Rider,  the  Guaranteed  Growth Death Benefit will be reduced by any Annual
Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced  proportionately  by any withdrawal  that exceeds in whole or in part the Annual  Withdrawal Amount for the Contract Year. The Guaranteed Growth Death
Benefit is reduced as of the date of any such withdrawal by a percentage that is determined  by dividing  the excess  withdrawal  amount by Contract  Value after deduction of any Annual  Withdrawal  Amount  included in the  withdrawal.  Also, under this Rider,  the amount of the  Guaranteed  Growth Death Benefit shall not exceed an amount equal to 200% of purchase  payments  (not  including any Credit
Enhancements  or  purchase  payments  made  during the 12 months  preceding  the
Owner's  date of  death),  net of  premium  tax and any  withdrawals,  including withdrawal  charges.  Finally,  under this Rider,  the annual  effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any  of the  Subaccounts,  including  the  Money  Market  Subaccount.  If the
Guaranteed  Growth  Death  Benefit  on any  Valuation  Date is equal to $0,  the benefit will  terminate and may not be reinstated or reset (as described  below)
after such termination.

   This Rider also makes available a Guaranteed  Minimum  Withdrawal Benefit (as described  under  "Guaranteed  Minimum  Withdrawal  Benefit"  above);  provided, however,  that the Annual  Withdrawal  Amount is equal to 5%, and the  Remaining
Benefit Amount is equal to 100%, of the initial purchase  payment  including any
Credit  Enhancement (or Contract Value on the purchase date of this Rider if the
Rider is purchased on a Contract Anniversary).

   The Guaranteed Minimum  Accumulation  Benefit provides that at the end of the
"Term," which is the ten-year  period  beginning on the date of your purchase of the Rider,  the Company will apply an additional  amount to your Contract if the
Contract  Value on that date is less than the  Guaranteed  Minimum  Accumulation
Benefit amount.  The additional  amount will be equal to the difference  between the Contract Value on that date and the Guaranteed Minimum  Accumulation Benefit amount on that  date.  Any  additional  amount  added to your  Contract  will be allocated  among the  Subaccounts  in the same  proportion as Contract  Value is allocated  on that date.  No  additional  amount will be applied if the Contract
Value is greater than the Guaranteed Minimum  Accumulation Benefit amount on the last day of the Term.

   The Guaranteed Minimum  Accumulation  Benefit amount is equal to 105% of your initial purchase payment including any Credit  Enhancement (or Contract Value on the  purchase  date of this  Rider  if the  Rider  is  purchased  on a  Contract
Anniversary);   plus  105%  of  any  purchase  payments  (including  any  Credit
Enhancement) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit;
and less an adjustment for any  withdrawals  that exceed in whole or in part the
Annual  Withdrawal  Amount for the Contract  Year.  The  adjustment  reduces the
Guaranteed  Minimum   Accumulation  Benefit  amount  by  a  percentage  that  is determined  by dividing  the excess  withdrawal  amount by Contract  Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

   The Guaranteed  Minimum  Accumulation  Benefit will terminate upon payment of any additional  amount as described above or upon expiration of the Term without payment of an additional amount.  This benefit may not be reinstated by purchase payments or reset after such termination.

   After the fifth  anniversary of the purchase of this Rider,  you may elect to reset the Remaining Benefit Amount,  the Guaranteed Growth Death Benefit and the
Guaranteed Minimum  Accumulation Benefit to an amount equal to Contract Value on the reset date;  provided that  Contract  Value on that date is greater than the
Remaining  Benefit  Amount.  The Annual  Withdrawal  Amount  will reset to 5% of
Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater,  in which case the Annual  Withdrawal  Amount will remain the same. The
Reset election must be made as to all or none of the Remaining  Benefit  Amount, the  Guaranteed  Growth Death Benefit and the  Guaranteed  Minimum  Accumulation
Benefit.  If you elect a reset, a new Term will begin for the Guaranteed Minimum
Accumulation Benefit effective on the reset date. Once a reset election has been made,  you may not elect another reset until after the fifth  anniversary of the prior  reset  date.  The Company  reserves  the right to require  that resets be effected on a Contract  Anniversary and the Rider charge may be increased in the event  that you elect a reset;  provided,  however,  that such  charge  will not exceed 1.45%.

   This Rider will  terminate  upon the  earliest  of:  (1)  termination  of the
Contract,  (2) the Annuity Start Date,  (3) any Valuation Date on which Contract
Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of
Contract  Value  pursuant to a  withdrawal  that  exceeds the Annual  Withdrawal
Amount for that Contract  Year, or (5) upon the first death of any Owner,  or if the Owner is a  non-natural  person,  the death of an Annuitant or a Joint Owner that is a natural person.

   While this Rider is in effect,  we reserve the right to  restrict  subsequent purchase  payments.  This Rider is  available  only if the age of each Owner and
Annuitant at the time the Rider is  purchased  is age 79 or younger.  The charge for this Rider is 0.95%.

EXTRA  CREDIT -- This Rider makes  available a Credit  Enhancement,  which is an amount added to your Contract Value by the Company.  You may purchase this Rider only at issue.  A Credit  Enhancement of 3%, 4% or 5% of purchase  payments,  as elected in the  application,  will be added to Contract  Value for each purchase payment  made  in the  first  Contract  Year.  Any  Credit  Enhancement  will be allocated among the Subaccounts in the same proportion as your purchase payment.
This Rider is available only if the age of the Owner on the Contract Date is age
80 or younger.

   In the event of a full or partial withdrawal,  the Company will recapture all or part of any Credit  Enhancement  that has not yet vested.  An amount equal to
1/7 of the Credit  Enhancement  will vest as of each  anniversary of the Rider's date of issue  and the  Credit  Enhancement  will be fully  vested at the end of seven  years  from  that  date.  The  amount to be  forfeited  in the event of a withdrawal is equal to a percentage of the Credit  Enhancement  that has not yet vested.  The percentage is determined for each  withdrawal as of the date of the withdrawal by dividing:

1.  The amount of the withdrawal, including any withdrawal charges, by

2.  Contract Value immediately prior to the withdrawal.

   The Company will recapture  Credit  Enhancements  on withdrawals  only to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals,  exceed the Free Withdrawal  amount.  The Free Withdrawal amount is equal in the first  Contract  Year, to 10% of purchase  payments,  excluding any
Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year. In addition, the Company does not recapture  Credit  Enhancements on withdrawals  made to pay the fees of your registered  investment adviser,  provided that your adviser has entered into a variable annuity adviser agreement with the Company.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. The charge for this Rider will be deducted for a period of seven years from the Contract  Date.  The charge varies based upon the
Credit Enhancement rate selected as set forth below:

                    ========================================
                    CREDIT ENHANCEMENT RATE     RIDER CHARGE
                    ----------------------------------------
                              3%                   0.40%
                              4%                   0.55%
                              5%                   0.70%
                    ========================================

   You may not have more than one Extra Credit Rider in effect on your Contract.
You may not select an Annuity  Start Date that is prior to seven  years from the effective date of the Rider.

   The  Company  may  recapture  Credit  Enhancements  in the event of a full or partial  withdrawal as discussed above. If you exercise your right to return the
Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal  Charge Rider, you will forfeit  all or part of any  Credit  Enhancements  applied  during the 12 months preceding  such a withdrawal.  See "Waiver of Withdrawal  Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit"
and the discussions of the death benefit riders.

   The Company expects to make a profit from the charge for this Rider and funds payment of the Credit  Enhancements  through  the Rider  charge and the  vesting schedule.  The Extra  Credit  Rider  would make sense for you only if you expect your average  annual return (net of expenses of the Contract and the  Underlying
Funds) to exceed the applicable  amount set forth in the table below, and you do not expect to make purchase  payments to the Contract  after the first  Contract
Year.  The  returns  below  represent  the amount  that must be earned EACH year during the seven-year period beginning on the Contract Date to break even on the
Rider. The rate of return assumes that all purchase payments are made during the first Contract Year when the Credit Enhancement is applied to purchase payments.
If purchase payments are made in subsequent Contract Years, the applicable Rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

   If your actual  returns are greater  than the amounts set forth below and you make no purchase  payments  after the first  Contract Year, you will profit from the purchase of the Rider.  If your actual returns are less,  for example,  in a down market,  or if you make additional  purchase payments that are not eligible for the Credit Enhancement,  you will be worse off than if you had not purchased the Rider. Please note that the returns below are net of Contract and Underlying
Fund  expenses  so that you would  need to earn the amount in the table plus the amount of applicable expenses to break even on the Rider.

                      ===================================
                                         RATE OF RETURN
                      INTEREST RATE     (NET OF EXPENSES)
                      -----------------------------------
                           3%                -5.00%
                           4%                -1.50%
                           5%                 0.80%
                      ===================================

   The  Company  may  pay an  additional  Credit  Enhancement  to  customers  of broker-dealers  that are concerned  about the  suitability  of their  customers'
current contracts due to restrictions  under those contracts on actively managed
allocations.   The  Company  will  pay  the  additional  Credit  Enhancement  in connection  with a Contract  purchased by customers of such  broker-dealers  who exchange their current contract for this Contract and pay a withdrawal charge on the exchange.  When such a customer  purchases a Credit  Enhancement  of 5%, the
Company may add an  additional  Credit  Enhancement  to the  customer's  initial purchase  payment.  The Company  determines the amount of any additional  Credit
Enhancement by subtracting the 5% Credit  Enhancement from the withdrawal charge amount assessed on the customer's  exchanged annuity contract.  The Company must be notified when a purchase is made that qualifies under this  provision.  There is no charge for this  additional  Credit  Enhancement  above the charge for the
Extra Credit Rider at 5%. Any additional Credit Enhancement amount is subject to recapture  in the event that you  exercise  your  right to return  the  Contract during the Free-Look period and may be subject to a withdrawal charge.

WAIVER OF WITHDRAWAL CHARGE -- This Rider makes available a waiver of withdrawal charge in the event of your confinement to a nursing home,  terminal illness, or total and permanent disability prior to age 65.

   The Rider defines confinement to a hospital or nursing facility,  as follows:
(1) you have  been  confined  to a  "hospital"  or  "qualified  skilled  nursing facility" for at least 90 consecutive  days prior to the date of the withdrawal;
and (2) you are so confined  when the Company  receives  the waiver  request and became so confined after the Contract Date.

   The  Company  defines  terminal  illness as  follows:  (1) the Owner has been diagnosed  by a  licensed  physician  with a  "terminal  illness";  and (2) such illness was first diagnosed after the Contract was issued.

   The Company defines disability as follows:  (1) the Owner is unable,  because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education,  training or  experience;  (2) the impairment has been in existence for more than 180 days and began before the Owner  attained age 65 and after the Contract Date; and (3)
the  impairment  is  expected  to  result  in  death  or  be  long-standing  and indefinite.

   Prior to making a withdrawal  pursuant to this Rider,  you must submit to the
Company a  properly  completed  claim form and a written  physician's  statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

   The Company  reserves the right to have a physician of its choice examine the
Owner to determine  if the Owner is eligible  for a waiver.  The charge for this
Rider is 0.05%.

   If you have also  purchased  an Extra Credit  Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total  purchase  payments made in the 12 months  preceding the withdrawal if the Extra Credit Rider was purchased at issue.  The  percentage is determined by dividing  the  amount of the  withdrawal.  The  maximum  percentage  that may be forfeited is 100% of Credit  Enhancements  earned during the 12 months preceding the withdrawal. This Rider is available only if the age of the Owner at the time the Contract is issued is age 90 or younger.

ALTERNATE  WITHDRAWAL  CHARGE  -- This  Rider  makes  available  an  alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the Rider, which is available only at issue.

             ======================================================
                 0-YEAR SCHEDULE              4-YEAR SCHEDULE
             ------------------------     ------------------------
              PURCHASE                     PURCHASE
             PAYMENT AGE   WITHDRAWAL     PAYMENT AGE   WITHDRAWAL
             (IN YEARS)      CHARGE       (IN YEARS)      CHARGE
             -----------------------------------------------------
             0 and over        0%              1            7%
                                               2            7%
                                               3            6%
                                               4            5%
                                          5 and over        0%
             =====================================================

The charge for this Rider is 0.60% if you select the 0-year  schedule  and 0.45%
if you select the 4-year  schedule.  If you purchase this Rider,  the withdrawal charge  above  will  apply  in lieu of the  7-year  withdrawal  charge  schedule described under  "Contingent  Deferred Sales Charge." If you have also purchased an Extra Credit Rider, you may forfeit all or part of any Credit  Enhancement in the event of a full or partial withdrawal. See "Extra Credit."

ANNUITY PERIOD

GENERAL -- You select the  Annuity  Start Date at the time of  application.  The
Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant's 95th birthday,  although the terms of a  Qualified  Plan and the laws of  certain  states may  require  that you start annuity  payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth  annual  Contract  Anniversary.  If you do not select an  Annuity  Option, annuity  payments will not begin until you make a selection,  which may be after the  Annuity  Start  Date.  See  "Selection  of an  Option."  If there are Joint
Annuitants,  the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

   On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity  under one of the  options  described  below.  Each option is available  in  two  forms--either  as  a  variable  Annuity  for  use  with  the
Subaccounts or as a fixed Annuity.  A combination  variable and fixed Annuity is also  available.  Variable  annuity  payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not.
The proceeds  under the Contract will be equal to your Contract  Value as of the
Annuity Start Date,  reduced by any applicable  premium taxes and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

   The Contract  provides for eight Annuity Options.  The Company may make other
Annuity Options available upon request. Annuity payments under Annuity Options 1 through  4, 7 and 8 are based  upon  annuity  rates  that vary with the  Annuity
Option  selected.  In the case of Options 1 through 4 and 8, the  annuity  rates will vary based on the age and sex of the  Annuitant,  except that unisex  rates are  available  where  required by law.  The  annuity  rates  reflect  your life expectancy  based upon your age as of the  Annuity  Start Date and your  gender, unless  unisex  rates  apply.  The  annuity  rates  are based  upon the  1983(a)
mortality  table with mortality  improvement  under  projection  scale G and are adjusted to reflect an assumed interest rate of 3.5%,  compounded  annually.  In the case of Options 5 and 6 as described below,  annuity payments are based upon
Contract Value without regard to annuity rates.

   Annuity  Options 1 through 4 and 8 provide for payments to be made during the lifetime of the  Annuitant.  Annuity  payments  under such options  cease in the event of the  Annuitant's  death,  unless the option  provides  for a guaranteed minimum number of payments,  for example a life income with guaranteed  payments of 5, 10, 15 or 20 years.  The level of annuity  payments  will be  greater  for shorter  guaranteed periods and less for longer guaranteed  periods.  Similarly, payments  will be  greater  for life  annuities  than  for  joint  and  survivor annuities,  because  payments for life  annuities  are expected to be made for a shorter period.

   You  may  elect  to  receive  annuity  payments  on  a  monthly,   quarterly,
semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, the Company reserves the right to change the frequency.

   You may  designate  or change an  Annuity  Start  Date,  Annuity  Option,  or
Annuitant,  provided  proper  written  notice is  received by the Company at its
Administrative Office at least 30 days prior to the Annuity Start Date set forth in the  Contract.  The date  selected as the new  Annuity  Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start
Date is received at the Company's Administrative Office.

   Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot  surrender his or her annuity and receive a lump-sum settlement in lieu thereof.  Under Annuity
Options 5 through 7, full or partial  withdrawals  may be made after the Annuity
Start Date, subject to any applicable  withdrawal charge. The Contract specifies annuity tables for Annuity  Options 1 through 4, 7 and 8, described  below.  The tables contain the guaranteed  minimum dollar amount (per $1,000 applied) of the
FIRST  annuity  payment for a variable  Annuity and each  annuity  payment for a fixed Annuity.

ANNUITY OPTIONS --

   OPTION 1 -- LIFE INCOME.  Periodic  annuity  payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 2 -- LIFE  INCOME WITH  GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period,  which may be five, ten,  fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.  Upon the Annuitant's death after the period certain, no further annuity payments will be made.

   OPTION 3 -- LIFE WITH  INSTALLMENT  OR UNIT REFUND OPTION.  Periodic  annuity payments  will be made  during the  lifetime of the  Annuitant  with the promise that,  if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined  by dividing the amount  applied  under this  Option by the  amount  of the  first  payment,  annuity  payments  will be continued to the Designated  Beneficiary  until that number of payments has been made.

   OPTION 4 -- JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either  Annuitant is living.  Upon the death of one Annuitant,  annuity payments continue to the  surviving  Annuitant at the same or a reduced  level of 75%, 66
2/3% or 50% of annuity  payments as elected by the Owner at the time the Annuity
Option is selected.  With respect to fixed annuity  payments,  the amount of the annuity payment,  and with respect to variable annuity  payments,  the number of
Annuity Units used to determine the annuity payment,  is reduced as of the first annuity  payment  following the  Annuitant's  death.  It is possible  under this
Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF
PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD.  Periodic annuity payments will be made for a fixed  period,  which may be from 5 to 20 years,  as  elected  by the
Owner.  The amount of each Annuity  Payment is determined  by dividing  Contract
Value by the number of Annuity  Payments  remaining  in the  period.  If, at the death of all  Annuitants,  payments  have been  made for less than the  selected fixed period,  the  remaining  unpaid  payments  will be paid to the  Designated
Beneficiary.

   OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT.  Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants,  all guaranteed payments have  not yet been  made,  the  remaining  unpaid  payments  will be paid to the
Designated Beneficiary.

   OPTION 7 -- PERIOD  CERTAIN.  Periodic  annuity  payments  will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option  differs from Option 5 in that Annuity  Payments  are  calculated  on the basis of Annuity  Units.  If the Annuitant  dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

   OPTION 8 -- JOINT AND CONTINGENT  SURVIVOR OPTION.  Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

   VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the  Contract  which are used to  calculate  variable  annuity  payments  for
Annuity Options 1 through 4, 7 and 8 are based on an "assumed  interest rate" of
3 1/2%,  compounded  annually.  Variable annuity payments  generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable  Subaccounts  during the interim period  adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest  rate,  the  annuity  payments  will remain  constant.  If the performance of the  Subaccounts  is greater than the assumed  interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity  payments will decline.  A higher assumed interest rate would mean a higher  initial  annuity  payment  but the amount of the annuity  payment  would increase  more slowly in a rising  market (or the amount of the annuity  payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

   The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units.  The value of an Annuity Unit for each  Subaccount is determined as of each Valuation Date and was initially  $1.00.  The Annuity Unit value of a Subaccount  as of any  subsequent  Valuation  Date is  determined  by adjusting  the Annuity  Unit value on the  previous  Valuation  Date for (1) the interim  performance of the corresponding  Underlying Fund; (2) any dividends or distributions  paid by the corresponding  Underlying Fund; (3) the mortality and expense risk and administration  charges;  (4) the charges,  if any, that may be assessed  by  the  Company  for  taxes  attributable  to  the  operation  of the
Subaccount; and (5) the assumed interest rate.

   The Company  determines  the number of Annuity  Units used to calculate  each variable  annuity payment as of the Annuity Start Date. As discussed  above, the
Contract  specifies  annuity  rates for  Options  1 through  4, 7 and 8 for each
$1,000 applied to an Annuity  Option.  The proceeds under the Contract as of the
Annuity  Start Date,  are divided by $1,000 and the result is  multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed  monthly annuity payment for a fixed annuity.

   On the Annuity Start Date, the Company divides the initial  variable  annuity payment  by the value as of that  date of the  Annuity  Unit for the  applicable
Subaccount to determine  the number of Annuity  Units to be used in  calculating subsequent annuity payments.  If variable annuity payments are allocated to more than one Subaccount,  the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that  Subaccount's  Annuity Unit as of the Annuity Start Date.  The
initial  variable  annuity  payment is allocated to the  Subaccounts in the same proportion as the Contract  Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain  constant for subsequent  annuity  payments, unless the Owner exchanges Annuity Units among Subaccounts or makes a withdrawal under Option 7.

   Subsequent variable annuity payments are calculated by multiplying the number of Annuity  Units  allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment.  If the annuity payment is allocated to more than one  Subaccount,  the  annuity  payment is equal to the sum of the  payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified
Plan,  reference  should  be made to the  terms of the  particular  plan and the requirements of the Internal Revenue Code for pertinent  limitations  respecting annuity  payments and other matters.  For instance,  Qualified  Plans  generally require that annuity  payments  begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified  Plan,  the period  elected for  receipt of annuity  payments  under
Annuity  Options  (other than Life Income)  generally  may be no longer than the joint life  expectancy  of the Annuitant  and  beneficiary  in the year that the
Annuitant  reaches  age 70 1/2,  and  must  be  shorter  than  such  joint  life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

   For a Non-Qualified  Plan, the Company does not allow annuity  payments to be deferred beyond the Annuitant's 95th birthday.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the  application or in any later change shown in the Company's  records.  While living, the Owner alone has the right to receive all  benefits  and  exercise  all rights that the  Contract grants or the  Company  allows.  The Owner may be an entity that is not a living person  such as a trust  or  corporation  referred  to  herein  as  "Non-natural
Persons." See "Federal Tax Matters."

   JOINT  OWNERS.  The  Joint  Owners  will be  joint  tenants  with  rights  of survivorship  and upon the death of an Owner,  the surviving  Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the  Owner or Joint  Owner  prior to the  Annuity  Start  Date.  The  Designated
Beneficiary  is the first person on the following  list who is alive on the date of death of the Owner or the Joint  Owner:  the  Owner;  the  Joint  Owner;  the
Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate.  The Primary  Beneficiary is the individual named as such in the  application  or any later  change  shown in the  Company's records.  The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the  Owner and any Joint
Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first  person on the above list who is alive on the date of death of any  Owner,  careful  consideration  should be given to the  manner in which the
Contract is registered,  as well as the designation of the Primary  Beneficiary.
The Owner may change the Primary  Beneficiary  at any time while the Contract is in force by written request on forms provided by the Company and received by the
Company at its  Administrative  Office.  The  change  will not be binding on the
Company  until it is received and  recorded at its  Administrative  Office.  The change  will be  effective  as of the date this form is  signed  subject  to any payments  made or other  actions  taken by the  Company  before  the  change  is received and recorded. A Secondary Beneficiary may be designated.  The Owner may designate a permanent  Beneficiary  whose rights  under the  Contract  cannot be changed without his or her consent.

   Reference should be made to the terms of a particular  Qualified Plan and any applicable  law for any  restrictions  or  limitations  on the  designation of a
Beneficiary.  Many qualified  plans do not allow the  designation of any primary beneficiary  except a spouse  unless  the  spouse  consents  and the  consent is witnessed by a plan representative or a Notary Public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS  FROM THE SEPARATE  ACCOUNT -- The Company will pay any full or partial withdrawal  benefit or death benefit  proceeds from Contract Value  allocated to the Subaccounts, and will effect a transfer between Subaccounts on the Valuation
Date a proper  request  is  received  at the  Company's  Administrative  Office.
However,  the Company can postpone the  calculation or payment of such a payment or  transfer  of amounts  from the  Subaccounts  to the extent  permitted  under applicable law, which is currently permissible only for any period:

o  During  which the New York Stock  Exchange  is closed  other  than  customary weekend and holiday closings,

o  During  which  trading  on the New  York  Stock  Exchange  is  restricted  as determined by the SEC,

o  During which an emergency,  as  determined by the SEC,  exists as a result of which  (i)  disposal  of  securities  held  by the  Separate  Account  is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o  For such other  periods as the SEC may by order permit for the  protection of investors.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an  Annuitant or age of an
Owner,  the correct  amount paid or payable by the  Company  under the  Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties."

   Section   403(b)  imposes   restrictions   on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are  attributable  to employee  contributions  made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age
59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship.  Furthermore,  distributions of gains  attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship.  Hardship,  for this purpose, is generally defined as an immediate and heavy  financial need,  such as paying for medical  expenses,  the purchase of a residence,  paying certain tuition  expenses,  or paying amounts needed to avoid eviction or  foreclosure  that may ONLY be met by the  distribution.  You should also be aware that Internal Revenue Service regulations do not allow you to make any  contributions  to your 403(b)  annuity  contract for a period of six months after a hardship withdrawal.

   If you own a Contract  purchased as a  tax-sheltered  Section  403(b) annuity contract,  you  will  not,  therefore,  be  entitled  to make a full or  partial withdrawal,  as described in this Prospectus,  in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains  credited to such Contract  after  December 31, 1988 unless one of the above-described  conditions  has been  satisfied.  In the case of  transfers  of amounts  accumulated  in a different  Section  403(b)  contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount  transferred to the Contract  designated as attributable to the  Owner's  December  31,  1988  account  balance  under the old  contract, provided  the amounts  transferred  between  contracts  qualified  as a tax-free exchange under the Internal  Revenue Code. An Owner of a Contract may be able to
transfer  the   Contract's   Withdrawal   Value  to  certain  other   investment
alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

   The  distribution  or  withdrawal  of amounts  under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters."

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals  in retirement  plans which may or may not be Qualified  Plans under the  provisions of the Internal  Revenue Code ("Code").  The ultimate  effect of federal income taxes on the amounts held under a Contract,  on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement  plan, if any, for which the
Contract is purchased, the tax and employment status of the individuals involved and a number  of other  factors.  The  discussion  contained  herein  and in the
Statement of Additional  Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's  understanding of the present federal income  tax  laws as  currently  interpreted  by the  Internal  Revenue  Service
("IRS"),  and is not intended as tax advice. No representation is made regarding the likelihood of  continuation of the present federal income tax laws or of the current  interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the  particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
THE  COMPANY  DOES NOT MAKE ANY  GUARANTEE  REGARDING  THE TAX STATUS OF, OR TAX
CONSEQUENCES  ARISING  FROM,  ANY  CONTRACT  OR ANY  TRANSACTION  INVOLVING  THE
CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT --

   GENERAL.  The Company  intends to be taxed as a life insurance  company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the  Company,  the Company  will be  responsible  for any federal income  taxes that become  payable  with  respect to the income of the  Separate
Account and its Subaccounts.

   CHARGE FOR THE  COMPANY'S  TAXES.  A charge may be made for any federal taxes incurred by the Company  that are  attributable  to the  Separate  Account,  the
Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments,  premiums,  or acquisition  costs under the Contracts.
The Company will review the question of a charge to the  Separate  Account,  the
Subaccounts  or the  Contracts for the  Company's  federal  taxes  periodically.
Charges may become  necessary if, among other reasons,  the tax treatment of the
Company or of income and expenses  under the Contracts is ultimately  determined to be other  than what the  Company  currently  believes  it to be, if there are changes made in the federal  income tax  treatment of variable  annuities at the insurance company level, or if there is a change in the Company's tax status.

   Under current laws,  the Company may incur state and local taxes (in addition
to  premium  taxes)  in  several  states.  At  present,   these  taxes  are  not
significant.  If there is a  material  change in  applicable  state or local tax laws,  the  Company  reserves  the right to charge the  Separate  Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

   DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the
Code prescribing  asset  diversification  requirements for investment  companies whose shares are sold to insurance  company  separate  accounts funding variable contracts.  Pursuant  to these  regulations,  on the  last day of each  calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one  investment,  no more than 70% may be  represented  by any two  investments,  no more  than 80% may be represented by any three investments, and no more than 90% may be represented by any four  investments.  For purposes of Section  817(h),  securities of a single issuer  generally  are treated as one  investment  but  obligations  of the U.S.
Treasury and each U.S.  Governmental  agency or  instrumentality  generally  are treated as securities of separate  issuers.  The Separate  Account,  through the
Underlying  Funds,  intends to comply with the  diversification  requirements of
Section 817(h).

   In  certain  circumstances,  owners  of  variable  annuity  contracts  may be considered  the owners,  for federal  income tax purposes,  of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate  account  assets would be includable in the variable contractowner's  gross  income.  The IRS has stated in published  rulings that a variable  contractowner  will be considered the owner of separate account assets if the contractowner  possesses  incidents of ownership in those assets, such as the  ability to  exercise  investment  control  over the  assets.  The  Treasury
Department  also  announced,  in  connection  with the  issuance of  regulations concerning  diversification,  that those  regulations  "do not provide  guidance concerning the  circumstances  in which investor control of the investments of a segregated  asset  account may cause the investor  (i.e.,  the contract  owner), rather than the insurance  company,  to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments  to  particular  subaccounts  without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

   The  ownership  rights under the  Contract  are similar to, but  different in certain  respects  from,  those  described by the IRS in rulings in which it was determined that  policyowners  were not owners of separate  account assets.  For example,  the Owner has additional  flexibility in allocating  purchase payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata  portion  of the  assets  of the  Separate  Account.  In addition, the Company does not know what standards will be set forth, if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems  appropriate,  to attempt to  prevent an Owner from being  considered  the owner of a pro rata share of the assets of the Separate  Account.  Moreover,  in the event that  regulations  or rulings are  adopted,  there can be no assurance that the Underlying Funds will be able to operate as currently  described in the
Prospectus,  or  that  the  Underlying  Funds  will  not  have to  change  their investment objective or investment policies.

INCOME  TAXATION OF ANNUITIES IN  GENERAL--NON-QUALIFIED  PLANS -- Section 72 of
the Code governs the taxation of annuities.  In general, a contract owner is not taxed on  increases  in value  under an  annuity  contract  until  some  form of distribution is made under the contract.  However,  the increase in value may be subject to tax currently under certain  circumstances.  See "Contracts  Owned by
Non-Natural  Persons" and  "Diversification  Standards."  Withholding of federal income  taxes on all  distributions  may be required  unless a recipient  who is eligible  elects not to have any amounts  withheld  and  properly  notifies  the
Company of that election.

   SURRENDERS OR  WITHDRAWALS  PRIOR TO THE ANNUITY START DATE.  Code Section 72
provides  that amounts  received upon a total or partial  withdrawal  (including systematic  withdrawals)  from a  Contract  prior  to  the  Annuity  Start  Date generally  will be treated as gross  income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the  contract."  The  "investment  in the contract" is that portion,  if any, of purchase  payments  paid  under  a  Contract  less  any  distributions  received previously  under the Contract  that are  excluded  from the  recipient's  gross income.  The taxable portion is taxed at ordinary income tax rates. For purposes of this  rule,  a pledge or  assignment  of a  contract  is treated as a payment received on account of a partial withdrawal of a Contract.

   SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender,  the  receipt is  taxable  to the  extent  that the cash value of the
Contract  exceeds the  investment in the Contract.  The taxable  portion of such payments will be taxed at ordinary income tax rates.

   For fixed annuity payments,  the taxable portion of each payment generally is determined by using a formula known as the "exclusion  ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract.  That ratio is then applied to each payment to determine the non-taxable portion of the payment.  The remaining portion of each payment is taxed at ordinary income rates.  For variable annuity payments,  the taxable  portion of each payment is determined by using a formula known as the "excludable  amount," which establishes the non-taxable  portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the  investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable.  Once the excludable  portion of annuity  payments  to date equals the  investment  in the
Contract, the balance of the annuity payments will be fully taxable.

   PENALTY TAX ON CERTAIN  SURRENDERS AND  WITHDRAWALS.  With respect to amounts withdrawn or distributed  before the taxpayer  reaches age 59 1/2, a penalty tax is imposed  equal to 10% of the portion of such amount  which is  includable  in gross income.  However,  the penalty tax is not applicable to  withdrawals:  (i)
made  on or  after  the  death  of the  owner  (or  where  the  owner  is not an individual,  the  death  of  the  "primary  annuitant,"  who is  defined  as the individual  the events in whose life are of primary  importance in affecting the timing and amount of the payout under the Contract);  (ii)  attributable  to the taxpayer's  becoming  totally  disabled  within  the  meaning  of  Code  Section
72(m)(7);  (iii)  which are part of a series  of  substantially  equal  periodic payments  (not  less  frequently  than  annually)  made  for the  life  (or life expectancy) of the taxpayer,  or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;  (iv) from certain qualified plans; (v)
under a so-called  qualified  funding asset (as defined in Code Section 130(d));
(vi) under an immediate  annuity  contract;  or (vii) which are  purchased by an employer on termination  of certain types of qualified  plans and which are held by the employer until the employee separates from service.

   If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified  (other than by reason of death or  disability),  the tax for the first year in which the modification occurs will be increased by an amount (determined by the  regulations)  equal to the tax that would have been imposed but for item
(iii) above,  plus interest for the deferral period,  if the modification  takes place (a) before  the close of the  period  which is five years from the date of the first  payment and after the taxpayer  attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS --

   DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract  must provide the following two  distribution  rules:  (a) if any owner dies on or after the Annuity Start Date,  and before the entire  interest in the
Contract has been  distributed,  the  remainder of the owner's  interest will be distributed  at least as quickly as the method in effect on the  owner's  death;
and (b) if any owner dies before the Annuity Start Date, the entire  interest in the Contract must generally be  distributed  within five years after the date of death, or, if payable to a designated  beneficiary,  must be annuitized over the life of that  designated  beneficiary or over a period not extending  beyond the life expectancy of that  beneficiary,  commencing within one year after the date of death of the owner. If the sole  designated  beneficiary is the spouse of the deceased owner,  the Contract  (together with the deferral of tax on the accrued and future  income  thereunder)  may be  continued  in the name of the spouse as owner.

   Generally,  for purposes of determining when  distributions  must begin under the foregoing rules, where an owner is not an individual,  the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner.  Finally,  in the case of joint  owners,  the distribution-at-death  rules will be applied by treating  the death of the first owner  as the  one to be  taken  into  account  in  determining  generally  when distributions  must  commence,  unless the sole  Designated  Beneficiary  is the deceased owner's spouse.

   GIFT OF ANNUITY CONTRACTS.  Generally,  gifts of non-tax qualified  Contracts prior to the Annuity  Start Date will  trigger tax on the gain on the  Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable.  This provision does not apply to transfers between spouses or incident to a divorce.

   CONTRACTS  OWNED  BY  NON-NATURAL  PERSONS.  If the  Contract  is  held  by a non-natural  person (for  example,  a  corporation)  the income on that Contract
(generally  the increase in net surrender  value less the purchase  payments) is includable  in  taxable  income  each  year.  The rule does not apply  where the
Contract is acquired by the estate of a decedent,  where the Contract is held by certain types of  retirement  plans,  where the Contract is a qualified  funding asset for structured  settlements,  where the Contract is purchased on behalf of an  employee  upon  termination  of a  qualified  plan,  and in the  case  of an immediate annuity.  An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

   MULTIPLE  CONTRACT  RULE.  For  purposes  of  determining  the  amount of any distribution  under Code Section 72(e) (amounts not received as annuities)  that is includable in gross income, all Non-Qualified annuity contracts issued by the same  insurer to the same  contract  owner  during any  calendar  year are to be aggregated and treated as one contract. Thus, any amount received under any such contract  prior  to  the  contract's  Annuity  Start  Date,  such  as a  partial surrender,  dividend,  or loan, will be taxable (and possibly subject to the 10%
penalty tax) to the extent of the combined income in all such contracts.

   In  addition,  the  Treasury  Department  has broad  regulatory  authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts  that are paid as  annuities  (on and after the  Annuity  Start Date)
under annuity  contracts issued by the same company to the same owner during any calendar  year.  In this case,  annuity  payments  could be fully  taxable  (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such  contracts and  regardless of whether any amount would  otherwise  have been excluded from income because of the "exclusion ratio" under the contract.

   POSSIBLE TAX CHANGES.  In recent  years,  legislation  has been proposed that would have adversely modified the federal taxation of certain  annuities.  There is always the  possibility  that the tax treatment of annuities  could change by legislation  or other  means  (such as IRS  regulations,  revenue  rulings,  and judicial decisions).  Moreover,  although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract,  the designation of an Annuitant,  Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax  consequences  to the Owner that are not
discussed  herein.  An  Owner  contemplating  any  such  transfer,   assignment,
selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements of Section  403(b),  408 or 408A of the Code. If you are purchasing the Contract as an  investment  vehicle for one of these  Qualified  Plans,  you should  consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer  features and benefits in addition to  providing  tax deferral  that other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

   The tax  rules  applicable  to  participants  in such  Qualified  Plans  vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate  retirement savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  plan,  to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract. Owners,  Annuitants, and Beneficiaries,  are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by  applicable  law, regardless  of the terms and  conditions  of the Contract  issued in  connection therewith.  For example,  the Company may accept  beneficiary  designations  and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income  Security  Act of 1974  (ERISA).  Consequently,  an  Owner's  Beneficiary
designation or elected payment option may not be enforceable.

   The  amounts  that may be  contributed  to  Qualified  Plans are  subject  to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions  from most Qualified Plans may be subject to penalty taxes, or for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These requirements may not be incorporated into the Company's Contract  administration
procedures.   Owners,   participants  and   beneficiaries  are  responsible  for
determining  that  contributions,  distributions  and  other  transactions  with respect to the Contracts comply with applicable law.

   The following are brief  descriptions of the various types of Qualified Plans and the use of the Contract therewith:

   SECTION  403(B).  Code Section  403(b)  permits  public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

   Section 403(b)  annuities must generally be provided under a plan which meets certain minimum  participation,  coverage,  and nondiscrimination  requirements.
Each  employee's  interest in a  retirement  plan  qualified  under Code Section
403(b) must generally be  distributed or begin to be distributed  not later than
April 1 of the calendar  year  following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions  must not extend  beyond the life of the  employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

   If an employee dies before  reaching his or her required  beginning date, the employee's  entire interest in the plan must generally be distributed  beginning before the close of the calendar year following the year of the employee's death to a designated  beneficiary  over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary).  If the designated beneficiary is the employee's  surviving  spouse,  distributions  may be delayed until the  employee  would have  reached age 70 1/2.  If there is no  designated beneficiary or if distributions  are not timely  commenced,  the entire interest must be  distributed by the end of the fifth calendar year following the year of death.

   If an employee dies after  reaching his or her required  beginning  date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

   A  Section   403(b)   annuity   contract  may  be  purchased   with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable.  The contribution limit is similar to the limits on  contributions  to qualified  retirement plans and depends upon, among other things,  whether the annuity contract is purchased with employer or employee contributions.

   Amounts used to purchase  Section 403(b)  annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

   A Section 403(b) annuity  contract must prohibit the distribution of employee contributions  (including earnings thereon) until the employee:  (i) attains age
59 1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled;
or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

   Distributions  from a Section 403(b)  annuity  contract may be eligible for a tax-free rollover to another eligible  retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers."

   SECTIONS 408 AND 408A. INDIVIDUAL  RETIREMENT  ANNUITIES.  Section 408 of the
Code permits eligible  individuals to establish  individual  retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
The Contract may be  purchased as an IRA. The IRAs  described in this  paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs."

   IRAs are subject to  limitations on the amount that may be  contributed,  the persons who may be eligible and on the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's  taxable  compensation or the applicable dollar amount as shown in the table below:

                         ==============================
                              TAX YEAR           AMOUNT
                         ------------------------------
                              2003-2004          $3,000
                              2005-2007          $4,000
                         2008 and thereafter     $5,000
                         ==============================

Any refund of premium  must be applied to the payment of future  premiums or the purchase  of  additional  benefits.  If an  individual  is age 50 or  over,  the individual may make an additional catch-up  contribution to a traditional IRA of
$500 during the tax years of  2003-2005,  or $1,000 for the 2006 tax year or any
tax  year   thereafter.   However,   if  the   individual   is   covered  by  an
employer-sponsored   retirement  plan,  the  amount  of  IRA  contributions  the individual  may  deduct  in a year may be  reduced  or  eliminated  based on the individual's  adjusted  gross income for the year ($60,000 for a married  couple filing a joint  return  and  $40,000  for a single  taxpayer  in  2003).  If the individual's spouse is covered by an employer-sponsored  retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional  IRA;  however,  the deduction  will be reduced or eliminated if the adjusted  gross  income on a joint  return is  between  $150,000  and  $160,000.
Nondeductible  contributions  to traditional IRAs must be reported to the IRS in the year made on Form 8606.

   Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal  Revenue  Service.  Purchasers  of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate  agency,  and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure
Statement that accompanies this Prospectus.

   In general, traditional IRAs are subject to minimum distribution requirements similar to those  applicable to retirement  plans qualified under Section 403(b)
of the Code;  however,  the  required  beginning  date for  traditional  IRAs is generally  the date that the  contract  owner  reaches age 70 1/2--the  contract owner's  retirement date, if any, will not affect his or her required  beginning date. See "Section  403(b)."  Distributions  from IRAs are generally taxed under
Code  Section  72.  Under these  rules,  a portion of each  distribution  may be excludable from income.  The amount  excludable from the individual's  income is the amount of the  distribution  that  bears the same ratio as the  individual's nondeductible contributions bears to the expected return under the IRA.

   Distributions  of  deductible,  pre-tax  contributions  and  earnings  from a traditional  IRA  may  be  eligible  for a  tax-free  rollover  to  an  eligible retirement  plan,  including  another  traditional  IRA.  In  certain  cases,  a distribution of  non-deductible  contributions or other after-tax amounts from a traditional  IRA may be eligible to be rolled over to another  traditional  IRA.
See "Rollovers."

   ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA.  Regular  contributions may be made to a Roth  IRA up to the  same  contribution  limits  that  apply to traditional IRA contributions.  The regular  contribution  limits are phased out for  taxpayers  with $95,000 to $110,000 in adjusted  gross income  ($150,000 to
$160,000  for married  filing  joint  returns).  Also the  taxable  balance in a traditional  IRA may be rolled over or converted  into a Roth IRA for  taxpayers with adjusted gross income of up to $100,000.

   Regular  contributions  to a Roth IRA are not  deductible,  and rollovers and conversions  from a traditional IRA are taxable when completed,  but withdrawals that meet certain  requirements  are not subject to federal income tax on either the original  contributions  or any earnings.  Sale of the Contract for use with
Roth IRAs may be subject to special  requirements imposed by the IRS. Purchasers of the  Contract  for such  purposes  will be provided  with such  supplementary information as may be required by the IRS or other appropriate  agency, and will have the right to revoke  the  Contract  under  certain  requirements.  Unlike a traditional  IRA,  Roth IRAs are not  subject to minimum  required  distribution rules during the  contract  owner's  lifetime.  Generally,  however,  the amount remaining  in a Roth IRA after  the  contract  owner's  death  must  begin to be distributed by the end of the first  calendar year after death,  and made over a beneficiary's life expectancy. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the contract owner.

   ROLLOVERS.  A "rollover" is the tax-free  transfer of a distribution from one
"eligible  retirement plan" to another.  Distributions which are rolled over are not included in the employee's gross income until some future time.

   If any  portion  of the  balance to the  credit of an  employee  in a Section
403(b) plan is paid to the employee in an "eligible  rollover  distribution" and the  employee  transfers  any  portion of the  amount  received  to an  eligible retirement  plan,  then the amount so  transferred  is not includable in income.
Also,  pre-tax  distributions from an IRA may be rolled over to another eligible retirement  plan.  An  "eligible  rollover  distribution"  generally  means  any distribution  that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required  minimum  distribution,  death  distributions  (except to a surviving spouse) and  certain  corrective  distributions  will not qualify as an eligible rollover  distribution.  A  rollover  must be made  directly  between  plans  or indirectly within 60 days after receipt of the distribution.

   An  "eligible  retirement  plan"  will be  another  Section  403(b)  plan,  a traditional  individual  retirement account or annuity described in Code Section
408.

   A Section  403(b) plan must  generally  provide a  participant  receiving  an eligible rollover distribution,  the option to have the distribution transferred directly to another eligible retirement plan.

   TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX.  Distributions  from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancies)  of the employee and a designated  beneficiary and which, for Qualified Plans other than IRAs, begin after the employee  terminates employment;  (iv) made to an employee  after  termination  of  employment  after reaching  age 55; (v) made to pay for certain  medical  expenses;  (vi) that are exempt  withdrawals  of an excess  contribution;  (vii)  that is rolled  over or transferred in accordance with Code requirements;  or (viii) that is transferred pursuant to a decree of divorce or separate  maintenance  or written  instrument incident to such a decree.

   The  exception  to the 10%  penalty tax  described  in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums  in  certain  cases.  There are two  additional  exceptions  to the 10%
penalty tax on withdrawals from IRAs before age 59 1/2:  withdrawals made to pay
"qualified"  higher  education  expenses  and  withdrawals  made to pay  certain
"eligible first-time home buyer expenses."

   MINIMUM  DISTRIBUTION TAX. If the amount distributed from a Qualified Plan is less than the minimum  required  distribution  for the year, the  participant is subject to a 50% tax on the amount that was not properly distributed.

   WITHHOLDING.   Periodic   distributions  (e.g.,   annuities  and  installment
payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

   Nonperiodic  distributions  (e.g.,  lump sums and  annuities  or  installment payments  of less than ten years)  from a  Qualified  Plan (other than IRAs) are
generally  subject  to  mandatory  20%  income  tax  withholding.   However,  no
withholding is imposed if the  distribution  is transferred  directly to another eligible retirement plan.  Nonperiodic  distributions from an IRA are subject to income tax  withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

   The above description of the federal income tax consequences of the different types of  Qualified  Plans which may be funded by the  Contract  offered by this
Prospectus is only a brief summary and is not intended as tax advice.  The rules governing  the  provisions of Qualified  Plans are  extremely  complex and often difficult to comprehend.  Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective  Owner  considering  adoption of a Qualified  Plan and purchase of a
Contract in connection  therewith should first consult a qualified and competent tax adviser,  with regard to the  suitability  of the Contract as an  investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of Underlying  Funds held by the  Subaccounts.  The Company will exercise voting rights  attributable  to  the  shares  of  each  Underlying  Fund  held  in  the
Subaccounts  at any  regular and special  meetings  of the  shareholders  of the
Underlying Fund on matters requiring  shareholder  voting under the 1940 Act. In accordance with its view of presently  applicable law, the Company will exercise its voting rights based on instructions  received from persons having the voting interest  in  corresponding  Subaccounts.  However,  if  the  1940  Act  or  any
regulations  thereunder  should be  amended,  or if the  present  interpretation thereof  should  change,  and as a  result  the  Company  determines  that it is permitted to vote the shares of the  Underlying  Funds in its own right,  it may elect to do so.

   The person having the voting  interest under a Contract is the Owner.  Unless otherwise  required  by  applicable  law,  the number of shares of a  particular
Underlying Fund as to which voting  instructions  may be given to the Company is determined by dividing your Contract Value in the corresponding  Subaccount on a particular  date by the net asset value per share of the  Underlying  Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting  instructions  may be  given  will  be  determined  as of the  same  date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the  Underlying  Fund.  If  required  by the SEC,  the Company reserves  the right to  determine  in a  different  fashion  the  voting  rights attributable to the shares of the Underlying Funds.  Voting  instructions may be cast in person or by proxy.

   Voting rights  attributable  to your Contract Value in a Subaccount for which no timely voting  instructions  are received will be voted by the Company in the same proportion as the voting  instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION  OF  INVESTMENTS  -- The  Company  reserves  the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount may purchase.  If shares of any or all of the Underlying Funds should no longer be available for  investment,  or if the Company  management  believes further investment in shares of any or all of the Underlying Funds should become inappropriate  in  view  of  the  purposes  of the  Contract,  the  Company  may substitute  shares of another  Underlying Fund or of a different fund for shares already  purchased,  or to be purchased in the future  under the  Contract.  The
Company may also purchase,  through the Subaccount,  other  securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

   In connection  with a substitution  of any shares  attributable to an Owner's interest in a  Subaccount  or the Separate  Account,  the Company  will,  to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

   The Company also reserves the right to establish  additional  Subaccounts  of the Separate  Account that would invest in a new Underlying Fund or in shares of another  investment  company,  a series  thereof,  or other suitable  investment vehicle.  The Company may establish new Subaccounts in its sole discretion,  and will determine whether to make any new Subaccount  available to existing Owners.
The Company may also  eliminate  or combine one or more  Subaccounts  if, in its sole discretion, marketing, tax, or investment conditions so warrant.

   Subject to compliance with applicable law, the Company may transfer assets to the  General  Account.  The  Company  also  reserves  the right,  subject to any required regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

   In the  event of any  such  substitution  or  change,  the  Company  may,  by appropriate  endorsement,  make such changes in these and other contracts as may be  necessary or  appropriate  to reflect such  substitution  or change.  If the
Company  believes it to be in the best interests of persons having voting rights under the  Contracts,  the  Separate  Account may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  de-registered  under  that  Act in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of the Company or an  affiliate  thereof.  Subject to  compliance  with applicable  law,  the Company also may combine one or more  Subaccounts  and may establish a  committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  -- The Company  reserves  the right, without the consent of Owners,  to suspend  sales of the  Contract as  presently offered  and to make any change to the  provisions  of the  Contracts  to comply with,  or give Owners the benefit of, any  federal or state  statute,  rule,  or regulation,  including but not limited to requirements for annuity contracts and retirement plans under the Internal  Revenue Code and regulations  thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The  Company  will send you  annually a  statement  setting forth  a  summary  of the  transactions  that  occurred  during  the  year,  and indicating  the  Contract  Value as of the end of each year.  In  addition,  the statement will indicate the  allocation of Contract Value among the  Subaccounts and  any  other  information  required  by  law.  The  Company  will  also  send
confirmations   upon  purchase  payments,   transfers,   and  full  and  partial
withdrawals.  The Company may confirm certain transactions on a quarterly basis.
These  transactions  include  purchases under an Automatic  Investment  Program, transfers  under the  Dollar  Cost  Averaging  and Asset  Reallocation  Options,
systematic withdrawals and annuity payments.

   You will also receive  annual and  semiannual  reports  containing  financial statements for those Underlying Funds  corresponding to the Subaccounts to which you have allocated your Contract Value.  Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

ELECTRONIC  TRANSFER  PRIVILEGES -- You may request a transfer of Contract Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option  by  telephone  if  the  Electronic  Transfer  Privilege  section  of the application  or the proper  form has been  completed,  signed,  and filed at the
Company's  Administrative  Office.  The Company has  established  procedures  to confirm that instructions  communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures.  The Company's  procedures require that any person requesting  a transfer by telephone  provide the account  number and the Owner's tax  identification  number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request.  If all telephone lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations),  you may not be able to request transfers by telephone and would have to submit written requests.

   By authorizing  telephone transfers,  you authorize the Company to accept and act upon  telephonic  instructions  for transfers  involving your Contract.  You agree that neither the Company, any of its affiliates,  nor any Underlying Fund, will be liable for any loss,  damages,  cost, or expense  (including  attorneys'
fees) arising out of any telephone  requests;  provided that the Company effects such request in accordance  with its  procedures.  As a result of this policy on telephone  requests,  you  bear  the risk of loss  arising  from  the  telephone transfer  privilege.  The  Company  may  discontinue,  modify,  or  suspend  the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account is a party,  or which  would  materially  affect the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq.,  Associate General Counsel,  the Company, has
passed upon legal matters in connection with the issue and sale of the Contracts described in this  Prospectus,  the  Company's  authority to issue the Contracts under Kansas law, and the  validity of the forms of the  Contracts  under Kansas law.

PERFORMANCE INFORMATION

   Performance  information  for  the  Subaccounts,   including  the  yield  and
effective yield of the Rydex Money Market Subaccount, the yield of the remaining
Subaccounts,   and  the  total   return  of  all   Subaccounts   may  appear  in
advertisements,  reports,  and promotional  literature to current or prospective
Owners.

   Current yield for the Rydex Money Market  Subaccount  will be based on income received by a hypothetical  investment  over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received  for 52 weeks,  stated in terms of an annual  percentage return  on the  investment).  "Effective  yield"  for  the  Rydex  Money  Market
Subaccount is calculated  in a manner  similar to that used to calculate  yield, but reflects the compounding effect of earnings.

   For the  remaining  Subaccounts,  quotations  of  yield  will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  and will reflect the  deduction  of the account  administration  charge,  administration  charge, mortality and expense risk charge and  contingent  deferred sales charge and may simultaneously be shown for other periods.

   Quotations  of yield and  effective  yield do not  reflect  deduction  of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

   Although  the  Contract  was not  available  for  purchase  until April 2001, certain  of  the  Underlying  Funds  were  in  existence  prior  to  that  date.
Performance information for the Subaccounts may also include quotations of total return for periods  beginning  prior to the  availability  of the Contracts that incorporate the performance of the Underlying Funds.

   Performance  information  for a Subaccount  may be  compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security:  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets,  or tracked  by other  ratings  services,  companies,  publications,  or persons  who rank  separate  accounts  or other  investment  products on overall performance or other  criteria;  and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract.
Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

   Performance information for any Subaccount reflects only the performance of a hypothetical  Contract  under which  Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality  of the  Underlying  Fund in which the
Subaccount invests,  and the market conditions during the given time period, and should not be  considered  as a  representation  of what may be  achieved in the future.  For a  description  of the methods  used to  determine  yield and total return for the Subaccounts, see the Statement of Additional Information.

   Reports  and  promotional  literature  may  also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable  basis,  and (iii) the  Company's  rating or a rating of the
Company's  claim-paying  ability as  determined  by firms that  analyze and rate
insurance   companies   and  by   nationally   recognized   statistical   rating
organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS  -- The  consolidated  financial  statements  of  Security
Benefit Life Insurance  Company and  Subsidiaries at December 31, 2002 and 2001,
and for each of the three years in the period ended  December 31, 2002,  and the financial  statements of Variable Annuity Account XIV - AdvisorDesigns  Variable
Annuity at December 31, 2002, and for specified periods ended December 31, 2002, or for portions of such periods as disclosed  in the  financial  statements  are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

   The Statement of Additional  Information  contains more specific  information and financial statements relating to Security Benefit Life Insurance Company and
Subsidiaries.  The contents of the Statement of Additional  Information  are set
forth below:

GENERAL INFORMATION AND HISTORY
  Safekeeping of Assets

DISTRIBUTION OF THE CONTRACT

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
  Section 403(b)
  Sections 408 and 408A

PERFORMANCE INFORMATION

PERMISSIBLE ADVERTISING INFORMATION

EXPERTS

FINANCIAL STATEMENTS

OBJECTIVES FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
There is no guarantee that the investment  objective of any Underlying Fund will be met.
--------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS -- AIM Variable Insurance Funds, an open-end series management investment company, is a Delaware business trust.  Currently,  shares of the Trust are sold only to insurance  company  separate  accounts to fund the benefits of variable annuity contracts and variable life insurance policies.

   AIM V.I. CAPITAL  APPRECIATION  FUND SERIES I. AIM V.I. Capital  Appreciation
Fund Series I (the "Fund") is a series  portfolio of the AIM Variable  Insurance
Funds. A I M Advisors, Inc. serves as the Fund's investment adviser.

   INVESTMENT OBJECTIVE:  To seek growth of capital. The Fund seeks to meet this objective by investing  principally  in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes  as well as those that have  experienced  above-average,  long-term growth in earnings and have excellent prospects for future growth. The portfolio managers  consider  whether  to sell a  particular  security  when  any of those factors  materially  change.  The Fund may also  invest  up to 25% of its  total assets in foreign securities.  Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

FEDERATED INSURANCE SERIES -- Federated Insurance Series, an open-end management investment  company,  was established as a Massachusetts  business trust under a
Declaration of Trust dated  September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies.  Federated  Investment  Management Company serves as the investment adviser of Federated Insurance Series and its portfolios.

   FEDERATED  HIGH INCOME BOND FUND II - SERVICE  SHARES.  Federated High Income
Bond Fund II - Service Shares (the "Fund") is a portfolio of Federated Insurance
Series.

   INVESTMENT OBJECTIVE: To seek high current income by investing primarily in a professionally managed,  diversified portfolio of fixed income securities. While there is no assurance  that the Fund will achieve its investment  objective,  it endeavors to do so by following its investment strategies.  The Fund pursues its investment  objective  by investing in a  diversified  portfolio of  high-yield, lower-rated  corporate  bonds (also known as "junk bonds").  The Fund limits its investments to those that would enable it to qualify as a permissible investment for variable  annuity  contracts and variable life insurance  policies issued by insurance companies.

   FEDERATED FUND FOR U.S.  GOVERNMENT  SECURITIES  II.  Federated Fund For U.S.
Government  Securities  II (the "Fund") is a portfolio  of  Federated  Insurance
Series.

   INVESTMENT  OBJECTIVE:  The Fund seeks to provide current income. While there is no  assurance  that  the Fund  will  achieve  its  investment  objective,  it endeavors to do so by following its investment strategies.  The Fund pursues its investment  objective by  investing  primarily  in U.S.  government  securities, including  mortgage backed securities  issued by U.S.  government  agencies.  In addition,  the Fund may  invest a  portion  of its  assets in  investment  grade non-governmental mortgage backed securities.  The Fund limits its investments to those that would enable it to qualify as a permissible  investment  for variable annuity  contracts  and variable  life  insurance  policies  issued by insurance companies.

FIDELITY VARIABLE  INSURANCE  PRODUCTS FUND -- The Fidelity  Variable  Insurance
Products Fund ("VIP") is an open-end management  investment company organized as a  Massachusetts  business  trust on  March  21,  1988.  The  Fidelity  Variable
Insurance  Products  Fund's shares are purchased by insurance  companies to fund benefits under variable life insurance and variable annuity contracts.  Fidelity
Management & Research  Company ("FMR") is the investment  adviser of VIP and its portfolios.

   FIDELITY VIP  CONTRAFUND® - SERVICE CLASS 2.  Fidelity VIP  Contrafund®  (the
"Fund") is a portfolio of VIP. Effective January 1, 2001, FMR Co., Inc. ("FMRC")
began serving as subadviser  to the fund. On behalf of VIP  Contrafund,  FMR has entered into subadvisory  agreements with Fidelity  Management & Research (U.K.)
Inc.  ("FMR U.K.") and Fidelity  Management & Research (Far East) Inc. ("FMR Far
East"). On behalf of VIP Contrafund, FMR Far East has entered into a subadvisory agreement with Fidelity Investments Japan Limited ("FIJ").

   INVESTMENT OBJECTIVE: To seek long-term appreciation.  The Fund seeks to meet this objective by:

o  Normally investing primarily in common stocks.

o  Investing in  securities  of  companies  whose value it believes is not fully recognized by the public.

o  Investing in domestic and foreign issuers.

o  Investing in either "growth" stocks or "value" stocks or both.

o  Using fundamental  analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

   FIDELITY VIP INDEX 500 - SERVICE CLASS 2. Fidelity VIP Index 500 (the "Fund")
is a portfolio of VIP. FMRC serves as subadviser to the Fund.

   INVESTMENT OBJECTIVE: To seek investment results that correspond to the total return of common stocks publicly traded in the United States,  as represented by the  Standard & Poor's  500(SM)  Index (S&P  500®).  The Fund seeks to meet this objective by:

o  Normally  investing at least 80% of assets in common  stocks  included in the
   S&P 500.

o  Using   statistical   sampling   techniques   based   on  such   factors   as
   capitalization,  industry exposures,  dividend yield,  price/earnings  ratio, price/book ratio, and earnings growth.

o  Lending securities to earn income for the Fund.

   FIDELITY VIP INVESTMENT GRADE BOND - SERVICE CLASS 2. Fidelity VIP Investment
Grade Bond (the "Fund") is a portfolio of VIP. On behalf of VIP, FMR has entered into a sub-advisory  agreement with Fidelity Investments Money Management,  Inc.
("FIMM").

   INVESTMENT  OBJECTIVE:  To seek a high level of current  income as consistent with the preservation of capital. The Fund seeks to meet this objective by:

o  Normally investing in U.S.  dollar-denominated  investment-grade bonds (those of medium and high quality).

o  Managing the Fund to have similar  overall  interest  rate risk to the Lehman
   Brothers Aggregate Bond Index.

o  Allocating assets across different market sectors and maturities.

o  Analyzing a  security's  structural  features  and current  pricing,  trading opportunities, and the credit quality of its issuer to select investments.

FIDELITY VARIABLE  INSURANCE  PRODUCTS FUND -- The Fidelity  Variable  Insurance
Products Fund ("VIP") is an open-end management  investment company organized as a Massachusetts  business trust on March 14, 1994. VIP's shares are purchased by insurance  companies to fund benefits under variable life insurance and variable annuity contracts. FMR is the investment adviser of VIP and its portfolios.

   FIDELITY  VIP GROWTH  OPPORTUNITIES  - SERVICE  CLASS 2.  Fidelity VIP Growth
Opportunities  (the  "Fund") is a portfolio of VIP.  Effective  January 1, 2001,
FMRC began serving as subadviser to the  portfolio.  On behalf of the Fund,  FMR has entered  into  subadvisory  agreements  with FMR U.K.  and FMR Far East.  On behalf of the Fund,  FMR Far East has entered into a subadvisory  agreement with
FIJ.

   INVESTMENT  OBJECTIVE:  To seek to provide capital growth.  The Fund seeks to meet this objective by:

o  Normally investing primarily in common stocks.

o  Potentially investing in other types of securities, including bonds which may be lower-quality debt securities

o  Investing in domestic and foreign issuers

o  Investing in either "growth" stocks or "value" stocks or both.

o  Using fundamental  analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

FRANKLIN  TEMPLETON  VARIABLE  INSURANCE  PRODUCTS  TRUST -- Franklin  Templeton
Variable Insurance Products Trust is an open-end  management  investment company organized  as a  Massachusetts  business  trust  on  April  26,  1988.  Franklin
Templeton  Variable  Insurance  Products Trust shares are purchased by insurance companies to fund benefits under  variable life  insurance and variable  annuity contracts.

   FRANKLIN  SMALL  CAP FUND - CLASS 2.  Franklin  Small Cap Fund - Class 2 (the
"Fund") is a portfolio of the Franklin  Templeton  Variable  Insurance  Products
Trust. Franklin Advisers, Inc. is the investment manager for the Fund.

   INVESTMENT  OBJECTIVE:  To seek long-term capital growth. Under normal market conditions,  the Fund will  invest at least 80% of its net  assets in the equity securities of U.S. small  capitalization  (small cap) companies.  For this Fund, small cap companies are those companies with market cap values not exceeding (i)
$1.5  billion;  or (ii) the highest  market cap value in the Russell 2000 Index;
whichever is greater, at the time of purchase.  The Fund may continue to hold an investment for further  capital growth  opportunities  even if the company is no longer considered a small cap company. In addition, to its main investments, the
Fund may invest in equity securities of larger companies.

THE NEUBERGER BERMAN ADVISERS  MANAGEMENT TRUST -- The Neuberger Berman Advisers
Management Trust is a diversified,  open-end  management  company organized as a
Delaware business trust on May 23, 1994.  Portfolios of the Trust are offered to insurance  companies  to serve as an  investment  vehicle  under their  variable annuity  and  variable  life  insurance  contracts.  The  investment  manager is
Neuberger Berman Management,  Inc. in connection with Neuberger Berman,  LLC, as sub-adviser.

   NEUBERGER  BERMAN AMT GUARDIAN  PORTFOLIO (CLASS I). The Neuberger Berman AMT
Guardian  Portfolio  (the "Fund") is a series of the Neuberger  Berman  Advisers
Management Trust.

   INVESTMENT OBJECTIVE: To seek long-term growth of capital;  current income is a secondary goal. To pursue these goals, the portfolio  invests mainly in common stocks of mid- to large-capitalization  companies. The portfolio seeks to reduce risk by  investing  across many  different  industries.  The  manager  employs a research driven and valuation sensitive approach to stock selection. He seeks to identify stocks in a  well-positioned  business that he believes are undervalued in the market. He looks for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above-average earnings growth, and other valuation-related factors.

   NEUBERGER  BERMAN AMT  PARTNERS  PORTFOLIO.  Neuberger  Berman  AMT  Partners
Portfolio (the "Fund") is a series of the Neuberger  Berman Advisers  Management
Trust.

   INVESTMENT  OBJECTIVE:  To seek growth of capital.  To pursue this objective, the  Fund  invests  mainly  in  common  stocks  of  mid-to-large  capitalization companies.  The Fund seeks to reduce risk by  diversifying  among many companies and industries.  The managers look for well-managed companies whose stock prices are believed to be undervalued.

PIMCO  VARIABLE  INSURANCE  TRUST -- The PIMCO  Variable  Insurance  Trust is an
open-end  investment  company.  Shares of the PIMCO Variable  Insurance  Trust's portfolios  are  available  exclusively  for use as the  investment  vehicle for variable  annuity and  variable  life  insurance  products.  Pacific  Investment
Management  Company LLC ("PIMCO"),  840 Newport Center Drive, Suite 300, Newport
Beach,  California 92660, serves as investment adviser and manager of the series of the PIMCO Variable Insurance Trust.

   PIMCO  REAL  RETURN  PORTFOLIO  (ADMINISTRATIVE  CLASS).  PIMCO  Real  Return
Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

   INVESTMENT   OBJECTIVE:   To  seek  maximum  real  return,   consistent  with
preservation of real capital and prudent investment  management.  The Fund seeks its investment objective by investing under normal circumstances at least 65% of its assets in  inflation-indexed  bonds of varying maturities issued by the U.S.
and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.  Inflation-indexed  bonds are  fixed  income  securities  that are structured  to provide  protection  against  inflation.  The value of the bond's principal or the interest  income paid on the bond is adjusted to track  changes in an official  inflation  measure.  The U.S.  Treasury uses the Consumer  Price
Index for Urban  Consumers as the  inflation  measure.  Inflation-indexed  bonds issued by a foreign  government  are generally  adjusted to reflect a comparable inflation  index,  calculated by that  government.  "Real  return"  equals total return less the estimated cost of inflation,  which is typically measured by the change in an official inflation  measure.  The average portfolio duration of the
Fund  normally  varies  within two years (plus or minus) of the  duration of the
Lehman Global Real:  U.S. TIPS Index,  which as of March 1, 2003 was 7.80 years.
The Fund invests primarily in investment grade securities,  but may invest up to
10% of its assets in high yield  securities  ("junk bonds") rated B or higher by
Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.
The Fund also may invest up to 20% of its assets in  securities  denominated  in foreign currencies,  and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Fund will normally hedge at least 75% of its exposure to foreign  currency to reduce the risk of loss due to  fluctuations in currency  exchange rates. The Fund is  non-diversified,  which means that it may concentrate  its assets in a smaller number of issuers than a diversified  fund.
The Fund  may  invest  all of its  assets  in  derivative  instruments,  such as options,  futures contracts or swap agreements,  or in mortgage- or asset-backed securities.

   PIMCO TOTAL  RETURN  PORTFOLIO  (ADMINISTRATIVE  CLASS).  PIMCO Total  Return
Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

   INVESTMENT  OBJECTIVE:   To  seek  maximum  total  return,   consistent  with
preservation  of capital and prudent  investment  management.  The Fund seeks to achieve its  investment  objective by investing  under normal  circumstances  at least 65% of its assets in a  diversified  Fund of fixed income  instruments  of varying maturities.  The average portfolio duration of this Fund normally varies within a three- to six-year  time frame based on PIMCO's  forecast  for interest rates. The Fund invests  primarily in investment grade debt securities,  but may invest up to 10% of its assets in high yield  securities  ("junk bonds") rated B or  higher  by  Moody's  or S&P or,  if  unrated,  determined  by PIMCO to be of comparable  quality.  The Fund may invest up to 20% of its assets in  securities denominated  in foreign  currencies,  and may invest  beyond  this limit in U.S.
dollar-denominated  securities of foreign issuers.  The Fund will normally hedge at least 75% of its exposure to foreign  currency to reduce the risk of loss due to  fluctuations  in  currency  exchange  rates.  The Fund may invest all of its assets in derivative  instruments,  such as options,  futures  contracts or swap agreements, or in mortgage- or asset-backed securities.

THE  RYDEX  VARIABLE  TRUST -- The  Rydex  Variable  Trust,  a  non-diversified, open-end investment company,  was organized as a Delaware business trust on June
11, 1998. Shares of the Trust's portfolios are available  exclusively for use as the  investment  vehicle  for  variable  annuity  and  variable  life  insurance products,  as well as for certain  pension,  profit sharing and other retirement plans.  Rydex Global  Advisors  serves as investment  adviser and manager of the portfolios of the Trust.

   RVT CLS ADVISORONE  AMERIGO FUND. CLS AdvisorOne Amerigo Fund (the "Fund") is
a series of the Rydex Variable Trust. The investment  adviser of the Fund, Rydex
Global  Advisors,  has entered into a sub-advisory  agreement with Clarke Lanzen
Skalla Investment Firm, LLC, which serves as the sub-adviser to the Fund.

   INVESTMENT  OBJECTIVE:  To seek long-term growth of capital without regard to current income. The Fund invests primarily in underlying funds that seek capital growth or  appreciation  by investing in common stock or securities  convertible into or  exchangeable  for common stock (such as  convertible  preferred  stock, convertible debentures or warrants), including the stock of foreign issuers.

   RVT CLS ADVISORONE  CLERMONT FUND. CLS AdvisorOne  Clermont Fund (the "Fund")
is a series of the Rydex Variable  Trust.  The  investment  adviser of the Fund,
Rydex Global  Advisors,  has entered into a  sub-advisory  agreement with Clarke
Lanzen Skalla Investment Firm, LLC, which serves as the sub-adviser to the Fund.

   INVESTMENT  OBJECTIVE:  To seek a combination of current income and growth of capital. The Fund invests primarily in underlying funds that seek capital growth or appreciation by investing in common stock or securities  convertible  into or exchangeable for common stock (such as convertible preferred stock,  convertible debentures  or  warrants),  including  the stock of  foreign  issuers.  The Fund invests  at least  20% of its total  assets  in  underlying  funds  that  invest primarily in long, medium, or short-term bonds and other fixed income securities of varying credit qualities in order to maximize the Fund's total return.

   RYDEX U.S.  GOVERNMENT MONEY MARKET FUND. Rydex U.S.  Government Money Market
Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE: To seek security of principal, high current income, and liquidity.  The Fund invests  primarily in money  market  instruments  issued or guaranteed as to principal and interest by the U.S. Government,  its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by
U.S. Government securities.

   RYDEX  ARKTOS  FUND.  Rydex Arktos Fund (the "Fund") is a series of the Rydex
Variable Trust.

   INVESTMENT  OBJECTIVE:  To  seek  investment  results  that  will  match  the performance of a specific benchmark. The Fund's current benchmark is the inverse of the  performance of the NASDAQ 100 Index™.  Unlike a traditional  index fund, the Fund's benchmark is to perform exactly  opposite the NASDAQ 100 Index™,  and the Fund will not own the  securities  included  in the Index.  Instead,  as its primary investment  strategy,  the Fund engages to a significant extent in short sales of  securities,  futures  contracts  and options on:  securities,  futures contracts,  and  stock  indexes.  On a day to day  basis,  the Fund  holds  U.S.
Government securities to collateralize these futures and options contracts.  The
Fund may also enter into repurchase agreements.

   RYDEX  JUNO  FUND.  Rydex  Juno  Fund (the  "Fund")  is a series of the Rydex
Variable Trust.

   INVESTMENT  OBJECTIVE:  To seek to provide total returns that will  inversely correlate  to  the  price  movements  of a  benchmark  for  U.S.  Treasury  debt instruments  or futures  contract on a  specified  debt  instrument.  The Fund's current  benchmark  is the  inverse  of the  daily  price  movement  of the Long
Treasury Bond. If the Fund meets its  objective,  the value of the Fund's shares will  increase  on a daily  basis  when  the  price of the  Long  Treasury  Bond decreases.  When the price of the Long Treasury  Bond  increases,  however,  the value of the Fund's  shares  should  decrease on a daily  basis by an  inversely proportionate  amount (e.g., if the price of the Long Treasury Bond increases by
2%, the value of the Fund's shares  should go down by 2% on that day).  Unlike a traditional  index fund, the Fund's benchmark is to perform exactly opposite its benchmark,  the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and  engages in futures and options  transactions.  On a day-to-day basis, the Fund holds U.S. Government  securities or cash equivalents to  collateralize  these  obligations.  The Fund also may enter into  repurchase agreements.

   RYDEX  MEDIUS  FUND.  Rydex Medius Fund (the "Fund") is a series of the Rydex
Variable Trust.

   INVESTMENT  OBJECTIVE:  To seek  investment  results  that  correlate  to the performance of a specific benchmark for mid-cap  securities.  The Fund's current benchmark  is the S&P  MidCap  400  Index™.  The  Fund  invests  principally  in securities  of companies  included on the S&P MidCap 400 Index™ and in leveraged instruments,  such as equity swap agreements,  futures  contracts and options on securities,  futures contracts,  and stock indices.  Swap agreements and futures and  options  contracts,  if used  properly,  may  enable  the  Fund to meet its objective by increasing the Fund's  exposure to the  securities  included in its benchmark  or to  securities  whose  performance  is  highly  correlated  to its benchmark.  The Fund's  investment  adviser will attempt to  consistently  apply leverage to increase  the Fund's  exposure  to 150% of its  benchmark.  The Fund holds U.S.  government  securities or cash  equivalents to  collateralize  these futures  and  options  contracts.  The  Fund  also  may  enter  into  repurchase agreements.

   RYDEX  MEKROS  FUND.  Rydex Mekros Fund (the "Fund") is a series of the Rydex
Variable Trust.

   INVESTMENT  OBJECTIVE:  To seek  investment  results  that  correlate  to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000® Index. The Fund invests principally in securities of companies  included on the Russell 2000® Index and in leveraged  instruments, such as equity swap  agreements,  futures  contracts and options on  securities, futures  contracts,  and stock indices.  Swap agreements and futures and options contracts,  if used  properly,  may  enable  the Fund to meet its  objective  by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly  correlated to its benchmark.  The Fund's investment  adviser will attempt to consistently  apply leverage to increase the
Fund's  exposure  to 150% of its  benchmark.  The  Fund  holds  U.S.  Government securities  or cash  equivalents  to  collateralize  these  futures  and options contracts. The Fund also may enter into repurchase agreements.

   RYDEX  NOVA  FUND.  Rydex  Nova  Fund (the  "Fund")  is a series of the Rydex
Variable Trust.

   INVESTMENT  OBJECTIVE:  To seek investment results that match the performance of a specific  benchmark on a daily basis. The Fund's current  benchmark is 150%
of the performance of the S&P 500 Index®.  If the Fund meets its objective,  the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the S&P 500 Index.  When the value of the S&P 500 Index declines,  the value of the Fund's  shares should also decrease on a daily basis by 150% of the value of any  decrease in the Index  (e.g.,  if the S&P 500 Index goes down by 5%, the value of the Fund's  shares  should go down by 7.5% on that day). Unlike a traditional index fund, as its primary investment  strategy,  the
Fund invests to a significant extent in leveraged  instruments,  such as futures contracts and options on securities,  futures contracts,  and stock indices,  as well as equity  securities.  Futures  and options  contracts  enable the Fund to pursue its objective  without investing  directly in the securities  included in the benchmark,  or in the same proportion that those  securities are represented in that  benchmark.  On a  day-to-day  basis,  the Fund  holds  U.S.  Government securities  or cash  equivalents  to  collateralize  these  futures  and options contracts. The Fund also may enter into repurchase agreements.

   RYDEX OTC FUND. Rydex OTC Fund (the "Fund") is a series of the Rydex Variable
Trust.

   INVESTMENT  OBJECTIVE:  To  seek  investment  results  that  correspond  to a benchmark for over-the-counter  securities.  The Fund's current benchmark is the
NASDAQ 100 Index® (the "Index"). If the Funds meets its objective,  the value of the Fund's  shares  will tend to  increase on a daily basis by the amount of the increase in value of the NASDAQ 100 Index. However, when the value of the NASDAQ
100 Index  declines,  the value of the Fund's  shares  should also decrease on a daily basis by the amount of the decease in value of the Index. The Fund invests principally in securities of companies included in the NASDAQ 100 Index. It also may invest in other  instruments  whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions.  The Fund
may  also  purchase  U.S.  Government   securities  and  enter  into  repurchase
agreements.

   RYDEX  URSA  FUND.  Rydex  Ursa  Fund (the  "Fund")  is a series of the Rydex
Variable Trust.

   INVESTMENT  OBJECTIVE:   To  seek  investment  results  that  will  inversely
correlate to the  performance  of the S&P 500 Index (the  "Index").  If the Fund
meets its objective, the value of the Fund's shares will tend to increase during times when the value of the S&P 500 Index is  decreasing.  When the value of the
S&P 500 Index is  increasing,  however,  the value of the Fund's  shares  should decrease on a daily basis by an inversely proportionate amount (e.g., if the S&P
500 Index goes up by 5%, the value of the Fund's  share  should go down by 5% on that day).  Unlike a traditional  index fund, the Fund's benchmark is to perform exactly  opposite  the S&P 500 Index,  and the Fund will not own the  securities included in the Index.  Instead,  as its primary investment  strategy,  the Fund invests to a significant  extent in futures contracts and options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds U.S.
Government  securities or cash  equivalents to  collateralize  these futures and options  contracts.  The Fund may  enter  into  repurchase  agreements  and sell securities short.

   RYDEX LARGE CAP EUROPE  FUND.  Rydex Large Cap Europe Fund (the  "Fund") is a
series of the Rydex Variable Trust.

   INVESTMENT  OBJECTIVE:  To seek  investment  results  that  correlate  to the performance of a specific  benchmark.  The Fund's  current  benchmark is the Dow
Jones Stoxx 50(SM) Index  ("Stoxx 50 Index").  The Fund invests  principally  in securities  of  companies  included  on the  Stoxx  50  Index  and in  leveraged instruments,  such as  futures  contracts  and  options on  securities,  futures contracts,  and stock indices.  Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing  the Fund's  exposure to the securities  included in its benchmark or to securities whose  performance is highly correlated to its benchmark.  The Fund's investment  adviser will attempt to  consistently  apply leverage to increase the Fund's  exposure to 125% of the
Stoxx 50 Index. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.  The Fund also may enter into equity swap transactions and repurchase agreements.

   RYDEX  LARGE CAP JAPAN  FUND.  Rydex  Large Cap Japan Fund (the  "Fund") is a
series of the Rydex Variable Trust.

   INVESTMENT  OBJECTIVE:  To seek  investment  results  that  correlate  to the performance of a specific benchmark.

The  Fund's  current  benchmark  is  the  Topix  100  Index.  The  Fund  invests principally  in securities  of companies  included on the Topix 100 Index and in leveraged  instruments,  such as futures  contracts  and options on  securities, futures contracts,  and stock indices.  Futures and options  contracts,  if used properly,  may enable the Fund to meet its  objective by  increasing  the Fund's exposure to the  securities  included in its  benchmark or to  securities  whose performance is highly correlated to its benchmark. The Fund's investment adviser will attempt to  consistently  apply leverage to increase the Fund's exposure to
125% of the Topix 100 Index. The Fund holds U.S.  Government  securities or cash equivalents to collateralize these futures and options contracts.  The Fund also may enter into equity swap transactions and repurchase agreements.

   RYDEX BANKING FUND.  Rydex Banking Fund (the "Fund") is a series of the Rydex
Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies that are involved in the banking sector,  including  commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").  The
Fund invests substantially all of its assets in a portfolio of equity securities of Banking  Companies  that are traded in the United  States.  The Fund may also invest in futures and options  transactions,  purchase ADRs and U.S.  Government securities, and enter into repurchase agreements.

   RYDEX BASIC  MATERIALS  FUND.  Rydex Basic  Materials  Fund (the "Fund") is a
series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies engaged in the mining,  manufacture, or sale of basic materials, such as lumber, steel,  iron,  aluminum,  concrete,  chemicals  and  other  basic  building  and
manufacturing   materials  ("Basic  Materials  Companies").   The  Fund  invests
substantially  all of its assets in a portfolio  of equity  securities  of Basic
Materials  Companies  that are  traded in the United  States.  The Fund may also invest in futures and options  transactions,  purchase ADRs and U.S.  Government securities, and enter into repurchase agreements.

   RYDEX  BIOTECHNOLOGY  FUND. Rydex Biotechnology Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development,  genetic or other biological  engineering,  and in the design,  manufacture,  or sale of related  biotechnology  products  or  services
("Biotechnology Companies"). The Fund invests substantially all of its assets in a portfolio of equity  securities of Biotechnology  Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase  ADRs  and  U.S.  Government  securities,  and  enter  into  repurchase agreements.

   RYDEX CONSUMER  PRODUCTS FUND. Rydex Consumer Products Fund (the "Fund") is a
series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies engaged in  manufacturing  finished  goods and services  both  domestically  and internationally ("Consumer Products Companies").  The Fund invests substantially all of its assets in a  portfolio  of equity  securities  of  Consumer  Products
Companies  that are traded in the  United  States.  The Fund may also  invest in futures and options transactions,  purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

   RYDEX  ELECTRONICS  FUND. Rydex  Electronics Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies
that  are  involved  in  the   electronics   sector,   including   semiconductor
manufacturers  and  distributors,  and  makers and  vendors of other  electronic components and devices ("Electronics Companies"). The Fund invests substantially all of its assets in a portfolio of equity  securities of Electronics  Companies that are traded in the United  States.  The Fund may also  invest in futures and options transactions,  purchase ADRs and U.S. Government  securities,  and enter into repurchase agreements.

   RYDEX  ENERGY  FUND.  Rydex Energy Fund (the "Fund") is a series of the Rydex
Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies involved  in the  energy  field,  including  the  exploration,  production,  and development  of oil,  gas,  coal and  alternative  sources  of  energy  ("Energy
Companies").  The Fund invests substantially all of its assets in a portfolio of equity securities of Energy Companies that are traded in the United States.  The
Fund may also invest in futures and options transactions, purchase ADRs and U.S.
Government securities, and enter into repurchase agreements.

   RYDEX ENERGY  SERVICES  FUND.  Rydex Energy  Services  Fund (the "Fund") is a
series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies that are involved in the energy  services  field,  including  those that provide services  and  equipment  in the areas of oil,  coal,  and gas  exploration  and production ("Energy Services Companies").  The Fund invests substantially all of its assets in a portfolio of equity securities of Energy Services Companies that are traded in the United States. The Fund may also invest in futures and options transactions,  purchase  ADRs and U.S.  Government  securities,  and enter  into repurchase agreements.

   RYDEX FINANCIAL  SERVICES FUND. Rydex Financial Services Fund (the "Fund") is
a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies that are involved in the financial services sector,  including commercial banks, savings and loan associations,  insurance companies,  brokerage  companies,  and real estate and leasing companies  ("Financial  Services  Companies").  The Fund invests  substantially  all of its assets in a portfolio of equity securities of
Financial  Services Companies that are traded in the United States. The Fund may also  invest  in  futures  and  options  transactions,  purchase  ADRs  and U.S.
Government  securities,   and  enter  into  repurchase  agreements.   Under  SEC
regulations,  the Fund may not  invest  more than 5% of its total  assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

   RYDEX  HEALTH CARE FUND.  Rydex  Health Care Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies that are involved in the health care  industry  ("Health Care  Companies").  The
Fund invests substantially all of its assets in a portfolio of equity securities of Health Care Companies that are traded in the United States. The Fund may also invest in futures and options  transactions,  purchase ADRs and U.S.  Government securities, and enter into repurchase agreements.

   RYDEX  INTERNET  FUND.  Rydex  Internet  Fund (the "Fund") is a series of the
Rydex Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies that  provide  products  or  services  designed  for or related to the  Internet
("Internet  Companies").  The Fund  invests  substantially  all of its assets in equity  securities of Internet  Companies  that are traded in the United States.
Internet Companies are involved in all aspects of research,  design development, manufacturing  or distribution of products or services for use with the Internet or  Internet-related  businesses.  Such  companies  may provide  information  or entertainment services over the Internet;  sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support which impacts Internet commerce;  or provide Internet access to consumers and businesses.  Internet Companies may also include companies that provide  intranet  and  extranet  services.  The Fund will  maintain an adequate representation  of the various  industries in the Internet sector.  The Fund may also  engage  in  futures  and  options  transactions,  purchase  ADRs  and U.S.
Government securities, and enter into repurchase agreements.

   RYDEX LEISURE FUND.  Rydex U.S.  Leisure Fund (the "Fund") is a series of the
Rydex Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies engaged in leisure and entertainment  businesses,  including hotels and resorts, casinos,  radio and  television  broadcasting  and  advertising,  motion picture
production,  toys  and  sporting  goods  manufacture,   musical  recordings  and
instruments, alcohol and tobacco, and publishing ("Leisure Companies"). The Fund invests  substantially  all of its assets in a portfolio of equity securities of
Leisure Companies that are traded in the United States. The Fund may also invest
in  futures  and  options  transactions,   purchase  ADRs  and  U.S.  Government
securities, and enter into repurchase agreements.

   RYDEX  PRECIOUS  METALS FUND.  Rydex  Precious  Metals Fund (the "Fund") is a
series of the Rydex Variable Trust.

   INVESTMENT  OBJECTIVE:  To seek capital appreciation by investing in U.S. and foreign  companies that are involved in the precious  metals  sector,  including
exploration,   mining,   production   and   development,   and  other   precious
metals-related   services  ("Precious  Metals  Companies").   The  Fund  invests
substantially  all of  its  assets  in  equity  securities  of  Precious  Metals
Companies that are traded in the United States and foreign  countries.  Precious metals include gold, silver, platinum and other precious metals. Precious Metals
Companies include precious metal  manufacturers;  distributors of precious metal products,  such  as  jewelry,  metal  foil or  bullion;  mining  and  geological exploration  companies;  and companies which provide services to Precious Metals
Companies.  The  Fund may also  engage  in  futures  and  options  transactions, purchase  ADRs  and  U.S.  Government  securities,  and  enter  into  repurchase agreements.

   RYDEX REAL ESTATE  FUND.  Rydex Real Estate Fund (the  "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies that are involved in the real estate industry  including real estate  investment trusts  ("REITs")  (collectively,  "Real  Estate  Companies").  The Fund invests substantially  all of its assets in equity  securities of Real Estate  Companies that are traded in the United States. Real Estate Companies, which include REITs and master limited  partnerships,  are engaged in the  ownership,  construction, management,  financing or sale of  residential,  commercial or  industrial  real estate.  Real Estate  Companies may also include  companies  whose  products and services  are  related to the real  estate  industry,  such as  building  supply manufacturers,  mortgage lenders, or mortgage servicing companies.  The Fund may also  engage in futures and options  transactions,  enter into swap  agreements, purchase  ADRs  and  U.S.  Government  securities,  and  enter  into  repurchase agreements.

   RYDEX  RETAILING  FUND.  Rydex Retailing Fund (the "Fund") is a series of the
Rydex Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies engaged in  merchandising  finished  goods and  services,  including  department stores,  restaurant  franchises,  mail  order  operations  and  other  companies involved in selling  products to  consumers  ("Retailing  Companies").  The Fund invests  substantially  all of its assets in a portfolio of equity securities of
Retailing  Companies  that are  traded in the United  States.  The Fund may also invest in futures and options  transactions,  purchase ADRs and U.S.  Government securities, and enter into repurchase agreements.

   RYDEX SECTOR  ROTATION  FUND.  Rydex Sector  Rotation  Fund (the "Fund") is a
series of the Rydex Variable Trust.

   INVESTMENT  OBJECTIVE:  To seek long-term capital  appreciation by moving its investments  among  different  sectors  or  industries.  Each  month the  Fund's
Investment  Adviser,  Rydex Global Advisors,  using a quantitative  methodology, ranks the fifty-nine  industries comprising the components of the S&P 500 Index, based on several  measures of price  momentum.  The Fund then invests in the top ranked industries.  Subject to maintaining  adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry.  The
Fund invests in equity securities,  but may also invest in leveraged instruments such as futures  contracts,  options  and swap  transactions.  The Fund may also enter into short sales.

   RYDEX  TECHNOLOGY FUND. Rydex Technology Fund (the "Fund") is a series of the
Rydex Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies that are involved in the  technology  sector,  including  computer  software and
service    companies,     semiconductor     manufacturers,     networking    and
telecommunications   equipment   manufacturers,   PC  hardware  and  peripherals
companies  ("Technology  Companies").  The Fund invests substantially all of its assets in a portfolio of equity  securities  of  Technology  Companies  that are traded in the United  States.  The Fund may also  invest in futures  and options transactions,  purchase  ADRs and U.S.  Government  securities,  and enter  into repurchase agreements.

   RYDEX  TELECOMMUNICATIONS FUND. Rydex Telecommunications Fund (the "Fund") is
a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies engaged in the development,  manufacture,  or sale of communications services or communications  equipment  ("Telecommunications  Companies").  The Fund  invests substantially  all  of  its  assets  in a  portfolio  of  equity  securities  of
Telecommunications  Companies that are traded in the United States. The Fund may also  invest  in  futures  and  options  transactions,  purchase  ADRs  and U.S.
Government  securities,  and enter into  repurchase  agreements.  Although  many established  Telecommunications  Companies pay an  above-average  dividend,  the
Fund's  investment  decisions are primarily based on growth potential and not on income.

   RYDEX TITAN 500 FUND.  Rydex  Titan 500 Fund (the  "Fund") is a series of the
Rydex Variable Trust.

   INVESTMENT  OBJECTIVE:  To seek investment results that match the performance of a specific  benchmark on a daily basis. The Fund's current  benchmark is 200%
of the  performance  of the S&P 500 Index™ (the  "underlying  index").  The Fund employs  as  its  investment  strategy  a  program  of  investing  in  leveraged instruments,  such as equity  index  swaps,  futures  contracts  and  options on securities, futures contracts, and stock indices. Equity index swaps and futures and options  contracts enable the Fund to pursue its objective without investing directly in the  securities  included in the  underlying  index,  or in the same proportion that those securities are represented in that underlying  index. On a day-to-day basis, the Fund holds U.S. Government  securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities and enter into repurchase agreements.

   RYDEX TRANSPORTATION FUND. Rydex Transportation Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture,  distribution, or sale of transportation equipment ("Transportation
Companies").  The Fund invests substantially all of its assets in a portfolio of equity  securities  of  Transportation  Companies  that are traded in the United
States. The Fund may also invest in futures and options  transactions,  purchase
ADRs and U.S. Government securities, and enter into repurchase agreements.

   RYDEX U.S. GOVERNMENT BOND FUND. Rydex U.S. Government Bond Fund (the "Fund")
is a series of the Rydex Variable Trust.

   INVESTMENT  OBJECTIVE:  To seek to provide investment results that correspond to a benchmark for U.S. Government  securities.  The Fund's current benchmark is
120%  of the  price  movement  of the  Long  Treasury  Bond.  The  Fund  invests principally in U.S. Government securities and in leveraged instruments,  such as certain  futures  and  options  contracts.  Some of the Fund's  U.S.  Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities  included in its benchmark.  In addition,  the Fund may enter into transactions  involving zero coupon U.S. Treasury bonds, repurchase agreements and swap agreements.

   RYDEX  UTILITIES  FUND.  Rydex Utilities Fund (the "Fund") is a series of the
Rydex Variable Trust.

   INVESTMENT OBJECTIVE:  To seek capital appreciation by investing in companies
that  operate  public  utilities  ("Utilities  Companies").   The  Fund  invests
substantially all of its assets in equity securities of Utilities Companies that are traded in the United  States.  Utilities  Companies  may  include  companies
involved   in   the   manufacturing,   production,   generation,   transmission,
distribution or sales of gas or electric energy;  water supply, waste and sewage disposal;  and  companies  that receive a majority of their  revenues from their public  utility  operations.  The Fund may also  engage in futures  and  options transactions,  purchase  ADRs and U.S.  Government  securities,  and enter  into repurchase agreements.

   RYDEX VELOCITY 100 FUND.  Rydex Velocity 100 Fund (the "Fund") is a series of the Rydex Variable Trust.

   INVESTMENT  OBJECTIVE:  To seek to provide investment results that will match the  performance  of a specific  benchmark on a daily basis.  The Fund's current benchmark is 200% of the  performance of the NASDAQ 100 Index® (the  "underlying index").  The Fund employs as its investment  strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities,  futures  contracts,  and stock  indices.  Equity index swaps and futures and options  contracts  enable the Fund to pursue its objective  without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying  index.
On a  day-to-day  basis,  the Fund  holds  U.S.  Government  securities  or cash equivalents to collateralize these futures and options contracts.  The Fund also may purchase equity securities and enter into repurchase agreements.

SBL FUND -- SBL Fund, an open-end  management  investment  company of the series type, is organized as a Kansas  corporation.  SBL Fund offers its shares only as investment  vehicles for variable  annuity and variable life insurance  products issued by Security Benefit.

   SERIES D (OPPENHEIMERFUNDS  GLOBAL). Series D (OppenheimerFunds  Global) (the
"Fund") is a series of SBL Fund. The investment manager for SBL Fund is Security
Management Company, LLC, a wholly owned subsidiary of Security Benefit. Security
Management   Company   has   entered   into  a   sub-advisory   agreement   with
OppenheimerFunds, Inc., which serves as the sub-adviser to the Fund.

   INVESTMENT  OBJECTIVE:  To seek long-term growth of capital primarily through investment in common stocks and  equivalents  of companies of foreign  countries and the United States. The Fund pursues its objective by investing, under normal circumstances, in a diversified portfolio of securities with at least 65% of its total assets in at least three countries, one of which may be the United States.
The Fund primarily  invests in foreign and domestic common stocks or convertible
stocks   of   growth-oriented   companies   considered   to  have   appreciation
possibilities. The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund.  Investments in debt securities may be made in uncertain market conditions.

   To lower the  risks of  foreign  investing,  such as  currency  fluctuations,
OppenheimerFunds  diversifies broadly across countries and industries.  The Fund can buy and sell futures contracts (and options on such contracts) to manage its exposure to changes in securities  prices and foreign  currencies  and to adjust its exposure to certain markets.

   SERIES Q (STRONG  SMALL CAP  VALUE).  Series Q (Strong  Small Cap Value) (the
"Fund") is a series of SBL Fund. The investment manager for SBL Fund is Security
Management  Company,  LLC, a  wholly-owned  subsidiary of the Company.  Security
Management Company has entered into a sub-advisory agreement with Strong Capital
Management, Inc., which serves as sub-adviser to the Fund.

   INVESTMENT OBJECTIVE:  To seek capital growth. The Fund pursues its objective by  investing,  under normal market  conditions,  at least 80% of its net assets
(plus  borrowings  for  investment  purposes) in stocks of  small-capitalization companies that the Fund's Sub-Adviser, Strong Capital Management, Inc., believes are  undervalued  relative to the market based on earnings,  cash flow, or asset value. The Fund defines small-capitalization companies as those companies with a market capitalization  substantially similar to that of companies in the Russell
2500™ Index at the time of  purchase.  The  Sub-Adviser  specifically  looks for companies  whose  stock  prices may  benefit  from a catalyst  event,  such as a corporate restructuring, a new product or service, or a change in the political, economic,  or social  environment.  The Fund may write put and call  options  to limit its exposure to adverse market  movements.  This means that the Fund sells an option to another  party to either buy a stock from (call) or sell a stock to
(put) the Fund at a specified  price at a specified  time. The  Sub-Adviser  may sell a stock when it believes fundamental changes will hurt the company over the long term or when its price becomes excessive.

STRONG OPPORTUNITY FUND II -- Strong Opportunity Fund II, Inc. (the "Fund") is a
diversified, open-end management investment company. Shares of the Fund are only offered and sold to the separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts.  The Fund has entered into an Advisory Agreement with Strong Capital Management, Inc.

   INVESTMENT  OBJECTIVE:  To seek capital growth. The Fund invests primarily in stocks of  medium-capitalization  companies that the Fund's manager believes are under-priced,  yet have  attractive  growth  prospects.  The  manager  bases his analysis on a company's  "private market  value"--the price an investor would be willing to pay for the entire company given its  management,  financial  health, and growth  potential.  The manager  determines a company's private market value based on a fundamental  analysis of a company's  cash flows,  asset  valuations, competitive  situation,  and franchise value. To a limited extent,  the Fund may also invest in foreign  securities.  The manager may sell a stock when its price no longer  compares  favorably  with the company's  private  market  value.  The manager  may  invest  up to  30% of the  Fund's  assets  in  cash  or  cash-type securities  (high-quality,  short-term debt securities  issued by  corporations, financial  institutions,  or  the  U.S.  government)  as a  temporary  defensive position to avoid losses during adverse market conditions. This could reduce the benefit  to the fund if the  market  goes  up.  In this  case,  the fund may not achieve its investment goal.

FRANKLIN  TEMPLETON  VARIABLE  INSURANCE  PRODUCTS  TRUST -- Franklin  Templeton
Variable Insurance Products Trust is an open-end  management  investment company organized  as a  Massachusetts  business  trust  on  April  26,  1988.  Franklin
Templeton  Variable  Insurance  Products Trust shares are purchased by insurance companies to fund benefits under  variable life  insurance and variable  annuity contracts.

   TEMPLETON  DEVELOPING MARKETS SECURITIES FUND - CLASS 2. Templeton Developing
Markets Fund - Class 2 (the  "Fund") is a portfolio  of the  Franklin  Templeton
Variable  Insurance  Products  Trust.  Templeton  Asset  Management  Ltd. is the
investment manager for the Fund.

   INVESTMENT  OBJECTIVE:  To seek  long-term  capital  appreciation.  The  Fund normally  invests  at least 80% of its net  assets  in  emerging  market  equity securities.

   TEMPLETON  FOREIGN  SECURITIES FUND - CLASS 2. Templeton  Foreign  Securities
Fund - Class 2 (the "Fund") is a portfolio of the  Franklin  Templeton  Variable
Insurance Products Trust.  Templeton  Investment Counsel,  LLC is the investment manager for the Fund.

   INVESTMENT  OBJECTIVE:  To seek long-term  capital growth.  The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

--------------------------------------------------------------------------------

                        ADVISORDESIGNS® VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATE: MAY 1, 2004

                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY

                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461

This Statement of Additional  Information is not a prospectus and should be read in  conjunction  with the current  Prospectus  for the  AdvisorDesigns  Variable
Annuity dated May 1, 2004, as it may be  supplemented  from time to time. A copy of the Prospectus may be obtained from the Company by calling  1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY

For a description of the Flexible  Purchase  Payment  Deferred  Variable Annuity
Contract  (the  "Contract"),  Security  Benefit  Life  Insurance  Company  ("the
Company"),  and the SBL Variable  Annuity Account XIV (the "Separate  Account"),
see  the  Prospectus.   This  Statement  of  Additional   Information   contains
information  that  supplements the information in the Prospectus.  Defined terms used in this Statement of Additional  Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible  for the  safekeeping of the assets  of the  Subaccounts.  These  assets,  which  consist  of  shares  of the
Underlying Funds in non-certificated  form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

DISTRIBUTION OF THE CONTRACT

Security Distributors,  Inc. ("SDI"), a wholly-owned  subsidiary of the Company, is Principal  Underwriter of the Contract.  SDI is registered as a broker/dealer with the  Securities  and  Exchange  Commission  ("SEC")  under  the  Securities
Exchange Act of 1934 and is a member of the National  Association  of Securities
Dealers, Inc. ("NASD"). The offering of the Contracts is continuous.

Subject to  arrangements  with the Company,  the Contract is sold by independent broker/dealers  who are  members  of the NASD and who  become  licensed  to sell variable annuities for the Company, and by certain financial  institutions.  SDI acts as principal  underwriter on behalf of the Company for the  distribution of the Contract.  SDI is not compensated under its Distribution  Agreement with the
Company and receives no underwriting commissions.

The  compensation  payable by SDI under these  arrangements may vary, but is not expected  to exceed in the  aggregate  6.5% of  purchase  payments  and 0.25% of contract value on an annualized basis.

METHOD OF DEDUCTING THE EXCESS CHARGE

The minimum  mortality and expense risk charge of 0.85%, and the  administration charge,  which  ranges  from  0.25%  to  0.60%,  on an  annual  basis,  of  each
Subaccount's  average daily net assets,  are factored into the accumulation unit value or "price" of each  Subaccount on each Valuation Date. The Company deducts any  mortality  and expense risk charge above the minimum  charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount  declares a monthly  dividend and the Company deducts the Excess
Charge from this monthly dividend upon its  reinvestment in the Subaccount.  The
Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the  reinvestment  date. The monthly dividend is paid only for the purpose of  collecting  the  Excess  Charge.  Assuming  that you owe a charge  above the minimum mortality and expense risk charge and the  administration  charge,  your
Contract  Value  will be  reduced  in the  amount  of your  Excess  Charge  upon reinvestment of the  Subaccount's  monthly  dividend.  The Company  reserves the right to  compute  and deduct the Excess  Charge  from each  Subaccount  on each
Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each  calendar  month  ("Record  Date").  The Company will pay the dividend on a subsequent  Valuation Date ("Reinvestment  Date") within five Valuation Dates of the  Record  Date.  Such  dividend  will be  declared  as a  dollar  amount  per
Accumulation Unit.

For each  Subaccount,  any  Owner as of the  Record  Date  will  receive  on the
Reinvestment Date a net dividend equal to:

1.  the amount of dividend per Accumulation Unit; times

2.  the number of  Accumulation  Units  allocated  to the  Subaccount  as of the
    Record Date; less

3.  the  amount of the  Excess  Charge for that  Subaccount;  provided  that the
    Company will not deduct any Excess Charge from the first dividend  following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation
Unit Value determined as of the close of that date in Accumulation  Units of the
Subaccount.

An example of this  process is as follows.  Assuming  Contract  Value of $50,000 allocated to the  OppenheimerFunds  Global Subaccount and no Riders,  the Excess
Charge would be computed as follows:

           =======================================================
           Mortality and Expense Risk Charge..........       0.95%
           Plus:  Optional Rider Charge...............   +   N/A
           Less:  Minimum Charge......................   -   0.85%
                                                             -----
           Excess Charge on an Annual Basis...........       0.10%
           =======================================================

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on  December  30 and a gross  dividend  of $0.025 per unit  declared on
December 31 (Record Date), the net dividend amount would be as follows:

          ==========================================================
          Accumulation Unit Value as of
             Valuation Date before Record Date......       $10.00
          Accumulation Unit Value
             as of Reinvestment Date................       $ 9.975
                                                           -------
          Gross Dividend Per Unit...................       $ 0.025
          Less:  Excess Charge Per Unit.............   -   $ 0.00085
                                                           ---------
          Net Dividend Per Unit.....................       $ 0.02415
          Times:  Number of Accumulation Units......   x       5,000
                                                           ---------
          Net Dividend Amount.......................       $  120.75
          ==========================================================

The  net  dividend  amount  would  be  reinvested  on the  Reinvestment  Date in
Accumulation  Units  of the  OppenheimerFunds  Global  Subaccount,  as  follows:
$0.02415 (net dividend per unit) divided by $9.975  (Accumulation  Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total  of  5,012.105  Accumulation  Units  after  the  dividend  reinvestment.
Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times  $9.975  (Accumulation  Unit  Value  as of the  Reinvestment  Date)  for a
Contract Value of $49,995.75 after the dividend reinvestment.

After the Annuity  Start Date,  the Company will deduct a mortality  and expense risk charge of 1.25% under Annuity  Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date.  Monthly dividends are payable after the Annuity Start Date only with respect to Annuity  Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

SECTION  403(B) --  Contributions  to 403(b)  annuities are  excludable  from an employee's  gross income if they do not exceed the limits under Sections  402(g)
and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee  contributions.  Rollover  contributions are not subject to these annual limits.  The maximum  exclusion  allowance (MEA)
limit under Section 403(b)(2) of the Code was repealed effective in 2002.

Section  402(g)   generally   limits  an  employee's   annual  salary  reduction
contributions  to a 403(b) annuity and any 401(k)  arrangement to the applicable dollar amount shown in the table below:

                    ========================================
                         TAX YEAR            DEFERRED AMOUNT
                    ----------------------------------------
                           2004                  $13,000
                           2005                  $14,000
                    2006 and thereafter          $15,000
                    ========================================

The $15,000  limit will be adjusted  for  inflation in $500  increments  for tax years  beginning  after the 2006 tax year.  If an  individual is age 50 or over, catch up contributions  can be made to a 403(b) annuity during the tax years and at the rates set forth in the table below:

                    =======================================
                                              ADDITIONAL
                         TAX YEAR           CATCH UP AMOUNT
                    ---------------------------------------
                           2004                 $3,000
                           2005                 $4,000
                    2006 and thereafter         $5,000
                    =======================================

The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. The limit will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b)
annuity with at least 15 years of service for a "qualified  employer"  (i.e., an educational  organization,  hospital,  home health  service  agency,  health and welfare  service  agency,  church or  convention  or  association  of  churches)
generally may exceed the limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.

Section  415(c)  also  provides an overall  limit on the amount of employer  and employee salary reduction contributions to a Section 403(b) annuity that will be excludable  from an  employee's  gross  income in a given year.  Generally,  the
Section  415(c)  limit  is the  lesser  of (i)  $40,000,  or  (ii)  100%  of the employee's annual compensation.

SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth  individual  retirement annuity  (IRA) that is  described in Section 408 or Section 408A of the Internal
Revenue Code are subject to the limits on  contributions  to IRAs under  Section
219(b)  of the  Internal  Revenue  Code.  Under  Section  219(b)  of  the  Code,
contributions  (other than rollover  contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

                        ================================
                             TAX YEAR             AMOUNT
                        --------------------------------
                             2003-2004            $3,000
                             2005-2007            $4,000
                        2008 and thereafter       $5,000
                        ================================

If an individual is age 50 or over, the individual may make an additional  catch up  contribution to a traditional IRA of $500 during the tax years of 2003-2005, or $1,000 for the tax year 2006 and thereafter.

Spousal  IRAs  allow an owner  and his or her  spouse  to  contribute  up to the applicable  dollar amount to their respective IRAs so long as a joint tax return is filed and joint  income is $6,000 or more.  The  maximum  amount  the  higher compensated  spouse may  contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation.
The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable  dollar  amount  as shown  in the  table  above or (ii)  100% of that spouse's  compensation plus the amount by which the higher compensated  spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her  IRA.  The  extent  to  which  an Owner  may  deduct  contributions  to a traditional  IRA depends on the gross  income of the Owner and his or her spouse
for  the  year  and   whether   either  is  an   "active   participant"   in  an
employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified  employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section  402(h) of the Internal  Revenue Code.  Section  402(h)  currently limits employer contributions and salary reduction  contributions (if permitted)
under  a  simplified  employee  pension  plan  to the  lesser  of (a) 15% of the compensation  of the participant in the Plan, or (b) $40,000.  Salary  reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION

Performance  information for the Subaccounts of the Separate Account,  including the yield and total  return of all  Subaccounts,  may appear in  advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex Money Market  Subaccount  will be based on the change in the  value,  exclusive  of  capital  changes  and  income  other  than investment income, of a hypothetical  investment in a Contract over a particular seven day period,  less a hypothetical  charge  reflecting  deductions  from the
Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return").  The base period return is then  annualized by  multiplying  by 365/7,  with the resulting yield figure  carried to at least the nearest one hundredth of one percent.  Any quotations of effective yield for the Rydex Money Market  Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation,  which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)^365/7] - 1

For the seven-day  period ended  December 31, 2003, the yield of the Rydex Money
Market  Subaccount  was ____% and the effective  yield of the Rydex Money Market
Subaccount was ____%.

Quotations  of yield for the  Subaccounts,  other  than the Rydex  Money  Market
Subaccount,  will be based on all investment income per Accumulation Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment income by the value of the Accumulation  Unit on the last day of the period,  according to the following formula:

                           YIELD = 2[(a-b + 1)^6 - 1]
                                      ---
                                      cd

where a = net investment  income earned during the period by the Underlying Fund attributable to shares owned by the Subaccount,

      b = expenses accrued for the period (net of any reimbursements),

      c = the average daily number of Accumulation  Units outstanding during the period that were entitled to receive dividends, and

      d = the maximum  offering price per  Accumulation  Unit on the last day of the period.

Quotations of average annual total return for any  Subaccount  will be expressed in terms of the  average  annual  compounded  rate of return  of a  hypothetical investment  in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T) n = ERV (where P = a hypothetical  initial  payment of $1,000,  T = the average  annual  total  return,  n = the  number of years,  and ERV = the ending redeemable  value of a hypothetical  $1,000 payment made at the beginning of the period).  Quotations  of total  return  may  simultaneously  be shown  for other
periods  and  will  include  total  return  for  periods   beginning   prior  to
availability  of the  Contract.  Such total  return  figures  are based upon the performance of the respective  Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract.

Average annual total return figures (referred to as "Standardized Total Return")
are calculated from the Separate Account inception date of January 12, 2001, and reflect the deduction of the following  charges:  (1) the maximum  mortality and expense risk and optional Rider charges of 3.10%; (2) the maximum administration charge of  0.60%;  (3) the  account  administration  charge of $30;  and (4) the contingent deferred sales charge.  Average annual total return figures (referred to as  "Non-Standardized  Total  Return")  may be  quoted  that  do not  reflect deduction of the  contingent  deferred  sales charge and account  administration charge of $30;  provided  that such  figures do not reflect the  addition of any
Credit   Enhancement.   The   contingent   deferred  sales  charge  and  account
administration  charge  if  reflected  would  lower the  Non-Standardized  Total
Return.  Total return figures that do not reflect  deduction of all charges will be  accompanied by  Standardized  Total Return figures that reflect such charges and which date from the Separate Account inception date.

The  average  annual  return  figures  below have been  adjusted  to reflect the maximum  charges  imposed under the Contract,  except that average annual return
(without contingent deferred sales charge and administration  charge),  does not reflect any applicable  withdrawal  charge or account  administration  charge of
$30.  Those  charges,  if  reflected,  would reduce such average  annual  return figures. All average annual return figures are as of December 31, 2003.

==========================================================================================
STANDARDIZED TOTAL RETURN
(With Contingent Deferred Sales Charge and Administration Charge)
------------------------------------------------------------------------------------------
                                                     1 YEAR         5 YEARS       10 YEARS
------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Series I
------------------------------------------------------------------------------------------
Federated High Income Bond II - Service Shares
------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund
------------------------------------------------------------------------------------------
Fidelity VIP II Index 500
------------------------------------------------------------------------------------------
Fidelity VIP II Investment-Grade Bond
------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities
------------------------------------------------------------------------------------------
Franklin Small Cap Class 2
------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio
------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio
------------------------------------------------------------------------------------------
Rydex U.S. Government Money Market
------------------------------------------------------------------------------------------
OppenheimerFunds Global
------------------------------------------------------------------------------------------
Rydex Arktos
------------------------------------------------------------------------------------------
Rydex Nova
------------------------------------------------------------------------------------------
Rydex OTC
------------------------------------------------------------------------------------------
Rydex Ursa
------------------------------------------------------------------------------------------
Rydex Large Cap Europe
------------------------------------------------------------------------------------------
Rydex Large Cap Japan
------------------------------------------------------------------------------------------
Rydex Banking
------------------------------------------------------------------------------------------
Rydex Basic Materials
------------------------------------------------------------------------------------------
Rydex Biotechnology
------------------------------------------------------------------------------------------
Rydex Consumer Products
------------------------------------------------------------------------------------------
Rydex Electronics
------------------------------------------------------------------------------------------
Rydex Energy
------------------------------------------------------------------------------------------
Rydex Energy Services
------------------------------------------------------------------------------------------
Rydex Financial Services
------------------------------------------------------------------------------------------
Rydex Health Care
------------------------------------------------------------------------------------------
Rydex Internet
------------------------------------------------------------------------------------------
Rydex Leisure
------------------------------------------------------------------------------------------
Rydex Medius
------------------------------------------------------------------------------------------
Rydex Mekros
------------------------------------------------------------------------------------------
Rydex Precious Metals
------------------------------------------------------------------------------------------
Rydex Real Estate
------------------------------------------------------------------------------------------
Rydex Retailing
------------------------------------------------------------------------------------------
Rydex Sector Rotation
------------------------------------------------------------------------------------------
Rydex Technology
------------------------------------------------------------------------------------------
Rydex Telecommunications
------------------------------------------------------------------------------------------
Rydex Titan 500
------------------------------------------------------------------------------------------
Rydex Transportation
------------------------------------------------------------------------------------------
Rydex U.S. Government Bond
------------------------------------------------------------------------------------------
Rydex Utilities
------------------------------------------------------------------------------------------
Rydex Velocity 100
------------------------------------------------------------------------------------------
Strong Opportunity
------------------------------------------------------------------------------------------
Templeton Developing Markets Class 2
------------------------------------------------------------------------------------------
Templeton Foreign Securities Class 2
------------------------------------------------------------------------------------------
 1  From  January  12,  2001 (date of  commencement  of Separate  Account  operations)  to
    December 31, 2002. The Separate  Account  commenced  operations  prior to the date the
    Contract was first made available for purchase on April 2, 2001.
 2  From May 22, 2001 (date added to Separate Account) to December 31, 2002.
 3  From October 1, 2001 (date added to Separate Account) to December 31, 2002.
 4  From May 2, 2001 (date added to Separate Account) to December 31, 2002.
 5  From May 29, 2001 (date added to Separate Account) to December 31, 2002.
 6  From August 3, 2001 (date added to Separate Account) to December 31, 2002.
 7  From May 29, 2001 (date added to Separate Account) to December 31, 2002.
 8  From July 20, 2001 (date added to Separate Account) to December 31, 2002.
 9  From June 20, 2001 (date added to Separate Account) to December 31, 2002.
10  From July 23, 2001 (date added to Separate Account) to December 31, 2002.
11  From July 27, 2001 (date added to Separate Account) to December 31, 2002.
12  From June 11, 2001 (date added to Separate Account) to December 31, 2002.
13  From May 1, 2002 (date added to Separate Account) to December 31, 2002
==========================================================================================

==========================================================================================
NON-STANDARDIZED TOTAL RETURN
(Without Contingent Deferred Sales Charge and Administration Charge)
------------------------------------------------------------------------------------------
                                                     1 YEAR       5 YEARS       10 YEARS
------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Series I
------------------------------------------------------------------------------------------
Federated High Income Bond II - Service Shares
------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund
------------------------------------------------------------------------------------------
Fidelity VIP II Index 500
------------------------------------------------------------------------------------------
Fidelity VIP II Investment-Grade Bond
------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities
------------------------------------------------------------------------------------------
Franklin Small Cap Class 2
------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio
------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio
------------------------------------------------------------------------------------------
Rydex U.S. Government Money Market
------------------------------------------------------------------------------------------
OppenheimerFunds Global
------------------------------------------------------------------------------------------
Rydex Arktos
------------------------------------------------------------------------------------------
Rydex Nova
------------------------------------------------------------------------------------------
Rydex OTC
------------------------------------------------------------------------------------------
Rydex Ursa
------------------------------------------------------------------------------------------
Rydex Large Cap Europe
------------------------------------------------------------------------------------------
Rydex Large Cap Japan
------------------------------------------------------------------------------------------
Rydex Banking
------------------------------------------------------------------------------------------
Rydex Basic Materials
------------------------------------------------------------------------------------------
Rydex Biotechnology
------------------------------------------------------------------------------------------
Rydex Consumer Products
------------------------------------------------------------------------------------------
Rydex Electronics
------------------------------------------------------------------------------------------
Rydex Energy
------------------------------------------------------------------------------------------
Rydex Energy Services
------------------------------------------------------------------------------------------
Rydex Financial Services
------------------------------------------------------------------------------------------
Rydex Health Care
------------------------------------------------------------------------------------------
Rydex Internet
------------------------------------------------------------------------------------------
Rydex Leisure
------------------------------------------------------------------------------------------
Rydex Medius
------------------------------------------------------------------------------------------
Rydex Mekros
------------------------------------------------------------------------------------------
Rydex Precious Metals
------------------------------------------------------------------------------------------
Rydex Real Estate
------------------------------------------------------------------------------------------
Rydex Retailing
------------------------------------------------------------------------------------------
Rydex Sector Rotation
------------------------------------------------------------------------------------------
Rydex Technology
------------------------------------------------------------------------------------------
Rydex Telecommunications
------------------------------------------------------------------------------------------
Rydex Titan 500
------------------------------------------------------------------------------------------
Rydex Transportation
------------------------------------------------------------------------------------------
Rydex U.S. Government Bond
------------------------------------------------------------------------------------------
Rydex Utilities
------------------------------------------------------------------------------------------
Rydex Velocity 100
------------------------------------------------------------------------------------------
Strong Opportunity
------------------------------------------------------------------------------------------
Templeton Developing Markets Class 2
------------------------------------------------------------------------------------------
Templeton Foreign Securities Class 2
------------------------------------------------------------------------------------------
 1  From May 5, 1993 (date of Underlying Fund inception) to December 31, 2002.
 2  From March 1, 1994 (date of Underlying Fund inception) to December 31, 2002.
 3  From March 28, 1994 (date of Underlying Fund inception) to December 31, 2002.
 4  From January 3, 1995 (date of Underlying Fund inception) to December 31, 2002.
 5  From November 2, 1998 (date of Underlying Fund inception) to December 31, 2002.
 6  From November 1, 1995 (date of Underlying Fund inception) to December 31, 2002.
 7  From November 3, 1997 (date of Underlying Fund inception) to December 31, 2002.
 8  From March 22, 1994 (date of Underlying Fund inception) to December 31, 2002.
 9  From May 7, 1997 (date of Underlying Fund inception) to December 31, 2002.
10  From May 22, 2001 (date of Underlying Fund inception) to December 31, 2002.
11  From June 10, 1997 (date of Underlying Fund inception) to December 31, 2002.
12  From October 1, 2001 (date of Underlying Fund inception) to December 31, 2002.
13  From May 2, 2001 (date of Underlying Fund inception) to December 31, 2002.
14  From May 29, 2001 (date of Underlying Fund inception) to December 31, 2002.
15  From August 3, 2001 (date of Underlying Fund inception) to December 31, 2002.
16  From July 20, 2001 (date of Underlying Fund inception) to December 31, 2002.
17  From June 20, 2001 (date of Underlying Fund inception) to December 31, 2002.
18  From May 23, 2001 (date of Underlying Fund inception) to December 31, 2002.
19  From May 29, 1997 (date of Underlying Fund inception) to December 31, 2002.
20  From July 23, 2001 (date of Underlying Fund inception) to December 31, 2002.
21  From July 27, 2001 (date of Underlying Fund inception) to December 31, 2002.
22  From June 11, 2001 (date of Underlying Fund inception) to December 31, 2002.
23  From March 4, 1996 (date of Underlying Fund inception) to December 31, 2002.
24  From May 1, 1992 (date of Underlying Fund inception) to December 31, 2002.
25  From May 1, 2002 (date of Underlying Fund inception) to December 31, 2002.
==========================================================================================

Total return  figures also may be quoted that assume the Owner has  purchased an
Extra  Credit  Rider  and,  as  such,   will  reflect  any   applicable   Credit
Enhancements; however, such total return figures will also reflect the deduction of any contingent deferred sales charge.

Quotations of total return for any  Subaccount  of the Separate  Account will be based on a hypothetical  investment in an Account over a certain period and will be computed by subtracting  the initial value of the investment  from the ending value and dividing the  remainder by the initial value of the  investment.  Such quotations of total return will reflect the deduction of all applicable  charges to the  contract  and the  separate  account  (on an annual  basis)  except  the applicable contingent deferred sales charge.

Performance  information  for any Subaccount  reflects only the performance of a hypothetical  Contract  under which an Owner's  Contract Value is allocated to a
Subaccount  during a particular time period on which the calculations are based.
Performance  information  should  be  considered  in  light  of  the  investment objectives and policies,  characteristics  and quality of the Underlying Fund in which the Subaccount  invests,  and the market  conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

PERMISSIBLE ADVERTISING INFORMATION

From  time  to  time,  the  Separate  Account  may,  in  addition  to any  other
permissible   information,   include  the  following  types  of  information  in
advertisements,  sales  literature,  reports to contractowners or other investor
communications   ("advertisements")  (1)  discussions  of  general  economic  or financial  principles  (such as the effects of  compounding  and the benefits of
dollar-cost  averaging);   (2)  discussions  about  past,  current  or  possible
economic,   market  and  political  trends  and  events;  (3)  presentations  of statistical data to supplement such  discussions;  (4) published  evaluations by nationally recognized ranking services and financial or business publications or other media including  reprints of, or selections from, such  publications;  (5)
descriptions  and updates  concerning  a  Subaccount's  strategies,  and past or anticipated portfolio investments;  (6) analysis of its investments by industry, country, credit quality and other characteristics;  (7) the general biography or work experience of the portfolio manager of a Subaccount  including  information about awards received by the portfolio  manager,  mentions of the manager in the media, or announcements of the portfolio  manager's  appearance on television or radio programs,  or  presentations  at conferences or trade shows; (8) portfolio manager commentary or market updates; (9) investment philosophy and the research methodology  underlying stock selection or a Subaccounts'  investment objective;
(10)  a  discussion  of  the   risk/return   continuum   relating  to  different
investments;  (11) discussions on general  principles of investing such as asset allocation, diversification and risk tolerance; (12) testimonials describing the experience of persons who have invested in a Subaccount;  (13) discussions about retirement and investing for retirement; (14) data concerning the projected cost of a college  education  in future  years  based on current  or recent  costs of college  and an  assumed  rate of  increase  for such  costs;  (15)  information regarding  the  relative  reliance  in  recent  years on  personal  savings  for retirement  income  versus  reliance  on Social  Security  benefits  and company sponsored retirement plans; and (16) other information of interest to investors.
Advertisements  may  include  information  about  the  Subaccount's   underlying
portfolio  in  addition  to, or in place of,  information  about the  Subaccount itself.

Advertisements  may also include a Subaccount's  performance,  goals,  risks and expenses  compared  with (a)  various  indexes so that  investors  may compare a
Subaccount's  results  with  those of a group  of  unmanaged  securities  widely regarded by investors as  representative  of the securities  markets in general;
(b) other subaccounts  tracked by the Variable Annuity Research and Data Service
("VARDS"),  Lipper Analytical Services Inc.,  Morningstar or another independent
research  firm  which  ranks   separate   accounts  or  subaccounts  by  overall
performance,  investment  objectives,  and assets, or tracked by other services, companies, publications, or persons who rank separate accounts or subaccounts on overall performance or other criteria; (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Subaccount;
(d) other statistics such as gross national product or gross domestic product of the United States or other  countries or regions,  net import and export figures derived from governmental publications (e.g., The Survey of Current Business) or other independent parties (e.g., the Investment Company Institute) to illustrate investment  attributes  to a  Subaccount  or  the  general  economic,  business, investment, or financial environment in which a Subaccount operates; (e) various financial,  economic and market  statistics  developed  by brokers,  dealers and other  persons to  illustrate  aspects of a  Subaccount's  performance;  (f) the sectors or industries in which a Subaccount invests compared to relevant indexes or surveys (e.g.,  S&P Industry  Surveys) in order to evaluate the  Subaccount's historic  performance  or  current  or  potential  value  with  respect  to  the particular  industry or sector;  (g) a  hypothetical  or model  portfolio or (h)
other subaccounts or variable  annuities.  The Separate Account may also discuss and  compare  in  advertising  the  relative  performance  of  various  types of investment instruments  including,  but not limited to, certificates of deposit, ordinary  interest  savings  accounts,  other  forms of fixed or  variable  time deposits,  qualified retirement plans, stocks,  Treasury securities,  and bonds, over various time periods and covering various holding periods. Such comparisons may  compare  these  investment  categories  to each  other or to changes in the
Consumer  Price Index.  In  addition,  the  Separate  Account may quote  various measures of  volatility  and  benchmark  correlation  in  advertising  and other materials and may compare these measures to those of indexes,  other subaccounts or types of investments.

The Separate  Account's  advertisements  may also include rankings or ratings of
the  Company  and  of  the  investor   services   provided  by  the  Company  to
contractowners  other than performance  rankings of a Subaccount  itself.  Those
ratings  or  rankings  of  investor   services  by  third  parties  may  include
comparisons  of their  services  to those  provided  by other  variable  annuity providers selected by the rating or ranking services. They may be based upon the opinions  of the  rating  or  ranking  service  itself,  using its  research  or judgment, or based upon surveys of investors, brokers, contractowners or others.

The Separate Account,  in its  advertisements,  may refer to pending legislation from time to time and the  possible  impact of such  legislation  on  investors, investment  strategy and related  matters.  This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields.

From time to time,  advertisements  may include  general  information  about the services and  products  offered by the Security  Funds,  Security  Distributors,
Inc., and Security  Benefit Life  Insurance  Company and its  subsidiaries.  For example,  such  advertisements may include  statistical  information about those entities  including,  but not  limited  to, the  number of  current  shareholder accounts,  the  amount  of  assets  under  management,  sales  information,  the distribution  channels  through  which the  entities'  products  are  available, marketing  efforts  and  statements  about  this  information  by the  entities'
officers,  directors and employees.  Advertisements may also include performance information for such products.

All performance  information that the Separate Account  advertises is historical in nature and is not  intended to represent or  guarantee  future  results.  The value  of  accumulation  units  when  redeemed  may be more or less  than  their original cost. Performance information may be quoted numerically or presented in a table, graph or other illustration.  A Subaccount's returns and unit price are not  guaranteed  or insured by the FDIC or any other  agency and will  fluctuate daily,  while  bank  depository  obligations  may be insured by the FDIC and may provide fixed rates of return.

In  connection  with a ranking,  the  Separate  Account may  provide  additional information,  such as the particular category to which it is related, the number of  subaccounts  in the category,  the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense  reimbursements.  In assessing  comparisons  of  performance,  you  should  keep  in  mind  that  the composition  of the  investments  in the  reported  indexes and  averages is not identical to a  Subaccount's  portfolio,  the indexes and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Separate  Account to calculate its figures.
For  example,  unmanaged  indexes  may  assume  reinvestment  of  dividends  but generally do not reflect  deductions for administrative and management costs. In addition,  there  can  be no  assurance  that a  Subaccount  will  continue  its performance as compared to these other  averages.  When comparing a Subaccount's performance with that of other alternatives, investors should understand that an investment  in a  Subaccount  may be subject to  greater  market  risks than are certain other types of investments.

EXPERTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the financial  statements of Variable
Annuity Account XIV - AdvisorDesigns  Variable Annuity at December 31, 2003, and
for the specified  periods ended December 31, 2003, or for such portions of such periods  disclosed  in the  financial  statement  included in this  Statement of
Additional Information have been audited by _______________________, independent auditors,  as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries  as of December  31, 2003 and 2002,  and for each of the three years in the period ended  December  31, 2003 and the  financial  statements  of
Variable Annuity Account XIV -  AdvisorDesigns  Variable Annuity at December 31,
2003, and for the specified  periods ended December 31, 2003, or for portions of such periods as  disclosed in the  financial  statements  are set forth  herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company
and   Subsidiaries,   which  are  included  in  this   Statement  of  Additional
Information,  should be considered only as bearing on the ability of the Company to meet its  obligations  under the  Contract.  They should not be considered as bearing  on the  investment  performance  of the  assets  held  in the  Separate
Account.

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          a.  Financial Statements

              To be filed by amendment.

          b.  Exhibits

               (1)  Resolution  of the Board of  Directors  of Security  Benefit
                    Life  Insurance  Company  authorizing  establishment  of the
                    Separate Account(a)

               (2)  Not Applicable

               (3)  (a)  Service Facilities Agreement(b)
                    (b)  Marketing Organization Agreement(g)
                    (c)  SBL Variable Products Broker/Dealer Sales Agreement(h)
                    (d)  SBL Variable Product Sales Agreement (3-Way  Agreement)
                         (Form 9482C 7-00)(k)
                    (e)  Marketing Organization Agreement Commission Schedule(j)

               (4)  (a)  Individual Contract (Form V6029 11-00)(i)
                    (b)  Individual Contract-Unisex (Form V6029 11-00U)(i)
                    (c)  Tax-Sheltered Annuity Endorsement (Form 6832A R9-96)(c)
                    (d)  Withdrawal   Charge  Waiver   Endorsement  (Form  V6051
                         3-96)(c)
                    (e)  Waiver  of  Withdrawal   Charge  for  Terminal  Illness
                         Endorsement (Form V6051 TI 2-97)(c)
                    (f)  Individual  Retirement Annuity Endorsement (Form V6849A
                         1-97)(d)
                    (g)  Roth IRA Endorsement (Form V6851 10-97)(d)
                    (h)  403a Endorsement (Form V6057 10-98)(e)
                    (i)  Annual  Stepped  Up Death  Benefit  Rider  (Form  V6063
                         8-00)(a)
                    (j)  Guaranteed  Growth Death  Benefit  Rider (Form  V6063-1
                         8-00)(a)
                    (k)  Annual Stepped Up and  Guaranteed  Growth Death Benefit
                         Rider (Form V6063-2 8-00)(a)
                    (l)  Disability Rider (Form V6064 8-00)(a)
                    (m)  Guaranteed Income Benefit Rider (Form V6065 8-00)(a)
                    (n)  Credit Enhancement Rider (Form V6067 8-00)(a)
                    (o)  Alternate Withdrawal Charge Rider (Form V6069 10-00)(i)
                    (p)  Enhanced  and  Guaranteed  Growth Death  Benefit  Rider
                         (Form V6076 4-01)(k)
                    (q)  Enhanced, Annual Stepped Up and Guaranteed Growth Death
                         Benefit Rider (Form V6077 4-01)(k)
                    (r)  Enhanced Death Benefit Rider (Form V6078 4-01)(k)
                    (s)  Enhanced  and  Annual  Stepped Up Death  Benefit  Rider
                         (Form V6079 4-01)(k)
                    (t)  Annual  Stepped Up Death  Benefit  Rider (Form V6081 FL
                         5-01)(k)
                    (u)  Death  Benefit  Rider - Return of Premium  Beyond Issue
                         Age 80 (Form V6082 FL 5-01)(k)
                    (v)  Credit Enhancement Rider (Form V6084 11-01)(l)
                    (w)  CDSC Credit Endorsement (Form V6085 12-02)(n)
                    (x)  Guaranteed   Minimum  Withdrawal  Benefit  (Form  V6086
                         10-03)
                    (y)  Total Protection (Forms V6087 10-03)(p)

               (5)  (a)  Application (Form V9493 11-00)(j)
                    (b)  Application - Unisex (Form V9493 11-00U)(j)

               (6)  (a)  Composite of Articles of Incorporation of SBL(f)
                    (b)  Bylaws of SBL(f)

               (7)  Not Applicable

               (8)  (a)  Participation Agreement - Franklin Templeton(k)
                    (b)  Participation Agreement - AIM(k)
                    (c)  Participation Agreement - Federated(k)
                    (d)  Participation Agreement - Fidelity(k)
                    (e)  Participation Agreement - Neuberger Berman(k)
                    (f)  Participation Agreement - Rydex(m)
                    (g)  Participation Agreement - Strong(k)
                    (h)  Form  of  Participation   Agreement  -  Rydex  Variable
                         Trust(o)

               (9)  Opinion of Counsel(k)

              (10)  Not Applicable

              (11)  Not Applicable

              (12)  Not Applicable

              (13)  Not Applicable

              (14)  Powers of Attorney  of Howard R.  Fricke,  Kris A.  Robbins,
                    Sister  Loretto  Marie  Colwell,  John C.  Dicus,  Steven J.
                    Douglass,  William W.  Hanna,  John E.  Hayes,  Jr.,  Pat A.
                    Loconto, Duane L. Fager, and Robert C. Wheeler(k)

(a)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's initial  Registration  Statement No. 333-41180 (filed July 11,
     2000).

(b)  Incorporated  herein by reference  to the Exhibits  filed with the Variflex
     Separate Account  Post-Effective  Amendment No. 27 under the Securities Act of 1933 and  Amendment No. 26 under the  Investment  Company Act of 1940 to
     Registration Statement No. 2-89328 (filed April 30, 2003).

(c)  Incorporated  herein by  reference  to the  Exhibits  filed  with  Variflex
     Signature's Initial  Registration  Statement No. 333-23723 (filed March 16,
     1997).

(d)  Incorporated  herein by  reference  to the  Exhibits  filed  with  Variflex
     Signature's Post-Effective Amendment No. 2 under the Securities Act of 1933
     and  Amendment  No.  3  under  the  Investment   Company  Act  of  1940  to
     Registration Statement No. 333-23723 (filed April 30, 1998).

(e)  Incorporated  herein by  reference  to the  Exhibits  filed  with  Variflex
     Signature's Post-Effective Amendment No. 4 under the Securities Act of 1933
     and  Amendment  No.  5  under  the  Investment   Company  Act  of  1940  to
     Registration Statement No. 333-23723 (filed April 30, 1999).

(f)  Incorporated  herein by  reference  to the  Exhibits  filed  with  Variflex
     Separate Account's Post-Effective Amendment No. 20 under the Securities Act of 1933 and  Amendment No. 19 under the  Investment  Company Act of 1940 to
     Registration Statement No. 2-89328 (Filed August 17, 1998).

(g)  Incorporated  herein by  reference  to the  Exhibits  filed  with  Variflex
     Signature's  Post-Effective  Amendment No. 23 under the  Securities  Act of
     1933 and  Amendment  No. 22 under  the  Investment  Company  Act of 1940 to
     Registration Statement No. 2-89328 (filed May 1, 2000).

(h)  Incorporated  herein by reference to Exhibits filed with Variflex  Separate
     Account's  Post-Effective Amendment No. 22 under the Securities Act of 1933 and  Amendment  No.  21  under  the  Investment  Company  Act  of  1940  to
     Registration Statement No. 2-89328 (filed April 29, 1999).

(i)  Incorporated  herein by reference to Exhibits  filed with the  Registrant's
     Initial  Registration  Statement  under  the  Securities  Act of  1933  and
     Amendment No. 2 under the  Investment  Company Act of 1940 to  Registration
     Statement No. 333-52114 (filed December 19, 2000).

(j)  Incorporated  herein by reference to Exhibits  filed with the  Registrant's
     Pre-Effective  Amendment  No.  1  under  the  Securities  Act of  1933  and
     Amendment No. 4 under the  Investment  Company Act of 1940 to  Registration
     Statement No. 333-52114 (filed March 20, 2001).

(k)  Incorporated  herein by reference to Exhibits  filed with the  Registrant's
     Post-Effective  Amendment  No.  1 under  the  Securities  Act of  1933  and
     Amendment No. 6 under the  Investment  Company Act of 1940 to  Registration
     Statement No. 333-52114 (filed March 1, 2002).

(l)  Incorporated  herein  by  reference  to the  Exhibits  filed  with  the SBL
     Variable  Annuity  Account XIV's Post  Effective  Amendment No. 3 under the
     Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940 to Registration Statement No. 333-41180 (filed March 1, 2002).

(m)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's  Post  Effective  Amendment No. 2 under the  Securities Act of
     1933  and  Amendment  No. 7 under  the  Investment  Company  Act of 1940 to
     Registration Statement No. 333-52114 (filed April 8, 2002).

(n)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's  Post  Effective  Amendment No. 3 under the  Securities Act of
     1933  and  Amendment  No. 8 under  the  Investment  Company  Act of 1940 to
     Registration Statement No. 333-52114 (filed February 28, 2003).

(o)  Incorporated  herein  by  reference  to the  Exhibits  filed  with  the SBL
     Variable  Annuity  Account XIV's  Post-Effective  Amendment No. 5 under the
     Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940 to Registration Statement No. 333-41180 (filed April 30, 2003)

(p)  Incorporated  herein  by  reference  to the  Exhibits  filed  with  the SBL
     Variable  Annuity  Account  XVII's  Initial   Registration   Statement  No.
     333-111589 (filed December 29, 2003).

Item 25.  Directors and Officers of the Depositor

          Name and Principal
           Business Address                 Positions and Offices with Depositor
          ------------------                ------------------------------------

          Howard R. Fricke*                 Chairman of the Board and Director

          Kris A. Robbins*                  President, Chief Executive Officer
                                            and Director

          Sister Loretto Marie Colwell      Director
          1700 SW 7th Street
          Topeka, Kansas 66606

          Steven J. Douglass                Director
          3231 East 6th Street
          Topeka, Kansas 66607

          William W. Hanna                  Director
          100 N. Broadway
          KS1-100-02-68
          Wichita, Kansas 67202

          John E. Hayes, Jr.                Director
          200 Gulf Blvd.
          Belleair Shore, Florida 33786

          Duane L. Fager                    Director
          3035 S. Topeka Blvd.
          Topeka, KS 66611

          Robert C. Wheeler                 Director
          400 SW 8th Street
          Topeka, Kansas 66603

          Pat A. Loconto                    Director
          c/o Mary Abdo
          400 West 15th Street
          Suite 1700
          Austin, TX 78701

          Thomas A. Swank*                  Senior Vice President, Chief
                                            Financial Officer and Treasurer

          J. Michael Keefer*                Senior Vice President, General
                                            Counsel and Secretary

          Malcolm E. Robinson*              Senior Vice President

          David J. Keith*                   Senior Vice President, IT and
                                            Customer Management

          Terry A. Milberger*               Senior Vice President

          Venette K. Davis*                 Senior Vice President

          Gregory J. Garvin*                Senior Vice President

          James R. Schmank*                 Senior Vice President

          Kalman Bakk, Jr.*                 Senior Vice President and
                                            Chief Marketing Officer

          Amy J. Lee*                       Associate General Counsel, Vice
                                            President and Assistant Secretary

          *Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26.  Persons Controlled by or Under Common Control with the Depositor or
          Registrant

          The Depositor,  Security Benefit Life Insurance Company ("SBL" or "the
          Company"), is owned by Security Benefit Corp. through the ownership of
          700,000  of SBL's  700,009  issued  and  outstanding  shares of common stock. One share of SBL's issued and outstanding common stock is owned by each director of SBL, in accordance with the requirements of Kansas law. Security Benefit Corp. is wholly owned by Security Benefit Mutual
          Holding  Company  ("SBMHC"),  which  in  turn  is  controlled  by  SBL policyholders.  As of December  31, 2003 no one person holds more than approximately  0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

          The  following  chart  indicates  the persons  controlled  by or under common control with SBL Variable Annuity Account XIV or SBL:

                                                                       PERCENT
                                                                      OF VOTING
                                                                     SECURITIES
                                                                      OWNED BY
                                                    JURISDICTION        SBMHC
                                                         OF         (DIRECTLY OR
          NAME                                      INCORPORATION    INDIRECTLY)

          Security Benefit Mutual Holding Company      Kansas           ---
          (Holding Company)

          Security Benefit Corp.                       Kansas           100%
          (Holding Company)

          Security Benefit Life Insurance Company      Kansas           100%
          (Stock Life Insurance Company)

          Security Benefit Group, Inc.                 Kansas           100%
          (Holding Company)

          Security Management Company, LLC             Kansas           100%
          (Investment Adviser)

          Security Distributors, Inc.                  Kansas           100%
          (Broker/Dealer, Principal
          Underwriter of Mutual Funds)

          First Advantage Insurance Agency, Inc.       Kansas           100%
          (Insurance Agency)

          Security Benefit Academy, Inc.               Kansas           100%
          (Daycare Company)

          Security Financial Resources, Inc.           Kansas           100%
          (Financial Services)

          Security Financial Resources                Delaware          100%
          Collective Investments, LLC
          (Private Fund)

          First Security Benefit Life Insurance       New York          100%
          and Annuity Company of New York

          SBL is also the  depositor of the  following  separate  accounts:  SBL
          Variable  Annuity  Accounts I, III and IV, SBL Variable Life Insurance
          Account Varilife,  Security  Varilife  Separate Account,  SBL Variable
          Annuity Account VIII (Variflex LS), SBL Variable  Annuity Account VIII
          (Variflex  Signature),   SBL  Variable  Annuity  Account  VIII  (Extra
          Credit),  SBL Variable Annuity Account XIV, Security Varilife Separate
          Account,  Variable Annuity Account XI, Variflex Separate Account,  SBL
          Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account,
          and Parkstone Variable Annuity Separate Account.

          Through the above-referenced separate accounts, SBL might be deemed to control the open-end management  investment companies listed below. As of December 18, 2002 the  approximate  percentage  of ownership by the separate accounts for each company is as follows:

                  Security Large Cap Value Fund.....    31.64%
                  SBL Fund..........................   100.00%

Item 27.  Number of Contractowners

          As of  February  1, 2003,  there were  2,446  owners of the  Qualified
          Contracts and 2,050 owners of the Non-Qualified Contracts issued under
          SBL Variable Annuity Account XIV.

Item 28.  Indemnification

          The bylaws of Security Benefit Life Insurance Company provide that the
          Company  shall,  to the extent  authorized by the laws of the State of
          Kansas,  indemnify  officers  and  directors  for certain  liabilities threatened  or incurred in connection  with such person's  capacity as director or officer.

          The Articles of Incorporation include the following provision:

             (a)  No  director  of  the  Corporation  shall  be  liable  to  the
          Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director,  provided that nothing  contained in this Article  shall  eliminate or limit the liability of a director
          (a)  for  any  breach  of  the  director's  duty  of  loyalty  to  the
          Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve  intentional  misconduct or a knowing violation of law,  (c) under the  provisions  of K.S.A.  17-6424 and  amendments thereto, or (d) for any transaction from which the director derived an improper  personal  benefit.  If the General  Corporation  Code of the
          State of  Kansas is  amended  after the  filing of these  Articles  of
          Incorporation  to authorize  corporate  action further  eliminating or limiting the personal liability of directors,  then the liability of a director  of the  Corporation  shall be  eliminated  or limited to the fullest extent permitted by the General  Corporation Code of the State of Kansas, as so amended.

             (b) Any repeal or  modification  of the foregoing  paragraph by the stockholders of the Corporation  shall not adversely  affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

          Insofar  as   indemnification   for  a  liability  arising  under  the
          Securities  Act of 1933 may be  permitted to  directors,  officers and controlling  persons  of the  Registrant  pursuant  to  the  foregoing provisions,  or otherwise,  the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against  public  policy as expressed in the Act and is,  therefore, unenforceable.  In the event that a claim for indemnification  against such liabilities  (other than the payment by the Depositor of expenses incurred or paid by a director,  officer or controlling  person of the
          Depositor in the successful defense of any action, suit or proceeding)
          is  asserted  by such  director,  officer  or  controlling  person  in connection with the Securities being  registered,  the Depositor will, unless in the opinion of its counsel the matter has been  settled by a controlling precedent,  submit to a court of appropriate  jurisdiction the question of whether such  indemnification  by it is against public policy  as  expressed  in the Act and will be  governed  by the  final adjudication of such issue.

Item 29.  Principal Underwriter

          (a)  Security Distributors, Inc. ("SDI"), a subsidiary of SBL, acts as distributor  of the Contract  issued  under SBL Variable  Annuity
               Account XIV  (SecureDesigns,  AdvisorDesigns,  NEA  Valuebuilder,
               AdvanceDesigns,  Security Benefit Advisor, and AEA). SDI performs similar  functions for SBL Variable  Annuity Accounts I, III, and
               IV,  SBL  Variable  Life  Insurance  Account  Varilife,  Security
               Varilife  Separate  Account,  SBL Variable  Annuity  Account VIII
               (Variflex LS, Variflex Signature, and Extra Credit), SBL Variable
               Annuity  Account  XI, SBL  Variable  Annuity  Account  XVII,  and
               Parkstone  Variable  Annuity Separate  Account.  SDI also acts as principal  underwriter  for the following  management  investment
               companies  for  which  Security  Management   Company,   LLC,  an
               affiliate of SBL, acts as  investment  adviser:  Security  Equity
               Fund,  Security  Income  Fund,  Security  Large Cap  Value  Fund,
               Security  Municipal  Bond  Fund,  SBL Fund and  Security  Mid Cap
               Growth Fund.

          (b)  Name and Principal             Position and Offices
                Business Address*              with Underwriter
               ------------------             --------------------
                Gregory J. Garvin             President and Director
                James R. Schmank              Director
                Richard J. Wells              Director
                Frank Memmo                   Director
                Amy J. Lee                    Secretary
                Tamara L. Brownfield          Treasurer
                Brenda M. Harwood             Vice President and Director

               *One Security Benefit Place, Topeka, Kansas 66636-0001

          (c)  Although  SDI  receives no  compensation  under its  distribution agreement with SBL, it does receive certain  payments from SBL in connection with the sale of the Contract.  These payments are not expected  to exceed  0.75% of sales.  For the  fiscal  year ended
               December 31, 2002,  SDI received  $2,453,123  from SBL under this arrangement.

Item 30.  Location of Accounts and Records

          All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules  thereunder  are  maintained  by SBL at its administrative  offices--One  Security Benefit Place,  Topeka,  Kansas
          66636-0001.

Item 31.  Management Services

          All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings

          (a)  Registrant   undertakes  that  it  will  file  a   post-effective
               amendment  to  this  Registration   Statement  as  frequently  as
               necessary to ensure that the audited financial  statements in the
               Registration  Statement  are never more than  sixteen (16) months old for so long as payments under the variable annuity  contracts may be accepted.

          (b)  Registrant  undertakes  that  it  will  include  as  part  of the variable annuity  contract  application a space that an applicant can check to request a Statement of Additional Information.

          (c)  Registrant  undertakes  to deliver any  Statement  of  Additional
               Information  and any  financial  statements  required  to be made available  under this Form  promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

          (d)  Subject  to the  terms and  conditions  of  Section  15(d) of the
               Securities Exchange Act of 1934, the Registrant hereby undertakes
               to  file  with  the  Securities  and  Exchange   Commission  such
               supplementary and periodic information, documents, and reports as may be prescribed  by any rule or  regulation  of the  Commission heretofore  or  hereafter  duly  adopted  pursuant  to  authority conferred in that Section.

          (e)  Depositor represents that the fees and charges deducted under the
               Contract,  in the  aggregate,  are  reasonable in relation to the services rendered,  the expenses expected to be incurred, and the risks assumed by the Depositor.

          (f)  SBL,  sponsor of the unit investment  trust, SBL Variable Annuity
               Account XIV,  hereby  represents that it is relying upon American
               Council  of Life  Insurance,  SEC  No-Action  Letter,  [1988-1989
               Transfer  Binder]  Fed.  Sec. L. Rep.  (CCH) ¶ 78,904  (Nov.  28,
               1988), and that it has complied with the provisions of paragraphs
               (1)-(4) of such no-action letter which are incorporated herein by reference.

                                   SIGNATURES

As  required by the  Securities  Act of 1933 and the  Investment  Company Act of
1940, the Registrant has caused this Registration  Statement to be signed on its behalf in the City of Topeka, State of Kansas on this 17th day of February 2004.

SIGNATURES AND TITLES

Sister Loretto Marie Colwell         By:            HOWARD R. FRICKE
Director                                 ---------------------------------------
                                         Howard R. Fricke, Director and Chairman
                                         of the Board and as Attorney In Fact
                                         for the Officers and Directors Whose
Steven J. Douglass                       Names Appear Opposite.
Director
                                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                     (The Depositor)

William W. Hanna                     By:             KRIS A. ROBBINS
Director                                 ---------------------------------------
                                         Kris A. Robbins, Director, President
                                         and Chief Executive Officer

John E. Hayes, Jr.
Director                             SBL VARIABLE ANNUITY ACCOUNT XIV
                                     ADVISORDESIGNS
                                     (The Registrant)

Pat A. Loconto                       By: SECURITY BENEFIT LIFE INSURANCE COMPANY
Director                                 (The Depositor)

                                     By:             KRIS A. ROBBINS
                                         ---------------------------------------
Duane L. Fager                           Kris A. Robbins, Director, President
Director                                 and Chief Executive Officer

                                     By:             THOMAS A. SWANK
                                         ---------------------------------------
Robert C. Wheeler                        Thomas A. Swank, Senior Vice President,
Director                                 Chief Financial Officer and Treasurer

                                     (ATTEST):            AMY J. LEE
                                               ---------------------------------
                                               Amy J. Lee, Vice President,
                                               Associate General Counsel and
                                               Assistant Secretary

                                     Date:  February 17, 2004

                                  EXHIBIT INDEX

 (1)   None

 (2)   None

 (3)  (a)  None
      (b)  None
      (c)  None
      (d)  None
      (e)  None

 (4)  (a)  None
      (b)  None
      (c)  None
      (d)  None
      (e)  None
      (f)  None
      (g)  None
      (h)  None
      (i)  None
      (j)  None
      (k)  None
      (l)  None
      (m)  None
      (n)  None
      (o)  None
      (p)  None
      (q)  None
      (r)  None
      (s)  None
      (t)  None
      (u)  None
      (v)  None
      (w)  None
      (x)  Guaranteed Minimum Withdrawal Benefit Rider (Form V6086 (10-03)
      (y)  None

 (5)  (a)  None
      (b)  None

 (6)  (a)  None
      (b)  None

 (7)  None

 (8)  (a)  None
      (b)  None
      (c)  None
      (d)  None
      (e)  None
      (f)  None
      (g)  None
      (h)  None

 (9)  None

(10)  None

(11)  None

(12)  None

(13)  None

(14)  None